Franklin Investors Securities Trust
Statement of Investments (unaudited), January 31, 2021
Franklin Adjustable U.S. Government Securities Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 7.8%
Diversified Financial Services 0.2%
a
GNMA , 2010-12 , FD , FRN , 0.729% , ( 1-month USD LIBOR + 0.6% ), 1/16/40 .......
$ 956,950 $ 966,429
Thrifts & Mortgage Finance 7.6%
a
FHLMC ,
4988, AF, FRN, 0.505%, (1-month USD LIBOR + 0.35%), 10/15/37 ............. 9,646,459 9,696,200
343, F4, FRN, 0.505%, Strip, (1-month USD LIBOR + 0.35%), 10/15/37 ......... 9,845,194 9,910,539
4197, KF, FRN, 0.455%, (1-month USD LIBOR + 0.3%), 9/15/37 .............. 4,289,775 4,313,861
4845, QF, FRN, 0.426%, (1-month USD LIBOR + 0.3%), 12/15/48 ............. 8,713,384 8,727,559
4730, WF, FRN, 0.505%, (1-month USD LIBOR + 0.35%), 8/15/38 ............. 7,730,161 7,761,474
a
FNMA ,
2019-38, CF, FRN, 0.58%, (1-month USD LIBOR + 0.45%), 7/25/49 ............ 2,535,069 2,554,852
2020-54, WF, FRN, 0.605%, (1-month USD LIBOR + 0.45%), 8/25/50 .......... 11,509,699 11,602,978
54,567,463
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $55,440,488) ................
55,533,892
Mortgage-Backed Securities 83.3%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 13.5%
FHLMC, 2.008%, (12-month USD LIBOR +/- MBS Margin), 9/01/35 .............. 3,415,147 3,568,708
FHLMC, 2.718%, (12-month USD LIBOR +/- MBS Margin), 11/01/40 ............. 2,426,635 2,565,873
FHLMC, 2.718%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 5,062,557 5,314,568
FHLMC, 2.869%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 .............. 9,544,237 10,110,347
FHLMC, 2.913%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 4,912,417 5,131,538
FHLMC, 2.953%, (12-month USD LIBOR +/- MBS Margin), 5/01/45 .............. 4,299,239 4,472,183
FHLMC, 3.338%, (12-month USD LIBOR +/- MBS Margin), 1/01/37 .............. 2,258,624 2,434,089
FHLMC, 3.375%, (12-month USD LIBOR +/- MBS Margin), 7/01/35 .............. 4,278,094 4,531,536
FHLMC, 3.539%, (12-month USD LIBOR +/- MBS Margin), 6/01/37 .............. 4,165,425 4,440,863
FHLMC, 1.843% - 3.905%, (6-month USD LIBOR +/- MBS Margin), 8/01/33 - 11/01/41 51,653,056 54,320,699
96,890,404
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.6%
FHLMC Pool, 15 Year, 2%, 12/01/35 ..................................... 27,820,348 29,094,681
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 23,042,214 24,780,923
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 20,538,259 22,069,548
75,945,152
b
Federal National Mortgage Association (FNMA) Adjustable Rate 50.6%
FNMA, 1.755%, (6-month USD LIBOR +/- MBS Margin), 12/01/34 ............... 2,726,344 2,836,415
FNMA, 2.117%, (12-month USD LIBOR +/- MBS Margin), 11/01/34 .............. 3,028,017 3,188,227
FNMA, 2.231%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 3,551,729 3,724,001
FNMA, 2.246%, (12-month USD LIBOR +/- MBS Margin), 3/01/37 ............... 2,398,084 2,528,159
FNMA, 2.273%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 ............... 2,393,391 2,518,576
FNMA, 2.335%, (12-month USD LIBOR +/- MBS Margin), 11/01/34 .............. 3,394,283 3,579,315
FNMA, 2.43%, (12-month USD LIBOR +/- MBS Margin), 11/01/42 ............... 6,068,268 6,407,243
FNMA, 2.467%, (12-month USD LIBOR +/- MBS Margin), 10/01/38 .............. 2,408,475 2,541,544
FNMA, 2.487%, (12-month USD LIBOR +/- MBS Margin), 5/01/39 ............... 3,510,020 3,679,816
FNMA, 2.5%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ................. 6,210,738 6,556,990
FNMA, 2.509%, (12-month USD LIBOR +/- MBS Margin), 8/01/44 ............... 6,095,291 6,383,623
FNMA, 2.516%, (12-month USD LIBOR +/- MBS Margin), 5/01/40 ............... 4,754,955 5,004,826
FNMA, 2.618%, (12-month USD LIBOR +/- MBS Margin), 4/01/40 ............... 5,939,132 6,272,676
FNMA, 2.638%, (12-month USD LIBOR +/- MBS Margin), 3/01/41 ............... 2,745,778 2,885,616
FNMA, 2.668%, (12-month USD LIBOR +/- MBS Margin), 5/01/38 ............... 2,609,692 2,755,236
FNMA, 2.684%, (12-month USD LIBOR +/- MBS Margin), 4/01/44 ............... 5,105,297 5,360,288
FNMA, 2.712%, (12-month USD LIBOR +/- MBS Margin), 10/01/38 .............. 4,965,174 5,245,303
FNMA, 2.743%, (12-month USD LIBOR +/- MBS Margin), 9/01/42 ............... 4,218,871 4,436,563
FNMA, 2.796%, (1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 9,685,568 10,238,429

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 117 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.849%, (12-month USD LIBOR +/- MBS Margin), 1/01/37 ............... $ 2,590,693 $ 2,737,645
FNMA, 2.853%, (12-month USD LIBOR +/- MBS Margin), 2/01/43 ............... 4,898,202 5,145,238
FNMA, 2.903%, (12-month USD LIBOR +/- MBS Margin), 3/01/35 ............... 4,488,395 4,731,501
FNMA, 2.906%, (1-year CMT T-Note +/- MBS Margin), 1/01/38 ................. 2,560,256 2,708,871
FNMA, 3.002%, (12-month USD LIBOR +/- MBS Margin), 1/01/39 ............... 3,184,699 3,353,468
FNMA, 3.049%, (COFI 11th District +/- MBS Margin), 4/01/34 .................. 11,398,252 11,932,540
FNMA, 3.059%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ............... 4,765,241 5,016,028
FNMA, 0.865% - 6.75%, (1-month USD LIBOR +/- MBS Margin), 6/01/21 - 5/01/48 .. 232,565,181 240,766,475
362,534,612
Federal National Mortgage Association (FNMA) Fixed Rate 8.5%
FNMA, 15 Year, 2%, 10/01/35 .......................................... 19,226,018 20,106,681
FNMA, 15 Year, 2%, 12/01/35 .......................................... 27,835,804 29,110,845
FNMA, 15 Year, 2.5%, 3/01/35 ......................................... 11,364,126 12,207,584
61,425,110
b
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 2.125% - 3%, (1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 .... 461,254 474,624
474,624
Total Mortgage-Backed Securities (Cost $595,860,401) ...........................
597,269,902
Total Long Term Investments (Cost $651,300,889) ...............................
652,803,794
a
a a a a
Short Term Investments 8.2%
Shares
a
Money Market Funds 5.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 35,778,536 35,778,536
Total Money Market Funds (Cost $35,778,536) ..................................
35,778,536
Principal Amount
Repurchase Agreements 3.2%
e
Joint Repurchase Agreement, 0.04%, 2/01/21 (Maturity Value $23,312,711)
BNP Paribas Securities Corp. (Maturity Value $13,783,640)
Deutsche Bank Securities, Inc. (Maturity Value $4,015,615)
HSBC Securities (USA), Inc. (Maturity Value $5,513,456)
Collateralized by U.S. Government Agency Securities, 3.5% - 5%, 11/20/41 - 2/20/50;
U.S. Treasury Bonds, 6.25% - 7.63%, 11/15/22 - 8/15/23; and U.S. Treasury Note,
1.63%, 11/15/22 (valued at $23,785,391) ................................ 23,312,633 23,312,633
Total Repurchase Agreements (Cost $23,312,633) ...............................
23,312,633
Total Short Term Investments (Cost $59,091,169 ) ................................
59,091,169
a
Total Investments (Cost $710,392,058) 99.3% ...................................
$711,894,963
Other Assets, less Liabilities 0.7% .............................................
4,853,320
Net Assets 100.0% ...........................................................
$716,748,283
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 9 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2021, all repurchase agreements had been entered into on January 29, 2021.

Franklin Investors Securities Trust
Statement of Investments (unaudited), January 31, 2021
Franklin Convertible Securities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.9%
Multi-Utilities 0.8%
Sempra Energy ....................................... United States 333,540 $ 41,278,910
Software 0.1%
a
DocuSign, Inc. ....................................... United States 10,831 2,522,432
Total Common Stocks (Cost $46,653,745) ......................................
43,801,342
Convertible Preferred Stocks 19.2%
Auto Components 1.6%
Aptiv plc, 5.5%, A ..................................... United States 530,000 82,388,500
Capital Markets 1.6%
KKR & Co., Inc., 6%, C ................................. United States 1,360,000 79,111,200
Chemicals 1.0%
International Flavors & Fragrances, Inc., 6% ................. United States 1,192,242 50,086,086
Electric Utilities 3.6%
American Electric Power Co., Inc., 6.125% .................. United States 440,000 20,996,800
b
American Electric Power Co., Inc., 6.125% .................. United States 600,000 29,610,000
b
NextEra Energy, Inc., 5.279% ............................ United States 1,100,000 58,784,000
PG&E Corp., 5.5% .................................... United States 430,000 49,045,800
Southern Co. (The), 6.75%, 2019 ......................... United States 550,000 27,060,000
185,496,600
Food Products 1.3%
Bunge Ltd., 4.875% ................................... United States 630,000 68,260,500
Gas Utilities 0.3%
South Jersey Industries, Inc., 7.25% ....................... United States 360,000 14,122,800
Health Care Equipment & Supplies 2.1%
Danaher Corp., 4.75%, A ................................ United States 54,000 87,496,200
Danaher Corp., 5%, B .................................. United States 14,045 19,264,122
106,760,322
Health Care Technology 0.5%
Change Healthcare, Inc., 6% ............................. United States 300,000 24,246,000
Life Sciences Tools & Services 1.5%
Avantor , Inc., 6.25%, A ................................. United States 820,000 75,940,200
Machinery 0.6%
Fortive Corp., 5%, A ................................... United States 34,350 32,986,305
Multi-Utilities 1.1%
DTE Energy Co., 6.25% ................................ United States 800,000 37,104,000
b
Sempra Energy, 6.75%, B ............................... United States 206,000 21,086,160
58,190,160
Semiconductors & Semiconductor Equipment 2.0%
Broadcom, Inc., 8%, A .................................. United States 71,100 104,428,125
Water Utilities 0.9%
b
Essential Utilities, Inc., 6% .............................. United States 770,000 45,468,500
Wireless Telecommunication Services 1.1%
a,c
2020 Cash Mandatory Exchangeable Trust, 144A, 5.25% ....... United States 48,000 55,266,240
a
Total Convertible Preferred Stocks (Cost $828,037,416) ..........................
982,751,538

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds 77.9%
Biotechnology 2.9%
Intercept Pharmaceuticals, Inc. , Senior Note , 2% , 5/15/26 .......
United States 21,000,000 $ 14,932,803
Neurocrine Biosciences, Inc. , Senior Note , 2.25% , 5/15/24 ......
United States 44,750,000 67,355,697
c
PTC Therapeutics, Inc. , Senior Note , 144A, 1.5% , 9/15/26 ....... United States 48,000,000 63,750,287
146,038,787
Communications Equipment 1.5%
Viavi Solutions, Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 40,969,000 51,933,655
Senior Note, 1%, 3/01/24 ............................. United States 20,000,000 26,478,809
78,412,464
Energy Equipment & Services 0.4%
Oil States International, Inc. , Senior Note , 1.5% , 2/15/23 ........
United States 28,000,000 22,941,126
Entertainment 3.8%
iQIYI , Inc. ,
Senior Note, 3.75%, 12/01/23 .......................... China 40,000,000 44,210,669
Senior Note, 2%, 4/01/25 ............................. China 26,000,000 24,911,250
c
Sea Ltd. , Senior Note , 144A, 2.375% , 12/01/25 ............... Taiwan 34,000,000 84,893,750
c
Zynga, Inc. , Senior Note , 144A, Zero Cpn ., 12/15/26 ........... United States 37,000,000 39,590,000
193,605,669
Equity Real Estate Investment Trusts (REITs) 0.5%
Pebblebrook Hotel Trust , Senior Note , 1.75% , 12/15/26 .........
United States 26,000,000 27,796,105
Health Care Equipment & Supplies 3.3%
c
DexCom , Inc. , Senior Note , 144A, 0.25% , 11/15/25 ............ United States 79,000,000 80,745,960
Insulet Corp. , Senior Note , 0.375% , 9/01/26 .................
United States 65,000,000 89,599,282
170,345,242
Health Care Providers & Services 0.5%
c
Guardant Health, Inc. , Senior Note , 144A, Zero Cpn ., 11/15/27 ... United States 20,000,000 26,715,547
Hotels, Restaurants & Leisure 1.0%
c
Vail Resorts, Inc. , Senior Note , 144A, Zero Cpn ., 1/01/26 ........ United States 48,000,000 48,600,000
Insurance 1.6%
c
AXA SA , Senior Note , 144A, 7.25% , 5/15/21 ................. France 71,500,000 80,936,295
Interactive Media & Services 4.1%
Snap, Inc. , Senior Note , 0.75% , 8/01/26 ....................
United States 32,300,000 77,384,521
Weibo Corp. , Senior Note , 1.25% , 11/15/22 ..................
China 63,000,000 60,637,500
Zillow Group, Inc. , Senior Note , 2.75% , 5/15/25 ...............
United States 34,500,000 72,363,750
210,385,771
Internet & Direct Marketing Retail 8.9%
Booking Holdings, Inc. ,
Senior Note, 0.9%, 9/15/21 ............................ United States 37,500,000 40,959,494
c
Senior Note, 144A, 0.75%, 5/01/25 ...................... United States 19,000,000 25,922,751
c
Etsy, Inc. , Senior Note , 144A, 0.125% , 9/01/27 ............... United States 80,000,000 106,522,026
MercadoLibre , Inc. , Senior Note , 2% , 8/15/28 ................
Argentina 20,000,000 81,427,134
Pinduoduo , Inc. , Senior Note , Zero Cpn ., 12/01/25 ............
China 93,000,000 112,049,014
c
Wayfair, Inc. , Senior Note , 144A, 0.625% , 10/01/25 ............ United States 85,000,000 87,041,795
453,922,214

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds
(continued)
IT Services 8.0%
Okta , Inc. , Senior Note , 0.125% , 9/01/25 ....................
United States 73,000,000 $ 110,524,560
c
Repay Holdings Corp. , Senior Note , 144A, Zero Cpn ., 2/01/26 .... United States 19,000,000 19,058,427
c
Shift4 Payments, Inc. , Senior Note , 144A, Zero Cpn ., 12/15/25 ... United States 36,000,000 41,374,532
c
Square, Inc. ,
Senior Note, 144A, Zero Cpn ., 5/01/26 ................... United States 39,500,000 44,440,100
Senior Note, 144A, 0.25%, 11/01/27 ..................... United States 45,000,000 50,998,128
Twilio , Inc. , Senior Note , 0.25% , 6/01/23 ....................
United States 12,500,000 63,438,300
Wix.com Ltd. , Senior Note , Zero Cpn ., 7/01/23 ...............
Israel 42,500,000 77,668,750
407,502,797
Life Sciences Tools & Services 1.9%
Illumina, Inc. ,
Senior Note, 0.5%, 6/15/21 ............................ United States 32,500,000 54,371,587
b
Senior Note, Zero Cpn ., 8/15/23 ........................ United States 25,750,000 31,196,100
NeoGenomics , Inc. , Senior Note , 0.25% , 1/15/28 .............
United States 9,500,000 10,248,967
95,816,654
Machinery 0.8%
Fortive Corp. , Senior Note , 0.875% , 2/15/22 .................
United States 40,270,000 40,973,589
Media 2.7%
c
Liberty Broadband Corp. ,
Senior Bond, 144A, 1.25%, 9/30/50 ...................... United States 57,000,000 57,114,000
Senior Bond, 144A, 2.75%, 9/30/50 ...................... United States 34,500,000 35,579,643
Liberty Media Corp. ,
Senior Bond, 2.25%, 9/30/46 ........................... United States 37,000,000 17,553,675
Senior Note, 1.375%, 10/15/23 ......................... United States 21,200,000 26,050,474
136,297,792
Pharmaceuticals 2.3%
Jazz Investments I Ltd. ,
Senior Note, 1.5%, 8/15/24 ............................ United States 39,750,000 42,152,227
c
Senior Note, 144A, 2%, 6/15/26 ........................ United States 35,000,000 44,425,144
c
Revance Therapeutics, Inc. , Senior Note , 144A, 1.75% , 2/15/27 .. United States 27,000,000 28,950,251
115,527,622
Road & Rail 2.3%
c
Lyft, Inc. , Senior Note , 144A, 1.5% , 5/15/25 .................. United States 61,000,000 84,503,031
c
Uber Technologies, Inc. , Senior Note , 144A, Zero Cpn ., 12/15/25 .. United States 30,000,000 31,419,875
115,922,906
Semiconductors & Semiconductor Equipment 4.0%
Inphi Corp. ,
Senior Note, 0.75%, 9/01/21 ........................... United States 7,600,000 22,557,526
c
Senior Note, 144A, 0.75%, 4/15/25 ...................... United States 4,000,000 5,817,042
Microchip Technology, Inc. , Senior Sub. Bond , 1.625% , 2/15/27 ...
United States 44,750,000 89,578,743
c
Silicon Laboratories, Inc. , Senior Note , 144A, 0.625% , 6/15/25 ... United States 68,000,000 88,171,471
206,124,782
Software 24.3%
Alteryx, Inc. ,
Senior Note, 0.5%, 8/01/24 ............................ United States 25,000,000 26,634,287
Senior Note, 1%, 8/01/26 ............................. United States 23,000,000 24,675,185

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds
(continued)
Software (continued)
Atlassian , Inc. , Senior Note , 0.625% , 5/01/23 ................
United States 26,500,000 $ 75,254,056
c
Bill.com Holdings, Inc. , Senior Note , 144A, Zero Cpn ., 12/01/25 ... United States 66,000,000 72,296,962
Blackline, Inc. , Senior Note , 0.125% , 8/01/24 .................
United States 9,500,000 17,421,733
c
Coupa Software, Inc. , Senior Note , 144A, 0.375% , 6/15/26 ...... United States 74,000,000 95,890,806
c
DocuSign, Inc. , Senior Note , 144A, Zero Cpn ., 1/15/24 ......... United States 76,000,000 79,847,500
Envestnet , Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 51,500,000 65,957,165
c
Senior Note, 144A, 0.75%, 8/15/25 ...................... United States 11,500,000 11,737,732
Guidewire Software, Inc. , Senior Note , 1.25% , 3/15/25 .........
United States 44,000,000 53,559,147
c
HubSpot , Inc. , Senior Note , 144A, 0.375% , 6/01/25 ............ United States 68,000,000 101,481,396
Palo Alto Networks, Inc. , Senior Note , 0.75% , 7/01/23 ..........
United States 43,000,000 61,075,253
Pluralsight , Inc. , Senior Note , 0.375% , 3/01/24 ...............
United States 39,000,000 38,558,657
c
Q2 Holdings, Inc. , Senior Note , 144A, 0.125% , 11/15/25 ........ United States 56,000,000 63,420,050
RealPage , Inc. ,
Senior Note, 1.5%, 11/15/22 ........................... United States 35,850,000 74,345,953
Senior Note, 1.5%, 5/15/25 ............................ United States 18,750,000 24,097,474
ServiceNow , Inc. , Senior Note , Zero Cpn ., 6/01/22 .............
United States 19,000,000 76,544,857
Splunk , Inc. ,
Senior Note, 1.125%, 9/15/25 .......................... United States 22,500,000 29,895,087
c
Senior Note, 144A, 1.125%, 6/15/27 ..................... United States 6,500,000 6,843,049
Workday, Inc. , Senior Note , 0.25% , 10/01/22 .................
United States 57,500,000 92,389,246
Workiva , Inc. , Senior Note , 1.125% , 8/15/26 .................
United States 22,000,000 30,809,686
c
Zendesk , Inc. , Senior Note , 144A, 0.625% , 6/15/25 ............ United States 80,000,000 118,531,874
1,241,267,155
Specialty Retail 3.1%
c
Burlington Stores, Inc. , Senior Note , 144A, 2.25% , 4/15/25 ...... United States 53,000,000 71,193,170
RH ,
Senior Note, Zero Cpn ., 6/15/23 ........................ United States 13,000,000 32,230,193
c
Senior Note, 144A, Zero Cpn ., 9/15/24 ................... United States 24,000,000 55,149,005
158,572,368
Total Convertible Bonds (Cost $2,974,621,115) ..................................
3,977,704,885
Shares
Escrows and Litigation Trusts 0.0%
a,d
Motors Liquidation Co., Escrow Account .................... United States 376,200 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $3,849,312,276) .............................
5,004,257,765
a
Short Term Investments 2.3%
a a
Country Shares
a
Value
a
Money Market Funds 2.0%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 103,641,476 103,641,476
Total Money Market Funds (Cost $103,641,476) .................................
103,641,476

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 117 .
Short Term Investments
(continued)
a a
Country Shares
a
Value
a
Investments from Cash Collateral Received for
Loaned Securities 0.3%
a a a a a
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 3,403,000 $ 3,403,000
Principal
Amount
*
Repurchase Agreements 0.2%
g
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 0.04%,
2/01/21 (Maturity Value $6,473,981)
Collateralized by U.S. Treasury Notes, 2% - 2.5%, 8/31/21 -
1/31/24 (valued at $6,603,438) .......................... 6,473,959 6,473,959
Repurchase Agreement, BofA Securities, Inc., 0.04%, 2/01/21
(Maturity Value $3,752,439)
Collateralized by U.S. Treasury Note, 1.5%, 9/30/24 (valued at $0) 3,752,426 3,752,426
Total Repurchase Agreements (Cost $10,226,385) ............................................. 10,226,385
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $13,629,385) ...........................................................
13,629,385
Total Short Term Investments (Cost $117,270,861 ) ...............................
117,270,861
a
Total Investments (Cost $3,966,583,137) 100.3% ................................
$5,121,528,626
Other Assets, less Liabilities (0.3)% ...........................................
(12,654,244)
Net Assets 100.0% ...........................................................
$5,108,874,382
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $1,908,227,839, representing 37.4% of net assets.
d
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
e
See Note 9 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2021, all repurchase agreements had been entered into on January 29, 2021.

Franklin Investors Securities Trust
Statement of Investments (unaudited), January 31, 2021
Franklin Equity Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 82.1%
Aerospace & Defense 3.7%
Lockheed Martin Corp. ................................. United States 82,000 $ 26,389,240
Raytheon Technologies Corp. ............................ United States 1,128,500 75,304,805
101,694,045
Air Freight & Logistics 2.2%
United Parcel Service, Inc., B ............................ United States 385,000 59,675,000
Banks 10.7%
Bank of America Corp. ................................. United States 2,695,000 79,906,750
Citigroup, Inc. ........................................ United States 840,000 48,711,600
JPMorgan Chase & Co. ................................. United States 909,500 117,025,365
Truist Financial Corp. .................................. United States 1,050,000 50,379,000
296,022,715
Beverages 4.1%
Coca-Cola Co. (The) ................................... United States 1,230,000 59,224,500
PepsiCo, Inc. ........................................ United States 404,000 55,174,280
114,398,780
Capital Markets 6.7%
Apollo Global Management, Inc. .......................... United States 657,500 30,205,550
Ares Management Corp. ................................ United States 580,000 26,192,800
BlackRock, Inc. ....................................... United States 49,500 34,712,370
Morgan Stanley ....................................... United States 1,380,500 92,562,525
183,673,245
Chemicals 1.7%
BASF SE ........................................... Germany 300,000 23,184,930
Linde plc ............................................ United Kingdom 91,500 22,454,100
45,639,030
Commercial Services & Supplies 1.5%
Republic Services, Inc. ................................. United States 467,000 42,272,840
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 374,000 16,672,920
Diversified Telecommunication Services 2.6%
TELUS Corp. ........................................ Canada 645,000 13,311,606
Verizon Communications, Inc. ............................ United States 1,075,000 58,856,250
72,167,856
Electric Utilities 7.6%
Duke Energy Corp. .................................... United States 865,000 81,310,000
Entergy Corp. ........................................ United States 285,000 27,169,050
NextEra Energy, Inc. ................................... United States 940,000 76,017,800
Xcel Energy, Inc. ...................................... United States 406,500 26,011,935
210,508,785
Electrical Equipment 1.6%
Eaton Corp. plc ....................................... United States 152,500 17,949,250
Emerson Electric Co. .................................. United States 315,000 24,995,250
42,944,500
Equity Real Estate Investment Trusts (REITs) 1.3%
Prologis, Inc. ......................................... United States 240,000 24,768,000
Public Storage ....................................... United States 50,000 11,381,000
36,149,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 1.8%
Walmart, Inc. ........................................ United States 362,500 $ 50,927,625
Food Products 0.5%
Nestle SA ........................................... Switzerland 119,500 13,394,790
Health Care Equipment & Supplies 3.0%
Baxter International, Inc. ................................ United States 90,000 6,914,700
Medtronic plc ........................................ United States 677,000 75,370,410
82,285,110
Health Care Providers & Services 1.6%
HCA Healthcare, Inc. ................................... United States 25,500 4,143,240
UnitedHealth Group, Inc. ................................ United States 120,500 40,196,390
44,339,630
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp. ..................................... United States 223,000 46,348,320
Household Products 2.6%
Procter & Gamble Co. (The) ............................. United States 560,000 71,797,600
Insurance 0.6%
Arthur J Gallagher & Co. ................................ United States 145,000 16,734,450
IT Services 0.2%
Visa, Inc., A .......................................... United States 35,500 6,860,375
Machinery 0.8%
Illinois Tool Works, Inc. ................................. United States 60,500 11,749,705
Stanley Black & Decker, Inc. ............................. United States 51,780 8,983,312
20,733,017
Media 1.9%
Comcast Corp., A ..................................... United States 1,085,000 53,783,450
Multiline Retail 2.6%
Target Corp. ......................................... United States 392,500 71,109,225
Oil, Gas & Consumable Fuels 4.2%
Canadian Natural Resources Ltd. ......................... Canada 715,000 16,144,700
Chevron Corp. ....................................... United States 612,500 52,185,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 780,000 28,774,200
Suncor Energy, Inc. .................................... Canada 1,120,000 18,737,600
115,841,500
Personal Products 0.5%
Unilever plc, ADR ..................................... United Kingdom 232,500 13,564,050
Pharmaceuticals 6.0%
Johnson & Johnson ................................... United States 555,500 90,618,715
Merck & Co., Inc. ..................................... United States 425,000 32,754,750
Pfizer, Inc. ........................................... United States 1,145,000 41,105,500
164,478,965
Road & Rail 2.0%
Norfolk Southern Corp. ................................. United States 238,000 56,315,560
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc. ................................... United States 165,000 24,309,450
Broadcom, Inc. ....................................... United States 43,500 19,596,750
Texas Instruments, Inc. ................................. United States 233,000 38,605,770
82,511,970

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.8%
Microsoft Corp. ....................................... United States 186,000 $ 43,144,560
Oracle Corp. ......................................... United States 107,200 6,478,096
49,622,656
Specialty Retail 2.1%
Lowe's Cos., Inc. ...................................... United States 225,000 37,541,250
TJX Cos., Inc. (The) ................................... United States 340,000 21,773,600
59,314,850
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc. .......................................... United States 186,000 24,544,560
Total Common Stocks (Cost $1,567,362,209) ....................................
2,266,326,419
Equity-Linked Securities 9.5%
Banks 0.9%
a
Royal Bank of Canada into Bank of America Corp., 144A, 7.75%,
11/01/21 .......................................... United States 902,000 24,247,915
Chemicals 1.4%
a
Citigroup Global Markets Holdings, Inc. into Sherwin-Williams Co.
(The), Senior Unsecured Note, 144A, 6.5%, 7/09/21 .......... United States 30,200 19,283,828
a
Goldman Sachs International Bank into Linde plc, 144A, 6.5%,
10/25/21 .......................................... United Kingdom 80,150 19,413,588
38,697,416
Electrical Equipment 0.5%
a
Royal Bank of Canada into Eaton Corp. plc, 144A, 7%, 8/30/21 ... United States 118,600 13,791,959
Equity Real Estate Investment Trusts (REITs) 0.7%
a
Royal Bank of Canada into Healthpeak Properties, Inc., 144A, 9.5%,
12/01/21 .......................................... United States 660,000 19,447,584
Food & Staples Retailing 0.7%
a
Citigroup Global Markets Holdings, Inc. into Tesco plc, Senior
Unsecured Note, 144A, 6.5%, 1/10/22 .................... United Kingdom 149,700 20,597,033
Health Care Providers & Services 0.7%
a
Royal Bank of Canada into HCA Healthcare, Inc., 144A, 7%, 6/30/21 United States 128,400 20,518,170
Internet & Direct Marketing Retail 1.2%
a
Wells Fargo Bank NA into Amazon.com, Inc., 144A, 6%, 4/05/21 .. United States 14,500 33,929,591
IT Services 0.5%
a
Credit Suisse AG into Visa, Inc., 144A, 5%, 11/30/21 ........... United States 70,500 13,591,099
Machinery 0.7%
a
Goldman Sachs International Bank into Stanley Black & Decker, Inc.,
144A, 7%, 2/24/21 ................................... United States 115,000 19,885,954
Multiline Retail 0.7%
a
Barclays Bank plc into Dollar Tree, Inc., 144A, 5.5%, 1/14/22 ..... United States 185,800 19,032,114
Software 0.8%
a
Barclays Bank plc into Oracle Corp., 144A, 7%, 7/30/21 ........ United States 354,500 21,272,377
Specialty Retail 0.7%
a
Citigroup Global Markets Holdings, Inc. into TJX Cos., Inc. (The),
Senior Unsecured Note, 144A, 6.5%, 9/14/21 ............... United States 321,500 19,177,964
Total Equity-Linked Securities (Cost $254,473,904) ..............................
264,189,176

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 7.4%
Health Care Equipment & Supplies 3.4%
Becton Dickinson and Co., 6%, B ......................... United States 665,000 $ 37,426,200
Boston Scientific Corp., 5.5%, A .......................... United States 110,000 12,018,600
Danaher Corp., 4.75%, A ................................ United States 24,000 38,887,200
Danaher Corp., 5%, B .................................. United States 4,652 6,380,683
94,712,683
Machinery 1.6%
Fortive Corp., 5%, A ................................... United States 44,050 42,301,215
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc., 8%, A .................................. United States 26,500 38,921,875
Water Utilities 1.0%
Essential Utilities, Inc., 6% .............................. United States 475,000 28,048,750
Total Convertible Preferred Stocks (Cost $173,254,914) ..........................
203,984,523
Total Long Term Investments (Cost $1,995,091,027) .............................
2,734,500,118
a
Short Term Investments 2.0%
a a
Country Shares
a
Value
a
Money Market Funds 2.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 55,684,306 55,684,306
Total Money Market Funds (Cost $55,684,306) ..................................
55,684,306
Total Short Term Investments (Cost $55,684,306 ) ................................
55,684,306
a
Total Investments (Cost $2,050,775,333) 101.0% ................................
$2,790,184,424
Other Assets, less Liabilities (1.0)% ...........................................
(29,032,430)
Net Assets 100.0% ...........................................................
$2,761,151,994
See Abbreviations on page 117 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $264,189,176, representing 9.6% of net assets.
b
See Note 9 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Statement of Investments (unaudited), January 31, 2021
Franklin Floating Rate Daily Access Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 2.8%
Aerospace & Defense 0.0%
a,b,c,d
Remington Outdoor Co., Inc. ............................. United States 1,808,932 $ —
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 287,830 647,618
Machinery 0.8%
b
UTEX Industries, Inc. .................................. United States 261,340 8,885,560
Oil, Gas & Consumable Fuels 0.2%
b
Samson Resources II LLC ............................... United States 432,778 2,308,005
Paper & Forest Products 1.8%
a,b,c,d
Appvion Operations, Inc. ................................ United States 1,219,956 20,459,260
Road & Rail 0.0%
†
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 11,563,612 230,308
Total Common Stocks (Cost $114,988,392) .....................................
32,530,751
Management Investment Companies 3.6%
Capital Markets 3.6%
e
Franklin Floating Rate Income Fund ....................... United States 4,630,114 35,281,467
Invesco Senior Loan ETF ............................... United States 280,416 6,230,844
41,512,311
Total Management Investment Companies (Cost $51,562,905) ....................
41,512,311
Preferred Stocks 0.2%
Hotels, Restaurants & Leisure 0.2%
b
24 Hour Fitness Worldwide, Inc. .......................... United States 681,685 1,758,747
b
Total Preferred Stocks (Cost $919,936) .........................................
1,758,747
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 634 1,133
Total Warrants (Cost $—) .....................................................
1,133
Principal
Amount
*
Corporate Bonds 3.6%
Airlines 0.6%
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 6,000,000 6,413,853
Construction Materials 0.4%
f
Cemex SAB de CV , Senior Secured Bond , 144A, 5.2% , 9/17/30 .. Mexico 3,875,000 4,218,906
Food Products 0.0%
†
f
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 400,000 409,000
Hotels, Restaurants & Leisure 0.0%
†
f
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 500,000 534,552
Household Durables 0.0%
†
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 500,000 515,938

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media 0.5%
f
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 4,600,000 $ 3,720,250
f
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 1,555,556 1,566,912
5,287,162
Oil, Gas & Consumable Fuels 0.2%
f
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 2,400,000 2,514,000
Road & Rail 1.7%
a,g
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 21,096,262 19,369,418
Specialty Retail 0.1%
f
Staples, Inc. , Senior Secured Note , 144A, 7.5% , 4/15/26 ........ United States 1,071,000 1,094,123
Wireless Telecommunication Services 0.1%
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 1,430,000 1,430,300
Total Corporate Bonds (Cost $44,066,882) ......................................
41,787,252
h
Senior Floating Rate Interests 86.4%
Aerospace & Defense 1.7%
AI Convoy (Luxembourg) SARL, Facility USD Term Loan , B , 4.5% ,
( 6-month USD LIBOR + 3.5% ), 1/18/27 ................... Luxembourg 3,640,490 3,649,209
g
Alloy FinCo Ltd., Facility Term Loan , B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ............................... United Kingdom 16,711,722 8,388,616
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 5,369,642 5,173,650
B2, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 2,886,904 2,781,532
19,993,007
a a a a a a
Airlines 2.8%
Allegiant Travel Co., Replacement Term Loan , 3.214% , ( 3-month
USD LIBOR + 3% ), 2/05/24 ............................ United States 14,558,361 14,263,554
American Airlines, Inc., 2017 Term Loan , B , 2.127% , ( 1-month USD
LIBOR + 2% ), 12/15/23 ............................... United States 1,979,381 1,847,683
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 4,371,107 4,590,493
Delta Air Lines, Inc., Term Loan , 5.75% , ( 1-month USD LIBOR +
4.75% ), 12/30/38 .................................... United States 2,125,798 2,168,580
JetBlue Airways Corp., Term Loan , 6.25% , ( 3-month USD LIBOR +
5.25% ), 6/17/24 ..................................... United States 1,285,980 1,334,474
Kestrel Bidco , Inc., Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 8,094,159 7,813,899
32,018,683
a a a a a a
Auto Components 3.5%
Adient US LLC, Initial Term Loan , 4.394% , ( 1-month USD LIBOR +
4.25%; 3-month USD LIBOR + 4.25% ), 5/06/24 ............. United States 11,340,726 11,376,166
i
Highline Aftermarket Acquisition LLC, First Lien, Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.5% ), 11/09/27 .................. United States 2,648,474 2,651,785
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan ,
3.621% , ( 1-month USD LIBOR + 3.5% ), 4/30/26 ............. Canada 12,894,699 12,918,877
TI Group Automotive Systems LLC, Initial US Term Loan (2020) ,
4.5% , ( 3-month USD LIBOR + 3.75% ), 12/16/24 ............. United States 5,407,965 5,428,244
TRICO Group LLC, First Lien, Term Loan , B3 , 8.5% , ( 3-month USD
LIBOR + 7.5% ), 2/02/24 ............................... United States 5,557,798 5,672,427

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Auto Components (continued)
i
Truck Hero, Inc., Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
3.75% ), 1/31/28 ..................................... United States 1,788,772 $ 1,795,256
39,842,755
a a a a a a
Automobiles 0.9%
Thor Industries, Inc., Initial USD Term Loan , 3.938% , ( 1-month USD
LIBOR + 3.75% ), 2/01/26 .............................. United States 10,451,927 10,478,057
Banks 0.8%
Finastra Ltd., First Lien, Dollar Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 9,749,335 9,597,001
Biotechnology 0.5%
Grifols Worldwide Operations Ltd., Dollar Term Loan , B , 2.092% , ( 1-
week USD LIBOR + 2% ), 11/15/27 ....................... Ireland 2,286,763 2,285,494
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan , 2.188% , ( 1-month USD LIBOR + 2% ), 5/22/26 ..... United States 3,868,143 3,871,063
6,156,557
a a a a a a
Capital Markets 2.0%
i
Citadel Securities LP, Term Loan , B , 2.615% , ( 1-month USD LIBOR
+ 2.5% ), 2/29/28 .................................... United States 4,300,000 4,285,660
Deerfield Dakota Holding LLC, First Lien, Initial Dollar Term Loan ,
4.75% , ( 1-month USD LIBOR + 3.75% ), 4/09/27 ............. United States 5,952,188 5,992,573
i
Jane Street Group LLC, Term Loan , 2.875% , ( 1-month USD LIBOR +
2.75% ), 1/31/28 ..................................... United States 3,132,825 3,127,797
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan ,
4% , ( 3-month USD LIBOR + 3% ), 5/30/25 ................. United States 5,412,434 5,414,139
Vertical Midco GmbH, USD Term Loan , 4.567% , ( 6-month USD
LIBOR + 4.25% ), 6/30/27 .............................. Germany 4,111,425 4,155,397
22,975,566
a a a a a a
Chemicals 1.2%
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan , 3.621% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 5,468,112 5,476,095
Illuminate Buyer LLC, Term Loan , 4.121% , ( 1-month USD LIBOR +
4% ), 6/30/27 ....................................... United States 1,418,845 1,425,499
i
INEOS 226 Ltd., USD Term Loan , B , 3.25% , ( 1-month USD LIBOR +
2.75% ), 1/21/26 ..................................... United Kingdom 1,873,332 1,883,092
i
NIC Acquisition Corp., Term Loan , 4.5% , ( 3-month USD LIBOR +
3.75% ), 12/29/27 .................................... United States 1,354,428 1,361,207
Nouryon Finance BV, Initial Dollar Term Loan , Nouryon Finance BV
Note , 3.129% , ( 1-month USD LIBOR + 3% ), 10/01/25 ........ Netherlands 1,984,450 1,979,489
Univar Solutions USA, Inc., Term Loan , B3 , 2.371% , ( 1-month USD
LIBOR + 2.25% ), 7/01/24 .............................. United States 1,156,001 1,159,307
13,284,689
a a a a a a
Commercial Services & Supplies 2.0%
Allied Universal Holdco LLC, Initial Term Loan , 4.371% , ( 1-month
USD LIBOR + 4.25% ), 7/10/26 .......................... United States 4,543,501 4,551,657
CCI Buyer, Inc., Term Loan , 4.75% , ( 3-month USD LIBOR + 4% ),
12/17/27 .......................................... United States 945,672 953,474
Legalzoom.com, Inc., First Lien, 2018 Term Loan , 4.621% , ( 1-month
USD LIBOR + 4.5% ), 11/21/24 .......................... United States 10,266,547 10,285,849
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan , B1 , 4.25% , ( 1-month USD LIBOR + 3.25% ), 9/23/26 United States 2,250,723 2,253,941

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies (continued)
Staples, Inc., 2019 Refinancing New Term Loan , B1 , 5.214% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 5,314,141 $ 5,217,822
23,262,743
a a a a a a
Communications Equipment 1.2%
CommScope , Inc., Initial Term Loan , 3.371% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 13,844,185 13,849,585
Construction & Engineering 0.2%
Ply Gem Midco , Inc., Initial Term Loan , 3.876% , ( 1-month USD
LIBOR + 3.75% ), 4/12/25 .............................. United States 1,994,885 2,004,111
Construction Materials 0.4%
i
Park River Holdings, Inc., First Lien, Initial Term Loan , 4% , ( 3-month
USD LIBOR + 3.25% ), 12/28/27 ......................... United States 1,987,094 1,994,297
White Cap Buyer LLC, Initial Closing Date Term Loan , 4.5% ,
( 3-month USD LIBOR + 4% ), 10/19/27 .................... United States 2,992,500 3,013,897
5,008,194
a a a a a a
Containers & Packaging 1.1%
Berry Global, Inc., Term Loan , Y , 2.133% , ( 1-month USD LIBOR +
2% ), 7/01/26 ....................................... United States 2,312,174 2,311,735
BWay Holding Co., Initial Term Loan , 3.381% , ( 1-month USD LIBOR
+ 3.25% ), 4/03/24 ................................... United States 10,491,777 10,321,285
12,633,020
a a a a a a
Distributors 1.3%
Resideo Funding, Inc., Term Loan , A , 2.51% , ( 3-month USD LIBOR
+ 2.25% ), 10/25/23 .................................. United States 15,660,000 15,425,100
Diversified Consumer Services 0.8%
KUEHG Corp., Term Loan , B-3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 5,094,885 4,948,407
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan , 3.371% , ( 1-month USD LIBOR
+ 3.25% ), 12/31/25 .................................. United States 1,691,371 1,683,852
i
WeddingWire , Inc., First Lien, Initial Term Loan , 4.711% , ( 2-month
USD LIBOR + 4.5%; 3-month USD LIBOR + 4.5% ), 12/19/25 ... United States 2,400,000 2,362,500
8,994,759
a a a a a a
Diversified Financial Services 1.1%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan , 2.754% ,
( 3-month USD LIBOR + 2.5% ), 2/01/27 ................... United States 1,804,511 1,801,831
Jefferies Finance LLC, 2020 Term Loan , 3.938% , ( 1-month USD
LIBOR + 3.75% ), 9/30/27 .............................. United States 2,992,500 3,003,722
i
Sabre GLBL, Inc., 2020 Other Term Loan , B , 4.75% , ( 1-month USD
LIBOR + 4% ), 12/17/27 ............................... United States 325,858 329,729
Verscend Holding Corp., Term Loan , B , 4.621% , ( 1-month USD
LIBOR + 4.5% ), 8/27/25 ............................... United States 7,853,733 7,873,368
13,008,650
a a a a a a
Diversified Telecommunication Services 2.2%
Global Tel Link, First Lien, Term Loan , 4.371% , ( 1-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 11,424,498 10,539,099
Global Tel Link, Second Lien, Term Loan , 8.371% , ( 1-month USD
LIBOR + 8.25% ), 11/29/26 ............................. United States 7,895,149 6,134,531
West Corp., Initial Term Loan , LOAN Note , B , 5% , ( 1-month USD
LIBOR + 4%; 3-month USD LIBOR + 4% ), 10/10/24 .......... United States 4,041,833 3,984,985

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Initial Dollar Term Loan , 3.121% ,
( 1-month USD LIBOR + 3% ), 3/09/27 ..................... United States 5,255,569 $ 5,232,576
25,891,191
a a a a a a
Electric Utilities 0.3%
Astoria Energy LLC, Advance (2020) Term Loan , B , 4.5% , ( 6-month
USD LIBOR + 3.5% ), 12/10/27 .......................... United States 1,431,017 1,434,373
EFS Cogen Holdings I LLC, Term Loan , 4.5% , ( 3-month USD LIBOR
+ 3.5% ), 10/01/27 ................................... United States 1,975,590 1,973,535
3,407,908
a a a a a a
Electronic Equipment, Instruments & Components 0.2%
i
Verifone Systems, Inc., First Lien, Initial Term Loan , 4.224% ,
( 3-month USD LIBOR + 4% ), 8/20/25 ..................... United States 1,795,408 1,754,886
Entertainment 2.8%
Banijay Entertainment SAS, Facility USD Term Loan , B , 3.881% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .................. France 4,248,353 4,223,138
Diamond Sports Group LLC, Term Loan , 3.38% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 12,922,999 11,103,053
Lions Gate Capital Holdings LLC, Term Loan , A , 1.871% , ( 1-month
USD LIBOR + 1.75% ), 3/22/23 .......................... United States 14,825,075 14,750,949
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan , B-1 , 2.88% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 2,443,464 2,288,072
32,365,212
a a a a a a
Food & Staples Retailing 1.4%
GNC Holdings, Inc., Second Lien, Term Loan , 6.234% , ( 3-month
USD LIBOR + 6% ), 10/30/26 ........................... United States 19,918,600 14,938,950
Shearer's Foods LLC, First Lien, Term Loan , 4.75% , ( 3-month USD
LIBOR + 4% ), 9/23/27 ................................ United States 839,335 843,531
15,782,481
a a a a a a
Food Products 2.9%
B&G Foods, Inc., Term Loan , B4 , 2.621% , ( 1-month USD LIBOR +
2.5% ), 10/10/26 ..................................... United States 1,136,912 1,141,272
CSM Bakery Solutions Ltd., First Lien, Term Loan , 7.25% , ( 3-month
USD LIBOR + 6.25% ), 1/04/22 .......................... United States 21,832,931 21,718,309
g
CSM Bakery Solutions Ltd., Second Lien, Term Loan , 8.75% , PIK,
( 3-month USD LIBOR + 7.75% ), 7/05/21 .................. United States 7,826,457 7,686,198
JBS USA Lux SA, New Term Loan , 2.121% , ( 1-month USD LIBOR +
2% ), 5/01/26 ....................................... Luxembourg 3,144,014 3,145,822
33,691,601
a a a a a a
Health Care Providers & Services 6.2%
ADMI Corp., Amendment No. 3 Incremental Term Loan , 4.75% ,
( 1-month USD LIBOR + 4% ), 12/23/27 .................... United States 2,383,882 2,407,721
ADMI Corp., Amendment No. 4 Refinancing Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 12/23/27 ................. United States 2,200,000 2,200,000
BrightSpring Health Services, Term Loan , 4.25% , ( 1-month USD
LIBOR + 3.75% ), 3/05/26 .............................. United States 3,000,000 3,020,625
CNT Holdings I Corp., First Lien, Term Loan Facility , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 11/08/27 ......................... United States 858,610 864,591
i
eResearchTechnology , Inc., First Lien, Initial Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 6,673,459 6,712,399
Gentiva Health Services, Inc., First Lien, Term Loan , B , 3.375% ,
( 1-month USD LIBOR + 3.25% ), 7/02/25 .................. United States 5,764,019 5,776,642

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Health Care Providers & Services (continued)
Global Medical Response, Inc., 2018 New Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 2,872,387 $ 2,872,028
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.418%, (1-month USD LIBOR + 4.25%; 3-month USD LIBOR +
4.25%), 3/09/26 ..................................... United States 11,063,138 11,090,795
C, 4.51%, (1-month USD LIBOR + 4.25%), 3/09/26 .......... United States 506,281 507,547
i,j
National Mentor Holdings, Inc., Incremental Term Loan ,
B, TBD, 3/09/26 ..................................... United States 2,262,298 2,267,953
C, TBD, 3/09/26 ..................................... United States 87,321 87,540
Navicure , Inc., First Lien, Initial Term Loan , 4.121% , ( 1-month USD
LIBOR + 4% ), 10/22/26 ............................... United States 12,267,764 12,283,099
Pathway Vet Alliance LLC, First Lien, Initial Term Loan , 4.121% ,
( 1-month USD LIBOR + 4% ), 3/31/27 ..................... United States 8,992,670 9,009,576
Phoenix Guarantor, Inc., First Lien, Term Loan , B1 , 3.38% , ( 1-month
USD LIBOR + 3.25% ), 3/05/26 .......................... United States 6,903,329 6,896,149
Pluto Acquisition I, Inc., Incremental Term Loan , 5.5% , ( 1-month USD
LIBOR + 5% ), 6/22/26 ................................ United States 1,502,568 1,510,081
Pluto Acquisition I, Inc., Term Loan , B , 4.615% , ( 1-month USD
LIBOR + 4.5% ), 12/31/27 .............................. United States 773,195 778,027
Radiology Partners, Inc., First Lien, Term Loan , B , 4.804% , ( 1-month
USD LIBOR + 4.25%; 3-month USD LIBOR + 4.25% ), 7/09/25 .. United States 3,000,000 2,989,125
U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3% ), 6/23/24 ..................... United States 791,795 781,612
72,055,510
a a a a a a
Health Care Technology 0.1%
Inovalon Holdings, Inc., Refinancing Date Term Loan , 3.188% ,
( 1-month USD LIBOR + 3% ), 4/02/25 ..................... United States 1,342,947 1,347,264
Hotels, Restaurants & Leisure 3.9%
24 Hour Fitness Worldwide, Inc., Exit Term Loan , 5.24% , ( 1-month
USD LIBOR + 5% ), 12/30/25 ........................... United States 12,917,944 11,540,052
Boyd Gaming Corp., Refinancing Term Loan , B , 2.342% , ( 1-week
USD LIBOR + 2.25% ), 9/15/23 .......................... United States 9,568,023 9,556,541
Boyd Gaming Corp., Term Loan , A , 3.25% , ( 1-week USD LIBOR +
2.75% ), 9/15/23 ..................................... United States 3,907,202 3,920,213
Caesars Resort Collection LLC, Term Loan ,
B, 2.871%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 8,927,990 8,791,258
B1, 4.621%, (1-month USD LIBOR + 4.5%), 7/21/25 .......... United States 1,722,883 1,724,942
IRB Holding Corp., Fourth Amendment Incremental Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.25% ), 12/15/27 ............ United States 1,534,538 1,542,072
Station Casinos LLC, Facility Term Loan , B1 , 2.5% , ( 1-month USD
LIBOR + 2.25% ), 2/08/27 .............................. United States 7,710,455 7,609,255
44,684,333
a a a a a a
Household Durables 0.8%
Playtika Holding Corp., Term Loan , B , 7% , ( 3-month USD LIBOR +
6% ), 12/10/24 ...................................... United States 8,888,200 8,955,350
Household Products 2.5%
a,g,k
FGI Operating Co. LLC, Term Loan , 12% , PIK, ( 3-month USD LIBOR
+ 11% ), 5/16/22 ..................................... United States 49,607,243 26,093,774
Knowlton Development Corp., Inc., 2020 Initial Term Loan , 3.871% ,
( 1-month USD LIBOR + 3.75% ), 12/22/25 ................. Canada 2,972,975 2,959,344
29,053,118
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Insurance 2.9%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan , 3.371% ,
( 1-month USD LIBOR + 3.25% ), 5/09/25 .................. United States 8,278,905 $ 8,252,495
Alliant Holdings Intermediate LLC, Term Loan , B3 , 4.25% , ( 1-month
USD LIBOR + 3.75% ), 11/05/27 ......................... United States 411,121 412,363
AssuredPartners , Inc., 2020 February Refinancing Term Loan ,
3.647% , ( 1-month USD LIBOR + 3.5% ), 2/12/27 ............. United States 7,240,672 7,212,795
AssuredPartners , Inc., 2020 June Incremental Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/12/27 ................... United States 494,692 499,330
i
Asurion LLC, New Term Loan , B-8 , 3.371% , ( 1-month USD LIBOR +
3.25% ), 12/23/26 .................................... United States 12,504,799 12,457,906
Asurion LLC, Replacement Term Loan , B6 , 3.147% , ( 1-month USD
LIBOR + 3% ), 11/03/23 ............................... United States 1,147,311 1,146,956
Asurion LLC, Second Lien, Replacement Term Loan , B2 , 6.621% ,
( 1-month USD LIBOR + 6.5% ), 8/04/25 ................... United States 158,760 159,355
Asurion LLC, Term Loan ,
5.365%, (1-month USD LIBOR + 5.25%), 12/31/27 ........... United States 195,987 197,947
B9, 3.365%, (1-month USD LIBOR + 3.25%), 12/31/27 ........ United States 3,575,507 3,559,864
33,899,011
a a a a a a
Internet & Direct Marketing Retail 0.5%
MH Sub I LLC (Micro Holding Corp.), First Lien, 2020 June New
Term Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 9/13/24 .... United States 1,893,224 1,901,507
MH Sub I LLC (Micro Holding Corp.), First Lien, Amendment No. 2
Initial Term Loan , Internet Brands Inc Note , 3.621% , ( 1-month USD
LIBOR + 3.5% ), 9/13/24 ............................... United States 4,351,316 4,333,301
6,234,808
a a a a a a
IT Services 5.1%
Aventiv Technologies LLC, First Lien, Initial Term Loan , 5.5% ,
( 3-month USD LIBOR + 4.5% ), 11/01/24 .................. United States 8,818,182 8,087,507
Barracuda Networks, Inc., First Lien, 2020 Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 2/12/25 .................. United States 2,951,506 2,958,265
Conduent , Inc., Term Loan , B , 2.621% , ( 1-month USD LIBOR +
2.5% ), 12/07/23 ..................................... United States 1,751,026 1,737,902
Informatica LLC, Dollar 2020 Term Loan , 3.371% , ( 1-month USD
LIBOR + 3.25% ), 2/25/27 .............................. United States 5,329,725 5,327,353
Milano Acquisition Corp., Term Loan , B , 4.75% , ( 3-month USD
LIBOR + 4% ), 10/01/27 ............................... United States 5,269,452 5,292,532
Neustar , Inc., First Lien, Term Loan , B5 , 5.5% , ( 3-month USD LIBOR
+ 4.5% ), 8/08/24 .................................... United States 6,035,470 5,947,111
Pitney Bowes, Inc., Incremental Term Loan , B , 5.63% , ( 1-month USD
LIBOR + 5.5% ), 1/07/25 ............................... United States 6,738,576 6,736,488
Tempo Acquisition LLC, Extended Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 11/02/26 ............................. United States 2,393,985 2,395,852
TIBCO Software, Inc., Term Loan , B3 , 3.88% , ( 1-month USD LIBOR
+ 3.75% ), 6/30/26 ................................... United States 19,646,422 19,646,422
WEX, Inc., Term Loan , B3 , 2.371% , ( 1-month USD LIBOR + 2.25% ),
5/15/26 ........................................... United States 1,159,427 1,160,876
59,290,308
a a a a a a
Leisure Products 0.7%
i
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 1,996,576 1,920,177
NASCAR Holdings LLC, Initial Term Loan , 2.897% , ( 1-month USD
LIBOR + 2.75% ), 10/19/26 ............................. United States 6,404,974 6,413,973
8,334,150
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Machinery 2.6%
Altra Industrial Motion Corp., Term Loan , 2.121% , ( 1-month USD
LIBOR + 2% ), 10/01/25 ............................... United States 3,392,846 $ 3,397,630
Navistar, Inc., Term Loan , B , 3.63% , ( 1-month USD LIBOR + 3.5% ),
11/06/24 .......................................... United States 27,049,080 27,086,273
30,483,903
a a a a a a
Media 7.0%
i
Cengage Learning, Inc., 2016 Refinancing Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 6/07/23 .................. United States 5,993,473 5,779,985
Clear Channel Outdoor Holdings, Inc., Term Loan , B , 3.711% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 5,721,033 5,594,083
CSC Holdings LLC, March 2017 Refinancing Term Loan , 2.377% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 18,476,262 18,402,727
Gray Television, Inc., Term Loan , B2 , 2.394% , ( 1-month USD LIBOR
+ 2.25% ), 2/07/24 ................................... United States 12,107,244 12,068,198
Nexstar Broadcasting, Inc., Term Loan ,
B3, 2.371%, (1-month USD LIBOR + 2.25%), 1/17/24 ......... United States 6,691,063 6,693,472
B4, 2.894%, (1-month USD LIBOR + 2.75%), 9/18/26 ......... United States 1,436,501 1,439,891
Nielsen Finance LLC, Dollar Term Loan , B5 , 4.75% , ( 1-month USD
LIBOR + 3.75% ), 6/04/25 .............................. United States 1,508,794 1,525,301
Radiate HoldCo LLC, Term Loan , B , 4.25% , ( 1-month USD LIBOR +
3.5% ), 9/25/26 ...................................... United States 1,639,165 1,642,583
Sinclair Television Group, Inc., Term Loan , B , 2.38% , ( 1-month USD
LIBOR + 2.25% ), 1/03/24 .............................. United States 17,064,355 16,979,033
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 3/15/26 ........ United States 2,344,141 2,352,276
i
Virgin Media Bristol LLC, Term Loan , Q , 2.627% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 3,155,393 3,165,254
WideOpenWest Finance LLC, Eighth Amendment Term Loan , B ,
4.25% , ( 1-month USD LIBOR + 3.25% ), 8/18/23 ............. United States 5,377,023 5,382,077
81,024,880
a a a a a a
Metals & Mining 0.1%
i
U.S. Silica Co., Term Loan , 5% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 1,408,451 1,303,261
Multiline Retail 0.4%
Harbor Freight Tools USA, Inc., Initial Term Loan (2020) , 4% ,
( 1-month USD LIBOR + 3.25% ), 10/19/27 ................. United States 1,214,177 1,217,364
Michaels Stores, Inc., 2020 Refinancing Term Loan , B , 4.25% ,
( 1-month USD LIBOR + 3.5% ), 10/01/27 .................. United States 3,115,429 3,119,323
4,336,687
a a a a a a
Oil, Gas & Consumable Fuels 2.4%
Centurion Pipeline Co. LLC, Initial Term Loan , 3.371% , ( 1-month
USD LIBOR + 3.25% ), 9/29/25 .......................... United States 3,394,896 3,390,652
i,l
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan ,
9.75% , ( 1-month USD LIBOR + 8.75% ), 8/04/21 ............. United States 724,518 740,819
k
Fieldwood Energy LLC, First Lien, Closing Date Term Loan , 6.25% ,
( 3-month USD LIBOR + 5.25% ), 4/11/22 .................. United States 74,275,433 19,280,788
UTEX Industries, Inc., First Out Term Loan , 8.5% , ( 1-month USD
LIBOR + 7% ), 12/03/24 ............................... United States 2,716,008 2,739,773
UTEX Industries, Inc., Second Out Term Loan , 11% , ( 1-month USD
LIBOR + 9.5% ), 12/03/25 .............................. United States 1,660,627 1,649,559
27,801,591
a a a a a a

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Paper & Forest Products 1.9%
d
Appvion Operations, Inc., Term Loan , 7% , ( 3-month USD LIBOR +
6% ), 6/12/26 ....................................... United States 21,569,457 $ 21,371,773
Personal Products 0.8%
Coty, Inc., USD Term Loan , B , 2.382% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 1,242,989 1,175,054
Sunshine Luxembourg VII SARL, Facility Term Loan , B1 , 5% ,
( 3-month USD LIBOR + 4% ), 10/01/26 .................... Luxembourg 7,761,600 7,796,100
8,971,154
a a a a a a
Pharmaceuticals 1.0%
Bausch Health Cos., Inc., Initial Term Loan , 3.121% , ( 1-month USD
LIBOR + 3% ), 6/02/25 ................................ United States 11,235,740 11,259,448
Professional Services 0.5%
i
Dun & Bradstreet Corp. (The), Initial Term Loan Borrowing , B ,
3.378% , ( 1-month USD LIBOR + 3.25% ), 2/06/26 ............ United States 3,022,773 3,034,652
i
UKG, Inc., First Lien, 2021 Incremental Term Loan , 4% , ( 2-month
USD LIBOR + 3.25% ), 5/04/26 .......................... United States 2,242,442 2,255,258
5,289,910
a a a a a a
Real Estate Management & Development 0.2%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan ,
2.873% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 1,985,000 1,981,070
Road & Rail 4.4%
Avis Budget Car Rental LLC, New Term Loan , B , 2.38% , ( 1-month
USD LIBOR + 2.25% ), 8/06/27 .......................... United States 10,663,746 10,452,391
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan , 4% , ( 1-month USD LIBOR + 3% ), 7/29/22 ............. United States 1,077,019 1,067,703
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan , 4% , ( 1-month USD LIBOR + 3% ), 7/29/22 ............. United States 4,529,095 4,489,918
a
Onsite Rental Group Operations Pty. Ltd., Term Loan , B , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 10/26/22 .................. Australia 15,430,072 14,372,099
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan , B , 5% ,
( 3-month USD LIBOR + 4% ), 5/21/26 ..................... Australia 20,630,311 20,630,311
51,012,422
a a a a a a
Software 8.7%
i
athenahealth , Inc., First Lien, Term Loan , B , 4.633% , ( 1-month USD
LIBOR + 4.5% ), 2/11/26 ............................... United States 11,779,187 11,836,257
Blackboard, Inc., First Lien, Term Loan , B5 , 7% , ( 3-month USD
LIBOR + 6% ), 6/30/24 ................................ United States 11,329,831 11,317,991
Ceridian HCM Holding, Inc., Initial Term Loan , 2.592% , ( 1-week USD
LIBOR + 2.5% ), 4/30/25 ............................... United States 3,865,531 3,864,565
DCert Buyer, Inc., First Lien, Initial Term Loan , 4.121% , ( 1-month
USD LIBOR + 4% ), 10/16/26 ........................... United States 7,803,202 7,832,464
Epicor Software Corp., Term Loan , B , 5.25% , ( 1-month USD LIBOR
+ 4.25% ), 7/30/27 ................................... United States 2,017,092 2,030,083
Greeneden U.S. Holdings I LLC, Term Loan , B , 4.75% , ( 1-month
USD LIBOR + 4% ), 12/01/27 ........................... United States 5,556,677 5,584,461
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan ,
4.25% , ( 1-month USD LIBOR + 3.5% ), 7/01/24 .............. United States 6,463,942 6,499,526
Idera , Inc., First Lien, Initial Term Loan , 5% , ( 3-month USD LIBOR +
4% ), 6/28/24 ....................................... United States 4,090,943 4,102,889
Ivanti Software, Inc., First Lien, Initial Term Loan , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 12/01/27 ......................... United States 2,000,000 2,020,000
LogMeIn, Inc., First Lien, Initial Term Loan , 4.881% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 3,987,009 3,976,205

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Software (continued)
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility , 4.75% , ( 1-month USD LIBOR + 4.25% ), 11/29/24 . United States 4,688,250 $ 4,701,916
i
Mitchell International, Inc., First Lien, Initial Term Loan , 3.371% ,
( 1-month USD LIBOR + 3.25% ), 11/29/24 .................. United States 1,200,000 1,187,850
Perforce Software, Inc., First Lien, New Term Loan , 3.871% ,
( 1-month USD LIBOR + 3.75% ), 7/01/26 .................. United States 5,642,505 5,638,978
Project Alpha Intermediate Holding, Inc., Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.5% ), 4/26/24 ........................... United States 4,880,526 4,897,291
Quest Software US Holdings, Inc., First Lien, Initial Term Loan ,
4.462% , ( 3-month USD LIBOR + 4.25% ), 5/16/25 ............ United States 4,125,387 4,131,286
Solera LLC (Solera Finance, Inc.), Dollar Term Loan , 2.871% ,
( 1-month USD LIBOR + 2.75% ), 3/03/23 .................. United States 2,976,563 2,968,392
Sophia LP, Term Loan , B , 4.5% , ( 3-month USD LIBOR + 3.75% ),
10/07/27 .......................................... United States 3,885,859 3,906,259
Surf Holdings SARL, First Lien, Dollar Term Loan , 3.726% , ( 3-month
USD LIBOR + 3.5% ), 3/05/27 ........................... Luxembourg 7,749,438 7,754,281
Ultimate Software Group, Inc. (The), First Lien, Initial Term Loan ,
3.871% , ( 1-month USD LIBOR + 3.75% ), 5/04/26 ............ United States 4,317,211 4,336,120
Veritas US, Inc., Term Loan , B , 6.5% , ( 3-month USD LIBOR + 5.5% ),
9/01/25 ........................................... United States 2,203,564 2,220,091
100,806,905
a a a a a a
Specialty Retail 1.2%
i
Party City Holdings, Inc., 2018 Replacement Term Loan , 3.25% ,
( 2-month USD LIBOR + 2.5%; 3-month USD LIBOR + 2.5% ),
8/19/22 ........................................... United States 5,083,159 4,914,779
Petco Animal Supplies, Inc., Term Loan , 4.25% , ( 3-month USD
LIBOR + 3.25% ), 1/26/23 .............................. United States 2,085,645 2,086,239
PetSmart, Inc., Term Loan , B , 4.5% , ( 3-month USD LIBOR + 3.75% ),
12/31/27 .......................................... United States 1,727,090 1,718,454
Wand NewCo 3, Inc., First Lien, Term Loan , B1 , 3.121% , ( 1-month
USD LIBOR + 3% ), 2/05/26 ............................ United States 3,447,675 3,421,818
Woof Holdings, Inc., First Lien, Initial Term Loan , 4.5% , ( 1-year USD
LIBOR + 3.75% ), 12/21/27 ............................. United States 1,247,896 1,255,177
13,396,467
a a a a a a
Technology Hardware, Storage & Peripherals 0.5%
Amentum Government Services Holdings LLC, First Lien, Initial Term
Loan , 3.621% , ( 1-month USD LIBOR + 3.5% ), 1/29/27 ........ United States 2,686,500 2,678,105
Amentum Government Services Holdings LLC, Incremental Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 1/29/27 ......... United States 3,100,650 3,123,905
5,802,010
a a a a a a
Textiles, Apparel & Luxury Goods 0.3%
Champ Acquisition Corp., First Lien, Initial Term Loan , 5.76% ,
( 3-month USD LIBOR + 5.5%; 6-month USD LIBOR + 5.5% ),
12/19/25 .......................................... United States 2,981,679 2,976,894
Wireless Telecommunication Services 0.4%
Altice France SA, USD Incremental Term Loan , B-13 , 4.127% ,
( 1-month USD LIBOR + 4% ), 8/14/26 ..................... France 4,425,927 4,434,536
Total Senior Floating Rate Interests (Cost $1,075,947,348) ........................
997,532,519

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 117 .
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities 1.6%
Diversified Financial Services 1.6%
f,m
Alinea CLO Ltd. , 2018-1A , C , 144A, FRN , 2.124% , ( 3-month USD
LIBOR + 1.9% ), 7/20/31 ............................... United States 7,000,000 $ 6,965,705
f,m
Dryden 40 Senior Loan Fund , 2015-40A , CR , 144A, FRN , 2.321% ,
( 3-month USD LIBOR + 2.1% ), 8/15/31 ................... United States 2,000,000 2,001,600
f,m
Galaxy XXV CLO Ltd. , 2018-25A , C , 144A, FRN , 2.218% , ( 3-month
USD LIBOR + 2% ), 10/25/31 ........................... United States 500,000 501,306
f,m
Madison Park Funding XI Ltd. , 2013-11A , CR , 144A, FRN , 2.418% ,
( 3-month USD LIBOR + 2.2% ), 7/23/29 ................... United States 2,040,000 2,045,843
f,m
Voya CLO Ltd. ,
2018-4A, B, 144A, FRN, 2.091%, (3-month USD LIBOR + 1.85%),
1/15/32 ........................................... United States 3,565,714 3,567,879
2018-4A, C1, 144A, FRN, 2.791%, (3-month USD LIBOR +
2.55%), 1/15/32 ..................................... United States 3,000,000 3,004,504
18,086,837
a a a a a a
Total Asset-Backed Securities (Cost $18,106,983) ...............................
18,086,837
Shares/Units
Escrows and Litigation Trusts 0.2%
b,f
99 Escrow Issuer, Inc., Escrow Account, 144A ................ United States 2,500,000 2,430,638
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 13,585,837 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 13,585,837 —
a,b,d
Remington Outdoor Co., Inc., Litigation Units ................. United States 170,300 —
Total Escrows and Litigation Trusts (Cost $2,497,789) ...........................
2,430,638
Total Long Term Investments (Cost $1,308,090,235) .............................
1,135,640,188
a
Short Term Investments 3.9%
a a
Country Shares
a
Value
a
Money Market Funds 3.9%
e,n
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 44,778,536 44,778,536
Total Money Market Funds (Cost $44,778,536) ..................................
44,778,536
Total Short Term Investments (Cost $44,778,536 ) ................................
44,778,536
a
Total Investments (Cost $1,352,868,771) 102.3% ................................
$1,180,418,724
Other Assets, less Liabilities (2.3)% ...........................................
(26,476,249)
Net Assets 100.0% ...........................................................
$1,153,942,475
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
See Note 8 regarding holdings of 5% voting securities.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

e
See Note 9 regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $42,935,309, representing 3.7% of net assets.
g
Income may be received in additional securities and/or cash.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security purchased on a delayed delivery basis.
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
Defaulted security or security for which income has been deemed uncollectible.
l
See Note 7 regarding unfunded loan commitments.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Statement of Investments (unaudited), January 31, 2021
Franklin Low Duration Total Return Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.1%
Aerospace & Defense 0.0%
a,b,c
Remington Outdoor Co., Inc. ............................. United States 170,787 $ —
Machinery 0.0%
†
b
UTEX Industries, Inc. .................................. United States 5,880 199,920
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 12,326,925 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,226,701 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Riviera Resources, Inc. ................................. United States 2,835 732
Paper & Forest Products 0.1%
a,b,c
Appvion Operations, Inc. ................................ United States 24,739 414,892
Verso Corp., A ........................................ United States 1,387 15,950
430,842
Road & Rail 0.0%
†
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 190,692 3,798
Specialty Retail 0.0%
†
b
Party City Holdings, Inc. ................................ United States 57,585 414,037
Total Common Stocks (Cost $4,677,728) .......................................
1,049,329
Management Investment Companies 0.9%
Capital Markets 0.9%
d
Franklin Floating Rate Income Fund ....................... United States 2,389,308 18,206,524
d
Franklin Liberty High Yield Corporate ETF ................... United States 259,500 6,822,255
25,028,779
Total Management Investment Companies (Cost $30,222,727) ....................
25,028,779
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 178 318
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 1,093 14
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,366 7
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,757 3
24
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 146 175
Total Warrants (Cost $—) .....................................................
517
Principal
Amount
*
Corporate Bonds 22.4%
Aerospace & Defense 0.1%
e
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ........... Canada 1,600,000 1,500,000
e
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,500,000 1,588,432
3,088,432

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Air Freight & Logistics 1.1%
FedEx Corp. ,
Senior Bond, 3.2%, 2/01/25 ............................ United States 850,000 $ 929,801
Senior Note, 3.8%, 5/15/25 ............................ United States 13,400,000 15,051,514
United Parcel Service, Inc. , Senior Note , 3.9% , 4/01/25 .........
United States 12,000,000 13,504,719
29,486,034
Airlines 0.1%
Delta Air Lines, Inc. , Senior Note , 2.9% , 10/28/24 .............
United States 1,600,000 1,573,104
United Airlines Holdings, Inc. , Senior Note , 5% , 2/01/24 .........
United States 800,000 790,740
2,363,844
Auto Components 0.2%
Aptiv Corp. , Senior Bond , 4.15% , 3/15/24 ...................
United States 900,000 991,423
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.125% , 11/15/23
United States 3,500,000 3,506,860
4,498,283
Banks 5.3%
e
Akbank T.A.S. , Senior Bond , 144A, 5.125% , 3/31/25 ........... Turkey 2,000,000 2,044,568
Bank of America Corp. , Senior Note , 3.55% to 3/05/23, FRN
thereafter , 3/05/24 ................................... United States 10,350,000 11,011,978
e
Bank of China Ltd. , Senior Note , Reg S, 2.875% , 4/20/22 ....... China 1,000,000 1,024,215
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 5,900,000 6,167,504
Barclays plc , Senior Note , 4.61% to 2/15/22, FRN thereafter , 2/15/23
United Kingdom 6,300,000 6,562,105
Citigroup, Inc. ,
Senior Note, 2.35%, 8/02/21 ........................... United States 5,400,000 5,458,397
Senior Note, 2.9%, 12/08/21 ........................... United States 6,000,000 6,121,334
Senior Note, 2.75%, 4/25/22 ........................... United States 5,800,000 5,961,479
e
Dexia Credit Local SA , Senior Note , 144A, 2.375% , 9/20/22 ..... France 4,800,000 4,962,386
Fifth Third Bancorp ,
Senior Note, 1.625%, 5/05/23 .......................... United States 4,100,000 4,208,821
Senior Note, 2.55%, 5/05/27 ........................... United States 3,500,000 3,794,730
HSBC Holdings plc ,
Senior Bond, 4.3%, 3/08/26 ............................ United Kingdom 800,000 921,391
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 3,700,000 3,913,850
Senior Note, 3.262% to 3/13/22, FRN thereafter, 3/13/23 ...... United Kingdom 1,400,000 1,444,880
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 7,600,000 7,757,776
Industrial & Commercial Bank of China Ltd. ,
Senior Note, 2.452%, 10/20/21 ......................... China 1,900,000 1,921,204
Senior Note, 2.957%, 11/08/22 ......................... China 9,400,000 9,725,765
JPMorgan Chase & Co. ,
Senior Note, 2.083% to 4/22/25, FRN thereafter, 4/22/26 ...... United States 18,200,000 19,044,975
Sub. Bond, 3.875%, 9/10/24 ........................... United States 8,400,000 9,353,410
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 2,300,000 2,529,323
Regions Financial Corp. , Senior Note , 2.25% , 5/18/25 ..........
United States 5,000,000 5,273,202
e
Standard Chartered plc , Senior Note , 144A, 3.885% to 3/15/23, FRN
thereafter , 3/15/24 ................................... United Kingdom 10,000,000 10,642,023
Wells Fargo & Co. ,
Senior Note, 2.188% to 4/30/25, FRN thereafter, 4/30/26 ...... United States 8,400,000 8,794,756
Senior Note, 2.393% to 6/02/27, FRN thereafter, 6/02/28 ...... United States 5,900,000 6,231,805
144,871,877

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 4,600,000 $ 5,252,595
Coca-Cola Co. (The) , Senior Note , 1.45% , 6/01/27 ............
United States 2,000,000 2,048,892
7,301,487
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Note, 2.3%, 11/21/22 ........................... United States 7,500,000 7,753,018
Senior Note, 3.8%, 3/15/25 ............................ United States 600,000 667,077
Senior Note, 2.95%, 11/21/26 .......................... United States 500,000 550,511
8,970,606
Capital Markets 0.4%
Bank of New York Mellon Corp. (The) , Senior Note , 1.6% , 4/24/25 .
United States 6,500,000 6,763,855
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.75% , 5/22/25 ..
United States 1,000,000 1,113,878
Morgan Stanley ,
Senior Bond, 3.7%, 10/23/24 ........................... United States 1,400,000 1,552,832
Senior Note, 2.188% to 4/28/25, FRN thereafter, 4/28/26 ...... United States 1,300,000 1,366,328
10,796,893
Chemicals 0.6%
Air Products and Chemicals, Inc. , Senior Note , 1.5% , 10/15/25 ...
United States 2,000,000 2,071,958
e,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 305,890 294,504
e
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 7,100,000 7,225,954
EI du Pont de Nemours and Co. , Senior Note , 1.7% , 7/15/25 .....
United States 4,100,000 4,253,419
Methanex Corp. , Senior Bond , 4.25% , 12/01/24 ...............
Canada 1,500,000 1,576,875
e
SABIC Capital II BV , Senior Bond , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 400,000 473,742
e
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 700,000 752,074
16,648,526
Commercial Services & Supplies 0.1%
RELX Capital, Inc. , Senior Bond , 3% , 5/22/30 ................
United Kingdom 1,300,000 1,416,861
Communications Equipment 0.1%
e
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 1,500,000 1,533,750
Consumer Finance 1.1%
American Express Co. , Senior Note , 3.7% , 8/03/23 ............
United States 6,800,000 7,343,247
Capital One Financial Corp. , Senior Note , 3.05% , 3/09/22 .......
United States 13,800,000 14,184,142
Caterpillar Financial Services Corp. , Senior Note , 1.45% , 5/15/25 .
United States 1,900,000 1,960,235
e
ICBCIL Finance Co. Ltd. , Senior Note , 144A, 2.5% , 9/29/21 ...... China 500,000 504,347
OneMain Finance Corp. , Senior Note , 6.125% , 3/15/24 .........
United States 4,200,000 4,595,094
28,587,065
Containers & Packaging 0.1%
e
Owens-Brockway Glass Container, Inc. ,
Senior Bond, 144A, 5.375%, 1/15/25 ..................... United States 1,500,000 1,617,968
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 1,000,000 1,071,875
e
Sealed Air Corp. , Senior Bond , 144A, 5.25% , 4/01/23 .......... United States 950,000 1,006,900
3,696,743

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Financial Services 0.3%
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , Zero Cpn., ( BZDIOVRA + 5.75% ), 2/14/24 ...... Brazil 7,676,000 BRL $ 1,611,304
e
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 6,500,000 6,472,236
8,083,540
Diversified Telecommunication Services 0.1%
e
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Note ,
144A, 4% , 3/01/23 ................................... United States 1,700,000 1,720,748
Electric Utilities 1.6%
e
CGNPC International Ltd. , Senior Bond , Reg S, 3.75% , 12/11/27 .. China 2,100,000 2,288,475
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 4,100,000 4,279,866
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 7,500,000 8,780,203
e
Korea East-West Power Co. Ltd. ,
Senior Note, 144A, 3.875%, 7/19/23 ..................... South Korea 4,800,000 5,206,524
Senior Note, 144A, 1.75%, 5/06/25 ...................... South Korea 8,500,000 8,847,563
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ........................... United States 850,000 945,906
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 12,200,000 13,893,494
44,242,031
Electrical Equipment 0.1%
Emerson Electric Co. , Senior Note , 1.8% , 10/15/27 ............
United States 3,800,000 3,978,255
Electronic Equipment, Instruments & Components 0.0%
†
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ...............
United States 600,000 629,663
Energy Equipment & Services 0.4%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond, 4.486%, 5/01/30 .......................... United States 500,000 594,664
Senior Note, 2.773%, 12/15/22 ......................... United States 8,800,000 9,170,601
9,765,265
Entertainment 0.7%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 3,500,000 3,585,313
e
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 100,000 101,083
Netflix, Inc. ,
Senior Bond, 5.75%, 3/01/24 ........................... United States 1,800,000 2,048,265
Senior Bond, 4.375%, 11/15/26 ......................... United States 3,100,000 3,550,507
e
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 3,100,000 3,373,188
Walt Disney Co. (The) , Senior Note , 1.75% , 1/13/26 ...........
United States 6,600,000 6,889,503
19,547,859
Equity Real Estate Investment Trusts (REITs) 0.5%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 3,500,000 3,719,888
Simon Property Group LP , Senior Bond , 3.375% , 10/01/24 ......
United States 5,600,000 6,084,459
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.5% ,
2/15/25 ........................................... United States 3,000,000 3,054,375
12,858,722
Food & Staples Retailing 0.1%
e
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 2,900,000 3,261,975

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.0%
†
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 300,000 $ 351,095
Health Care Providers & Services 0.8%
Anthem, Inc. ,
Senior Note, 2.95%, 12/01/22 .......................... United States 100,000 104,400
Senior Note, 2.375%, 1/15/25 .......................... United States 2,400,000 2,548,289
Centene Corp. , Senior Note , 3.375% , 2/15/30 ................
United States 2,700,000 2,832,476
Cigna Corp. ,
Senior Note, 3.75%, 7/15/23 ........................... United States 2,592,000 2,796,839
Senior Note, 4.125%, 11/15/25 ......................... United States 5,600,000 6,425,846
CVS Health Corp. , Senior Note , 3.7% , 3/09/23 ...............
United States 952,000 1,015,621
e
ModivCare, Inc. , Senior Note , 144A, 5.875% , 11/15/25 ......... United States 2,400,000 2,548,500
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 105,000 119,757
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 15,000 16,329
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 1,770,000 1,921,831
20,329,888
Hotels, Restaurants & Leisure 0.1%
e
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Note , 144A,
5.25% , 10/15/25 ..................................... United States 500,000 498,210
e
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 400,000 402,853
e
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 900,000 892,129
e
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 400,000 412,130
2,205,322
Independent Power and Renewable Electricity Producers 0.1%
e
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,400,000 1,356,250
e
Talen Energy Supply LLC , Senior Note , 144A, 10.5% , 1/15/26 .... United States 1,500,000 1,383,750
2,740,000
Industrial Conglomerates 0.2%
Honeywell International, Inc. , Senior Note , 1.35% , 6/01/25 .......
United States 5,600,000 5,769,321
Insurance 0.7%
Aflac, Inc. , Senior Bond , 3.625% , 11/15/24 ..................
United States 8,000,000 8,915,822
e
Athene Global Funding , Secured Note , 144A, 2.75% , 6/25/24 .... United States 1,100,000 1,169,159
e
Jackson National Life Global Funding , Senior Secured Note , 144A,
2.1% , 10/25/21 ..................................... United States 25,000 25,335
Manulife Financial Corp. , Senior Note , 2.484% , 5/19/27 .........
Canada 9,200,000 9,908,121
20,018,437
Interactive Media & Services 0.7%
Baidu, Inc. , Senior Note , 4.375% , 5/14/24 ...................
China 6,500,000 7,167,017
e
Tencent Holdings Ltd. ,
Senior Note, 144A, 2.985%, 1/19/23 ..................... China 9,200,000 9,570,725
Senior Note, 144A, 1.81%, 1/26/26 ...................... China 3,000,000 3,046,954
19,784,696
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd. ,
Senior Note, 2.8%, 6/06/23 ............................ China 1,100,000 1,151,747
Senior Note, 3.6%, 11/28/24 ........................... China 11,000,000 12,025,932

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Internet & Direct Marketing Retail (continued)
Amazon.com, Inc. , Senior Note , 2.4% , 2/22/23 ...............
United States 2,550,000 $ 2,657,454
15,835,133
IT Services 0.2%
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 ....................
United States 5,200,000 5,501,718
Machinery 0.2%
CNH Industrial Capital LLC , Senior Note , 3.875% , 10/15/21 ......
United States 5,100,000 5,219,744
e
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,200,000 1,293,750
6,513,494
Media 0.5%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 3,800,000 3,924,605
e
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 3,000,000 3,168,750
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 2,000,000 2,156,250
e
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 3,700,000 3,727,010
12,976,615
Metals & Mining 0.2%
e
Glencore Finance Canada Ltd. , Senior Bond , 144A, 4.95% , 11/15/21 Switzerland 3,500,000 3,622,054
e
Glencore Funding LLC , Senior Note , 144A, 3% , 10/27/22 ....... Australia 2,200,000 2,286,110
5,908,164
Multiline Retail 0.0%
†
a,e,f
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,021,612 —
a,e,f
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 330,503 1,652
1,652
Multi-Utilities 0.1%
Dominion Energy, Inc. , D , Senior Bond , 2.85% , 8/15/26 .........
United States 1,300,000 1,424,256
Oil, Gas & Consumable Fuels 2.3%
e
Aker BP ASA , Senior Note , 144A, 4.75% , 6/15/24 ............. Norway 1,800,000 1,855,277
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................
United States 1,500,000 1,539,375
Chevron Corp. , Senior Note , 1.554% , 5/11/25 ................
United States 4,500,000 4,647,877
CNOOC Finance 2015 USA LLC , Senior Bond , 3.5% , 5/05/25 ....
China 1,700,000 1,825,307
EnLink Midstream Partners LP , Senior Bond , 4.4% , 4/01/24 ......
United States 3,800,000 3,771,500
Enterprise Products Operating LLC , Senior Note , 3.35% , 3/15/23 .
United States 850,000 896,683
Exxon Mobil Corp. , Senior Note , 1.571% , 4/15/23 .............
United States 19,000,000 19,521,836
e
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 2,900,000 3,140,097
Kinder Morgan, Inc. , Senior Note , 3.15% , 1/15/23 .............
United States 9,300,000 9,761,108
MPLX LP , Senior Note , 4.875% , 12/01/24 ...................
United States 6,800,000 7,729,097
Occidental Petroleum Corp. ,
Senior Note, 3.45%, 7/15/24 ........................... United States 3,000,000 2,887,500
Senior Note, 5.5%, 12/01/25 ........................... United States 500,000 525,750

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC , Senior Secured Note , 5.75% , 5/15/24
United States 2,000,000 $ 2,289,814
e
Sinopec Group Overseas Development 2015 Ltd. , Senior Bond ,
144A, 3.25% , 4/28/25 ................................. China 1,000,000 1,078,765
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .........
United States 2,000,000 2,209,595
63,679,581
Personal Products 0.2%
Avon Products, Inc. , Senior Bond , 6.75% , 3/15/23 .............
United Kingdom 5,835,000 6,254,391
Pharmaceuticals 0.4%
e
Bayer US Finance II LLC , Senior Note , 144A, 3.875% , 12/15/23 .. Germany 5,800,000 6,325,582
Bristol-Myers Squibb Co. , Senior Note , 2.9% , 7/26/24 ..........
United States 4,000,000 4,334,866
e
Royalty Pharma plc , Senior Note , 144A, 1.75% , 9/02/27 ........ United States 700,000 715,127
11,375,575
Road & Rail 0.0%
†
a,f
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 347,593 319,141
Semiconductors & Semiconductor Equipment 0.6%
Maxim Integrated Products, Inc. , Senior Bond , 3.45% , 6/15/27 ...
United States 800,000 902,348
Micron Technology, Inc. , Senior Note , 2.497% , 4/24/23 .........
United States 4,500,000 4,699,042
e
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 9,900,000 9,993,728
15,595,118
Specialty Retail 0.0%
†
e,g
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 565,890 537,595
Thrifts & Mortgage Finance 0.4%
e
BPCE SA , Senior Note , 144A, 2.375% , 1/14/25 ............... France 7,000,000 7,372,926
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 3,000,000 3,388,650
10,761,576
Tobacco 0.3%
Altria Group, Inc. , Senior Note , 2.35% , 5/06/25 ...............
United States 4,200,000 4,437,180
e
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 1,695,000 1,898,584
Senior Note, 144A, 3.125%, 7/26/24 ..................... United Kingdom 700,000 747,664
Reynolds American, Inc. , Senior Bond , 4.45% , 6/12/25 .........
United Kingdom 100,000 113,232
7,196,660
Trading Companies & Distributors 0.1%
e
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 1,000,000 1,014,015
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 1,400,000 1,525,188
2,539,203
Wireless Telecommunication Services 0.1%
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 3.423% ,
9/20/21 ........................................... United States 468,750 473,632
T-Mobile USA, Inc. , Senior Note , 2.25% , 2/15/26 ..............
United States 3,000,000 3,035,370
3,509,002
Total Corporate Bonds (Cost $581,281,715) .....................................
608,476,092

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests 3.6%
Aerospace & Defense 0.1%
f
Alloy FinCo Ltd., Facility Term Loan , B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ............................... United Kingdom 213,570 $ 107,204
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 1,171,304 1,128,551
B2, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 629,733 606,748
1,842,503
a a a a a a
Airlines 0.1%
Allegiant Travel Co., Replacement Term Loan , 3.214% , ( 3-month
USD LIBOR + 3% ), 2/05/24 ............................ United States 1,684,378 1,650,270
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 344,890 362,200
JetBlue Airways Corp., Term Loan , 6.25% , ( 3-month USD LIBOR +
5.25% ), 6/17/24 ..................................... United States 143,590 149,005
Kestrel Bidco, Inc., Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 1,842,398 1,778,605
3,940,080
a a a a a a
Auto Components 0.2%
Adient US LLC, Initial Term Loan , 4.394% , ( 3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25% ), 5/06/24 ............. United States 4,018,849 4,031,408
Highline Aftermarket Acquisition LLC, First Lien, Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.5% ), 11/09/27 .................. United States 138,443 138,617
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan ,
3.621% , ( 1-month USD LIBOR + 3.5% ), 4/30/26 ............. Canada 573,523 574,598
TRICO Group LLC, First Lien, Term Loan , B3 , 8.5% , ( 3-month USD
LIBOR + 7.5% ), 2/02/24 ............................... United States 764,047 779,806
h
Truck Hero, Inc., Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
3.75% ), 1/31/28 ..................................... United States 174,487 175,120
5,699,549
a a a a a a
Automobiles 0.1%
Thor Industries, Inc., Initial USD Term Loan , 3.938% , ( 1-month USD
LIBOR + 3.75% ), 2/01/26 .............................. United States 1,692,645 1,696,877
Biotechnology 0.1%
Grifols Worldwide Operations Ltd., Dollar Term Loan , B , 2.092% , ( 1-
week USD LIBOR + 2% ), 11/15/27 ....................... Ireland 1,206,890 1,206,220
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan , 2.188% , ( 1-month USD LIBOR + 2% ), 5/22/26 ..... United States 352,527 352,793
1,559,013
a a a a a a
Capital Markets 0.1%
h
Citadel Securities LP, Term Loan , B , 2.615% , ( 1-month USD LIBOR
+ 2.5% ), 2/29/28 .................................... United States 860,000 857,132
h
Jane Street Group LLC, Term Loan , 2.875% , ( 1-month USD LIBOR +
2.75% ), 1/31/28 ..................................... United States 417,592 416,921
Vertical Midco GmbH, USD Term Loan , 4.567% , ( 6-month USD
LIBOR + 4.25% ), 6/30/27 .............................. Germany 685,042 692,369
1,966,422
a a a a a a
Chemicals 0.1%
Axalta Coating Systems Dutch Holding B BV (Axalta Coating
Systems U.S. Holdings, Inc.), Dollar Term Loan , B3 , 2.004% ,
( 3-month USD LIBOR + 1.75% ), 6/01/24 .................. Netherlands 636,647 635,498
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan , 3.621% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 563,319 564,141

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Chemicals (continued)
Illuminate Buyer LLC, Term Loan , 4.121% , ( 1-month USD LIBOR +
4% ), 6/30/27 ....................................... United States 235,674 $ 236,780
h
INEOS 226 Ltd., USD Term Loan , B , 3.25% , ( 1-month USD LIBOR +
2.75% ), 1/21/26 ..................................... United Kingdom 271,085 272,497
h
NIC Acquisition Corp., Term Loan , 4.5% , ( 3-month USD LIBOR +
3.75% ), 12/29/27 .................................... United States 161,821 162,631
1,871,547
a a a a a a
Commercial Services & Supplies 0.1%
CCI Buyer, Inc., Term Loan , 4.75% , ( 3-month USD LIBOR + 4% ),
12/17/27 .......................................... United States 78,311 78,957
Legalzoom.com, Inc., First Lien, 2018 Term Loan , 4.621% , ( 1-month
USD LIBOR + 4.5% ), 11/21/24 .......................... United States 890,679 892,354
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan , B1 , 4.25% , ( 1-month USD LIBOR + 3.25% ), 9/23/26 United States 805,979 807,132
Staples, Inc., 2019 Refinancing New Term Loan , B1 , 5.214% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 572,902 562,519
2,340,962
a a a a a a
Communications Equipment 0.0%
†
CommScope, Inc., Initial Term Loan , 3.371% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 1,188,564 1,189,027
Containers & Packaging 0.1%
Berry Global, Inc., Term Loan , Y , 2.133% , ( 1-month USD LIBOR +
2% ), 7/01/26 ....................................... United States 988,454 988,266
BWay Holding Co., Initial Term Loan , 3.381% , ( 1-month USD LIBOR
+ 3.25% ), 4/03/24 ................................... United States 1,331,048 1,309,419
2,297,685
a a a a a a
Diversified Consumer Services 0.1%
h
KUEHG Corp., Term Loan , B-3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 1,110,000 1,078,087
h
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan , 3.371% , ( 1-month USD LIBOR
+ 3.25% ), 12/31/25 .................................. United States 500,000 497,778
1,575,865
a a a a a a
Diversified Financial Services 0.1%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan , 2.754% ,
( 3-month USD LIBOR + 2.5% ), 2/01/27 ................... United States 1,502,412 1,500,181
Jefferies Finance LLC, 2020 Term Loan , 3.938% , ( 1-month USD
LIBOR + 3.75% ), 9/30/27 .............................. United States 239,841 240,740
Verscend Holding Corp., Term Loan , B , 4.621% , ( 1-month USD
LIBOR + 4.5% ), 8/27/25 ............................... United States 548,597 549,969
2,290,890
a a a a a a
Diversified Telecommunication Services 0.1%
Global Tel Link, First Lien, Term Loan , 4.371% , ( 1-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 941,129 868,192
Zayo Group Holdings, Inc., Initial Dollar Term Loan , 3.121% ,
( 1-month USD LIBOR + 3% ), 3/09/27 ..................... United States 1,366,324 1,360,346
2,228,538
a a a a a a
Electric Utilities 0.0%
†
Astoria Energy LLC, Advance (2020) Term Loan , B , 4.5% , ( 6-month
USD LIBOR + 3.5% ), 12/10/27 .......................... United States 106,782 107,033

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Entertainment 0.1%
Banijay Entertainment SAS, Facility USD Term Loan , B , 3.881% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .................. France 1,197,696 $ 1,190,588
Diamond Sports Group LLC, Term Loan , 3.38% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 1,732,456 1,488,474
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan , B-1 , 2.88% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 1,408,639 1,319,057
3,998,119
a a a a a a
Food & Staples Retailing 0.0%
†
GNC Holdings, Inc., Second Lien, Term Loan , 6.234% , ( 3-month
USD LIBOR + 6% ), 10/30/26 ........................... United States 448,466 336,349
Food Products 0.1%
B&G Foods, Inc., Term Loan , B4 , 2.621% , ( 1-month USD LIBOR +
2.5% ), 10/10/26 ..................................... United States 641,749 644,210
f
CSM Bakery Solutions Ltd., Second Lien, Term Loan , 8.75% , PIK,
( 3-month USD LIBOR + 7.75% ), 7/05/21 .................. United States 433,944 426,167
JBS USA Lux SA, New Term Loan , 2.121% , ( 1-month USD LIBOR +
2% ), 5/01/26 ....................................... Luxembourg 999,746 1,000,321
2,070,698
a a a a a a
Health Care Providers & Services 0.2%
ADMI Corp., Amendment No. 3 Incremental Term Loan , 4.75% ,
( 1-month USD LIBOR + 4% ), 12/23/27 .................... United States 184,314 186,157
BrightSpring Health Services, Term Loan , 4.25% , ( 1-month USD
LIBOR + 3.75% ), 3/05/26 .............................. United States 540,000 543,713
CNT Holdings I Corp., First Lien, Term Loan Facility , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 11/08/27 ......................... United States 71,895 72,396
h
eResearchTechnology, Inc., First Lien, Initial Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 132,609 133,383
Gentiva Health Services, Inc., First Lien, Term Loan , B , 3.375% ,
( 1-month USD LIBOR + 3.25% ), 7/02/25 .................. United States 1,773,544 1,777,428
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.418%, (1-month USD LIBOR + 4.25%; 3-month USD LIBOR +
4.25%), 3/09/26 ..................................... United States 367,281 368,199
C, 4.51%, (1-month USD LIBOR + 4.25%), 3/09/26 .......... United States 16,808 16,850
h,i
National Mentor Holdings, Inc., Incremental Term Loan ,
B, TBD, 3/09/26 ..................................... United States 15,154 15,192
C, TBD, 3/09/26 ..................................... United States 585 587
Pathway Vet Alliance LLC, First Lien, Initial Term Loan , 4.121% ,
( 1-month USD LIBOR + 4% ), 3/31/27 ..................... United States 983,912 985,762
Phoenix Guarantor, Inc., First Lien, Term Loan , B1 , 3.38% , ( 1-month
USD LIBOR + 3.25% ), 3/05/26 .......................... United States 728,957 728,199
Pluto Acquisition I, Inc., Incremental Term Loan , 5.5% , ( 1-month USD
LIBOR + 5% ), 6/22/26 ................................ United States 117,952 118,542
4,946,408
a a a a a a
Hotels, Restaurants & Leisure 0.1%
Boyd Gaming Corp., Refinancing Term Loan , B , 2.342% , ( 1-week
USD LIBOR + 2.25% ), 9/15/23 .......................... United States 1,967,236 1,964,875
Caesars Resort Collection LLC, Term Loan ,
B, 2.871%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 1,076,796 1,060,305
B1, 4.621%, (1-month USD LIBOR + 4.5%), 7/21/25 .......... United States 88,551 88,657

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, Term Loan, (continued)
IRB Holding Corp., Fourth Amendment Incremental Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.25% ), 12/15/27 ............ United States 132,438 $ 133,088
3,246,925
a a a a a a
Household Durables 0.0%
†
Playtika Holding Corp., Term Loan , B , 7% , ( 3-month USD LIBOR +
6% ), 12/10/24 ...................................... United States 275,500 277,581
Household Products 0.0%
†
a,f,j
FGI Operating Co. LLC, Term Loan , 12% , PIK, ( 3-month USD LIBOR
+ 11% ), 5/16/22 ..................................... United States 1,133,719 596,345
Insurance 0.1%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan , 3.371% ,
( 1-month USD LIBOR + 3.25% ), 5/09/25 .................. United States 995,586 992,410
Alliant Holdings Intermediate LLC, Term Loan , B3 , 4.25% , ( 1-month
USD LIBOR + 3.75% ), 11/05/27 ......................... United States 55,913 56,082
AssuredPartners, Inc., 2020 February Refinancing Term Loan ,
3.647% , ( 1-month USD LIBOR + 3.5% ), 2/12/27 ............. United States 1,149,196 1,144,772
Asurion LLC, New Term Loan , B-8 , 3.371% , ( 1-month USD LIBOR +
3.25% ), 12/23/26 .................................... United States 67,323 67,070
Asurion LLC, Term Loan ,
5.365%, (1-month USD LIBOR + 5.25%), 12/31/27 ........... United States 21,265 21,477
B9, 3.365%, (1-month USD LIBOR + 3.25%), 12/31/27 ........ United States 423,165 421,313
2,703,124
a a a a a a
Internet & Direct Marketing Retail 0.0%
†
MH Sub I LLC (Micro Holding Corp.), First Lien, 2020 June New
Term Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 9/13/24 .... United States 110,088 110,570
IT Services 0.2%
Arches Buyer, Inc., Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
4% ), 12/06/27 ...................................... United States 227,029 228,407
Aventiv Technologies LLC, First Lien, Initial Term Loan , 5.5% ,
( 3-month USD LIBOR + 4.5% ), 11/01/24 .................. United States 343,797 315,310
Aventiv Technologies LLC, Second Lien, Initial Term Loan , 9.25% ,
( 6-month USD LIBOR + 8.25% ), 11/01/25 .................. United States 790,636 647,970
Barracuda Networks, Inc., First Lien, 2020 Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 2/12/25 .................. United States 227,446 227,967
Milano Acquisition Corp., Term Loan , B , 4.75% , ( 3-month USD
LIBOR + 4% ), 10/01/27 ............................... United States 673,527 676,477
Pitney Bowes, Inc., Incremental Term Loan , B , 5.63% , ( 1-month USD
LIBOR + 5.5% ), 1/07/25 ............................... United States 1,716,109 1,715,577
TIBCO Software, Inc., Term Loan , B3 , 3.88% , ( 1-month USD LIBOR
+ 3.75% ), 6/30/26 ................................... United States 1,101,017 1,101,017
WEX, Inc., Term Loan , B3 , 2.371% , ( 1-month USD LIBOR + 2.25% ),
5/15/26 ........................................... United States 1,682,872 1,684,975
6,597,700
a a a a a a
Leisure Products 0.1%
Bass Pro Group LLC, Initial Term Loan , 5.75% , ( 1-month USD
LIBOR + 5% ), 9/25/24 ................................ United States 1,066,246 1,069,860
h
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 1,479,345 1,422,738

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Leisure Products (continued)
NASCAR Holdings LLC, Initial Term Loan , 2.897% , ( 1-month USD
LIBOR + 2.75% ), 10/19/26 ............................. United States 1,339,730 $ 1,341,612
3,834,210
a a a a a a
Machinery 0.0%
†
Navistar, Inc., Term Loan , B , 3.63% , ( 1-month USD LIBOR + 3.5% ),
11/06/24 .......................................... United States 1,329,154 1,330,982
Media 0.2%
h
Cengage Learning, Inc., 2016 Refinancing Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 6/07/23 .................. United States 2,616,879 2,523,666
Clear Channel Outdoor Holdings, Inc., Term Loan , B , 3.711% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 646,725 632,375
CSC Holdings LLC, March 2017 Refinancing Term Loan , 2.377% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 1,169,932 1,165,276
Gray Television, Inc., Term Loan , C , 2.644% , ( 1-month USD LIBOR +
2.5% ), 1/02/26 ...................................... United States 321,812 321,812
Radiate HoldCo LLC, Term Loan , B , 4.25% , ( 1-month USD LIBOR +
3.5% ), 9/25/26 ...................................... United States 337,761 338,465
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 3/15/26 ........ United States 878,607 881,656
h
Virgin Media Bristol LLC, Term Loan , Q , 2.627% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 152,109 152,584
6,015,834
a a a a a a
Multiline Retail 0.0%
†
Harbor Freight Tools USA, Inc., Initial Term Loan (2020) , 4% ,
( 1-month USD LIBOR + 3.25% ), 10/19/27 ................. United States 808,478 810,600
Oil, Gas & Consumable Fuels 0.1%
Buckeye Partners LP, Initial Term Loan , 2.897% , ( 1-month USD
LIBOR + 2.75% ), 11/01/26 ............................. United States 284,959 285,414
h,k
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan ,
9.75% , ( 1-month USD LIBOR + 8.75% ), 8/04/21 ............. United States 50,796 51,939
j
Fieldwood Energy LLC, First Lien, Closing Date Term Loan , 6.25% ,
( 3-month USD LIBOR + 5.25% ), 4/11/22 .................. United States 4,260,617 1,105,992
UTEX Industries, Inc., First Out Term Loan , 8.5% , ( 1-month USD
LIBOR + 7% ), 12/03/24 ............................... United States 60,425 60,954
UTEX Industries, Inc., Second Out Term Loan , 11% , ( 1-month USD
LIBOR + 9.5% ), 12/03/25 .............................. United States 36,945 36,699
1,540,998
a a a a a a
Paper & Forest Products 0.0%
†
Appvion Operations, Inc., Term Loan , 7% , ( 3-month USD LIBOR +
6% ), 6/12/26 ....................................... United States 266,865 264,419
Personal Products 0.2%
h
Coty, Inc., USD Term Loan , B , 2.382% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 2,528,195 2,390,016
Sunshine Luxembourg VII SARL, Facility Term Loan , B1 , 5% ,
( 3-month USD LIBOR + 4% ), 10/01/26 .................... Luxembourg 1,980,000 1,988,801
4,378,817
a a a a a a
Pharmaceuticals 0.1%
Bausch Health Cos., Inc., First Incremental Term Loan , 2.877% ,
( 1-month USD LIBOR + 2.75% ), 11/27/25 .................. United States 1,500,000 1,500,120

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Pharmaceuticals (continued)
Bausch Health Cos., Inc., Initial Term Loan , 3.121% , ( 1-month USD
LIBOR + 3% ), 6/02/25 ................................ United States 397,444 $ 398,282
Catalent Pharma Solutions, Inc., Dollar Term Loan , B2 , 3.25% ,
( 1-month USD LIBOR + 2.25% ), 5/18/26 .................. United States 1,483,809 1,491,228
3,389,630
a a a a a a
Professional Services 0.0%
†
h
Dun & Bradstreet Corp. (The), Initial Term Loan Borrowing , B ,
3.378% , ( 1-month USD LIBOR + 3.25% ), 2/06/26 ............ United States 24,195 24,291
Real Estate Management & Development 0.1%
h
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan ,
2.873% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 2,468,014 2,463,127
Road & Rail 0.1%
Avis Budget Car Rental LLC, New Term Loan , B , 2.38% , ( 1-month
USD LIBOR + 2.25% ), 8/06/27 .......................... United States 958,908 939,902
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan , 4% , ( 1-month USD LIBOR + 3% ), 7/29/22 ............. United States 133,275 132,122
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan , 4% , ( 1-month USD LIBOR + 3% ), 7/29/22 ............. United States 560,451 555,603
a
Onsite Rental Group Operations Pty. Ltd., Term Loan , B , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 10/26/22 .................. Australia 254,234 236,802
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan , B , 5% ,
( 3-month USD LIBOR + 4% ), 5/21/26 ..................... Australia 645,350 645,350
2,509,779
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
ON Semiconductor Corp., 2019 New Replacement Term Loan , B4 ,
2.121% , ( 1-month USD LIBOR + 2% ), 9/19/26 .............. United States 1,492,564 1,498,161
Software 0.4%
h
athenahealth, Inc., First Lien, Term Loan , B , 4.633% , ( 1-month USD
LIBOR + 4.5% ), 2/11/26 ............................... United States 1,491,832 1,499,060
Blackboard, Inc., First Lien, Term Loan , B5 , 7% , ( 3-month USD
LIBOR + 6% ), 6/30/24 ................................ United States 1,284,456 1,283,114
Ceridian HCM Holding, Inc., Initial Term Loan , 2.592% , ( 1-week USD
LIBOR + 2.5% ), 4/30/25 ............................... United States 616,591 616,437
DCert Buyer, Inc., First Lien, Initial Term Loan , 4.121% , ( 1-month
USD LIBOR + 4% ), 10/16/26 ........................... United States 915,693 919,127
Epicor Software Corp., Term Loan , B , 5.25% , ( 1-month USD LIBOR
+ 4.25% ), 7/30/27 ................................... United States 286,179 288,022
Greeneden U.S. Holdings I LLC, Term Loan , B , 4.75% , ( 1-month
USD LIBOR + 4% ), 12/01/27 ........................... United States 290,345 291,796
Ivanti Software, Inc., First Lien, Initial Term Loan , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 12/01/27 ......................... United States 350,000 353,500
LogMeIn, Inc., First Lien, Initial Term Loan , 4.881% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 669,745 667,930
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility , 4.75% , ( 1-month USD LIBOR + 4.25% ), 11/29/24 . United States 418,950 420,171
Perforce Software, Inc., First Lien, New Term Loan , 3.871% ,
( 1-month USD LIBOR + 3.75% ), 7/01/26 .................. United States 684,035 683,608
Quest Software US Holdings, Inc., First Lien, Initial Term Loan ,
4.462% , ( 3-month USD LIBOR + 4.25% ), 5/16/25 ............ United States 1,562,772 1,565,006
Solera LLC (Solera Finance, Inc.), Dollar Term Loan , 2.871% ,
( 1-month USD LIBOR + 2.75% ), 3/03/23 .................. United States 317,500 316,628
Surf Holdings SARL, First Lien, Dollar Term Loan , 3.726% , ( 3-month
USD LIBOR + 3.5% ), 3/05/27 ........................... Luxembourg 995,000 995,622

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests
(continued)
Software (continued)
Veritas US, Inc., Term Loan , B , 6.5% , ( 3-month USD LIBOR + 5.5% ),
9/01/25 ........................................... United States 867,825 $ 874,334
10,774,355
a a a a a a
Specialty Retail 0.1%
h
Party City Holdings, Inc., 2018 Replacement Term Loan , 3.25% ,
( 2-month USD LIBOR + 2.5%; 3-month USD LIBOR + 2.5% ),
8/19/22 ........................................... United States 703,803 680,489
h
Petco Animal Supplies, Inc., Term Loan , 4.25% , ( 3-month USD
LIBOR + 3.25% ), 1/26/23 .............................. United States 669,831 670,022
PetSmart, Inc., Term Loan , B , 4.5% , ( 3-month USD LIBOR + 3.75% ),
12/31/27 .......................................... United States 212,647 211,584
Woof Holdings, Inc., First Lien, Initial Term Loan , 4.5% , ( 1-year USD
LIBOR + 3.75% ), 12/21/27 ............................. United States 118,375 119,066
1,681,161
a a a a a a
Technology Hardware, Storage & Peripherals 0.0%
†
Amentum Government Services Holdings LLC, Incremental Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 1/29/27 ......... United States 200,000 201,500
Cardtronics USA, Inc., Initial Term Loan , 5% , ( 1-month USD LIBOR +
4% ), 6/29/27 ....................................... United States 315,122 316,796
518,296
a a a a a a
Wireless Telecommunication Services 0.0%
†
Altice France SA, USD Incremental Term Loan , B-13 , 4.127% ,
( 1-month USD LIBOR + 4% ), 8/14/26 ..................... France 177,633 177,978
Total Senior Floating Rate Interests (Cost $103,377,100) .........................
96,702,448
Marketplace Loans 1.1%
Diversified Financial Services 1.1%
a
Lending Club - LCX, 6.46% - 28.8%, 4/24/22 - 4/14/25 ......... United States 4,606,157 4,048,183
a
Lending Club, 5% - 28.8%, 9/20/21 - 3/16/25 ................. United States 15,283,266 13,784,324
a
Square Capital, Zero Cpn., 3/18/22 - 7/26/22 ................. United States 12,191,781 11,514,672
a
Upgrade, 13.64% - 30.51%, 9/05/22 - 1/25/25 ................ United States 2,026,461 1,902,697
31,249,876
a a a a a a
Total Marketplace Loans (Cost $33,333,204) ....................................
31,249,876
Foreign Government and Agency Securities 5.7%
e
Banque Centrale de Tunisie , Senior Bond , 144A, 5.75% , 1/30/25 .. Tunisia 1,400,000 1,283,086
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
l
3,900,000 4,415,853
e
Belarus Government Bond , Senior Bond , 144A, 7.625% , 6/29/27 .. Belarus 3,900,000 4,280,550
Brazil Government Bond , Senior Bond , 8.75% , 2/04/25 .........
Brazil 2,720,000 3,430,627
Colombia Government Bond , Senior Bond , 8.125% , 5/21/24 .....
Colombia 5,300,000 6,438,997
e
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 218,500,000 DOP 3,882,517
e
Egypt Government Bond , Senior Note , 144A, 5.75% , 5/29/24 .... Egypt 3,800,000 4,099,383
e,m
Electricite de France SA , Junior Sub. Bond , 144A, 5.625% to
1/22/24, FRN thereafter , Perpetual ....................... France 2,200,000 2,348,500
Equinor ASA ,
Senior Note, 2.875%, 4/06/25 ........................... Norway 15,300,000 16,588,815
Senior Note, 1.75%, 1/22/26 ........................... Norway 5,400,000 5,630,845

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
e
Export-Import Bank of China (The) , Senior Bond , 144A, 3.625% ,
7/31/24 ........................................... China 2,100,000 $ 2,313,872
e
Export-Import Bank of India , Senior Bond , 144A, 3.875% , 2/01/28 . India 3,400,000 3,727,726
Export-Import Bank of Korea , Senior Bond , 2.875% , 1/21/25 .....
South Korea 2,000,000 2,172,165
e
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 .. Gabon 4,800,000 4,752,662
Hungary Government Bond , Senior Bond , 5.375% , 2/21/23 ......
Hungary 3,400,000 3,739,561
e
Indonesia Government Bond , Senior Note , 144A, 3.7% , 1/08/22 .. Indonesia 6,330,000 6,515,342
e
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 6,562,500 6,197,888
e
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 1,400,000 1,599,850
e
Kazakhstan Government Bond , Senior Bond , 144A, 3.875% ,
10/14/24 .......................................... Kazakhstan 5,830,000 6,480,290
Korea Development Bank (The) , Senior Note , 3.375% , 3/12/23 ...
South Korea 7,100,000 7,551,027
Mexico Government Bond , Senior Bond , 4.15% , 3/28/27 ........
Mexico 6,100,000 6,988,374
e
Mongolia Government Bond , Senior Note , 144A, 8.75% , 3/09/24 .. Mongolia 1,360,000 1,579,640
e
Pakistan Government Bond , Senior Bond , 144A, 8.25% , 9/30/25 .. Pakistan 1,440,000 1,614,542
Peru Government Bond ,
Senior Bond, 7.35%, 7/21/25 ........................... Peru 3,300,000 4,203,029
Senior Bond, 2.783%, 1/23/31 .......................... Peru 800,000 862,600
e
Petroleos Mexicanos , Senior Note , 144A, 6.875% , 10/16/25 ..... Mexico 990,000 1,080,090
Philippines Government Bond , Senior Bond , 4.2% , 1/21/24 ......
Philippines 1,600,000 1,775,020
Poland Government Bond , Senior Bond , 5% , 3/23/22 ..........
Poland 4,310,000 4,547,912
e
Russia Government Bond , Senior Bond , 144A, 4.875% , 9/16/23 .. Russia 4,400,000 4,846,010
South Africa Government Bond , Senior Bond , 5.875% , 9/16/25 ...
South Africa 5,640,000 6,377,227
Turkey Government Bond , Senior Note , 6.375% , 10/14/25 .......
Turkey 5,980,000 6,490,752
e
Turkiye Vakiflar Bankasi TAO , Covered Note , Reg S, 2.375% ,
5/04/21 ........................................... Turkey 5,600,000 EUR 6,809,973
e
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/32 . Ukraine 4,500,000 4,840,740
n
Uruguay Government Bond , Index Linked, Senior Bond , 3.7% ,
6/26/37 ........................................... Uruguay 162,823,021 UYU 4,372,082
Total Foreign Government and Agency Securities (Cost $149,991,703) ............
153,837,547
U.S. Government and Agency Securities 21.4%
U.S. Treasury Notes ,
2.125%, 9/30/21 ..................................... United States 10,000,000 10,136,605
1.75%, 5/15/22 ..................................... United States 117,000,000 119,490,820
1.875%, 8/31/22 ..................................... United States 75,000,000 77,097,656
1.625%, 4/30/23 ..................................... United States 90,000,000 93,016,406
2.75%, 5/31/23 ..................................... United States 98,000,000 103,966,133
2.875%, 10/31/23 .................................... United States 52,000,000 55,874,609
2.875%, 11/30/23 .................................... United States 70,000,000 75,356,641
n
0.25%, 1/15/25 ..................................... United States 1,340,000 1,603,103
n
0.375%, 7/15/25 ..................................... United States 1,200,000 1,458,807
2.875%, 7/31/25 ..................................... United States 12,000,000 13,349,062
n
0.625%, 1/15/26 ..................................... United States 11,000,000 13,554,330
n
0.125%, 7/15/26 ..................................... United States 10,000,000 12,043,499
n
0.375%, 7/15/27 ..................................... United States 3,840,000 4,636,986
Total U.S. Government and Agency Securities (Cost $578,204,465) ................
581,584,657

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities 19.2%
Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2% , 6/15/28 .
United States 40,475 $ 40,194
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 450,000 463,525
503,719
a a a a a a
Commercial Services & Supplies 0.9%
e,o
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 1.7% , ( 3-month
EURIBOR + 1.7% ), 7/15/33 ............................ Ireland 12,400,000 EUR 15,090,554
e,o
LCM XXII Ltd. , 22A , A2R , 144A, FRN , 1.674% , ( 3-month USD
LIBOR + 1.45% ), 10/20/28 ............................. United States 8,500,000 8,437,393
23,527,947
a a a a a a
Consumer Finance 0.8%
Discover Card Execution Note Trust ,
o
2019-A2, A, FRN, 0.397%, (1-month USD LIBOR + 0.27%),
12/15/23 .......................................... United States 9,250,000 9,269,181
2019-A3, A, 1.89%, 10/15/24 ........................... United States 13,340,000 13,723,444
22,992,625
a a a a a a
Diversified Financial Services 17.5%
e,o
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 ........................... Ireland 500,000 EUR 608,327
e,o
Alinea CLO Ltd. , 2018-1A , B , 144A, FRN , 1.874% , ( 3-month USD
LIBOR + 1.65% ), 7/20/31 .............................. United States 5,300,000 5,286,009
e
American Homes 4 Rent Trust ,
2014-SFR3, A, 144A, 3.678%, 12/17/36 ................... United States 720,526 779,174
2015-SFR1, A, 144A, 3.467%, 4/17/52 .................... United States 5,495,640 5,933,601
o
Ameriquest Mortgage Securities, Inc. , 2004-R4 , M1 , FRN , 0.955% ,
( 1-month USD LIBOR + 0.825% ), 6/25/34 ................. United States 59,613 61,667
e,o
AMMC CLO 15 Ltd. , 2014-15A , BRR , 144A, FRN , 2.041% , ( 3-month
USD LIBOR + 1.8% ), 1/15/32 ........................... United States 1,494,355 1,471,639
e,o
AMMC CLO 21 Ltd. , 2017-21A , C , 144A, FRN , 2.314% , ( 3-month
USD LIBOR + 2.1% ), 11/02/30 .......................... United States 400,000 396,302
e,o
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.814%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 1,700,000 1,700,519
2012-11A, CR2, 144A, FRN, 2.114%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 1,850,000 1,795,846
e,o
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.874% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 6,000,000 5,918,364
e,o
Ares European CLO VIII BV , 8A , BR , 144A, FRN , 1.6% , ( 3-month
EURIBOR + 1.6% ), 4/17/32 ............................ Ireland 700,000 EUR 850,639
e,o
Ares L CLO Ltd. , 2018-50A , B , 144A, FRN , 1.941% , ( 3-month USD
LIBOR + 1.7% ), 1/15/32 ............................... United States 4,000,000 4,010,750
e,o
Ares XLVIII CLO Ltd. ,
2018-48A, B, 144A, FRN, 1.804%, (3-month USD LIBOR +
1.58%), 7/20/30 ..................................... United States 1,000,000 999,000
2018-48A, C, 144A, FRN, 2.024%, (3-month USD LIBOR + 1.8%),
7/20/30 ........................................... United States 3,135,000 3,111,581
e,o
Atrium XIV LLC ,
14A, B, 144A, FRN, 1.923%, (3-month USD LIBOR + 1.7%),
8/23/30 ........................................... United States 2,400,000 2,404,979
14A, C, 144A, FRN, 2.173%, (3-month USD LIBOR + 1.95%),
8/23/30 ........................................... United States 4,000,000 4,002,485

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,o
Atrium XV , 15A , B , 144A, FRN , 1.968% , ( 3-month USD LIBOR +
1.75% ), 1/23/31 ..................................... United States 2,000,000 $ 1,998,549
e,o
Bain Capital Credit CLO Ltd. , 2018-1A , A1 , 144A, FRN , 1.178% ,
( 3-month USD LIBOR + 0.96% ), 4/23/31 .................. United States 2,000,000 1,999,719
e,o
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.374% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 2,100,000 2,052,237
e,o
Betony CLO 2 Ltd. , 2018-1A , A2 , 144A, FRN , 1.814% , ( 3-month
USD LIBOR + 1.6% ), 4/30/31 ........................... United States 3,500,000 3,498,976
e,o
Blackrock European CLO IX DAC ,
9A, A, 144A, FRN, 0.9%, (3-month EURIBOR + 0.9%), 12/15/32 Ireland 3,300,000 EUR 4,001,107
9A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 12/15/32 Ireland 1,100,000 EUR 1,330,817
e,o
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.674%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 2,970,000 2,950,015
2012-2A, DR2, 144A, FRN, 3.124%, (3-month USD LIBOR +
2.9%), 11/20/28 ..................................... United States 2,295,000 2,240,502
2014-2A, CR2, 144A, FRN, 2.424%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 1,300,000 1,299,145
2018-3A, C, 144A, FRN, 2.418%, (3-month USD LIBOR + 2.2%),
10/25/30 .......................................... United States 1,785,715 1,784,721
e,o
BlueMountain CLO XXIV Ltd. , 2019-24A , D , 144A, FRN , 4.124% ,
( 3-month USD LIBOR + 3.9% ), 4/20/31 ................... United States 1,000,000 1,000,556
e,o
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 4,550,000 EUR 5,534,400
e,o
BlueMountain Fuji US CLO III Ltd. ,
2017-3A, A2, 144A, FRN, 1.391%, (3-month USD LIBOR +
1.15%), 1/15/30 ..................................... United States 1,000,000 985,783
2017-3A, C, 144A, FRN, 1.941%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 500,000 492,219
e,o
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A2R2, 144A, FRN, 1.353%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 1,200,000 1,177,596
2014-1A, DR, 144A, FRN, 2.823%, (3-month USD LIBOR + 2.6%),
4/17/31 ........................................... United States 533,000 504,396
2014-4RA, A2, 144A, FRN, 1.841%, (3-month USD LIBOR +
1.6%), 7/15/30 ...................................... United States 12,000,000 11,912,083
e,o
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.441% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 7,300,000 7,163,367
e,o
Carlyle US CLO Ltd. ,
2017-4A, B, 144A, FRN, 2.091%, (3-month USD LIBOR + 1.85%),
1/15/30 ........................................... United States 1,107,000 1,082,983
2017-4A, C, 144A, FRN, 3.041%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 400,000 386,786
2017-5A, A2, 144A, FRN, 1.624%, (3-month USD LIBOR + 1.4%),
1/20/30 ........................................... United States 13,440,000 13,242,710
2017-5A, B, 144A, FRN, 2.024%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 2,200,000 2,137,669
e,o
Cent CLO 21 Ltd. , 2014-21A , CR2 , 144A, FRN , 3.413% , ( 3-month
USD LIBOR + 3.2% ), 7/27/30 ........................... United States 502,000 487,519
e
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 3,493,027 3,569,063
e,p
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 9.46%, 9/16/41 .................. United States 567,165 553,251
2018-29, PT, 144A, FRN, 27.093%, 12/15/43 ............... United States 342,322 333,771
2018-8, PT, 144A, FRN, 6.162%, 6/17/41 .................. United States 231,504 217,182
2019-26, PT, 144A, FRN, 19.577%, 8/15/44 ................ United States 1,387,364 1,347,044
2019-31, PT, 144A, FRN, 19.55%, 9/15/44 ................. United States 1,254,161 1,204,486

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,p
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-37, PT, 144A, FRN, 18.312%, 10/17/44 ............... United States 1,223,591 $ 1,172,890
2019-42, PT, 144A, FRN, 18.677%, 11/15/44 ............... United States 1,230,236 1,190,231
2019-51, PT, 144A, FRN, 16.134%, 1/15/45 ................ United States 3,252,112 3,145,438
2019-52, PT, 144A, FRN, 16.405%, 1/15/45 ................ United States 4,016,469 3,911,975
2019-S1, PT, 144A, FRN, 15.064%, 4/15/44 ................ United States 841,660 805,047
2019-S2, PT, 144A, FRN, 14.235%, 5/16/44 ................ United States 652,375 633,287
2019-S3, PT, 144A, FRN, 14.033%, 6/15/44 ................ United States 465,627 450,132
2019-S4, PT, 144A, FRN, 11.862%, 8/15/44 ................ United States 1,000,105 966,949
2019-S5, PT, 144A, FRN, 13.112%, 9/15/44 ................ United States 1,001,769 968,298
2019-S6, PT, 144A, FRN, 11.165%, 10/17/44 ............... United States 971,428 923,057
2019-S7, PT, 144A, FRN, 11.301%, 12/15/44 ............... United States 1,928,277 1,842,123
2019-S8, PT, 144A, FRN, 10.21%, 1/15/45 ................. United States 2,381,790 2,263,692
2020-2, PT, 144A, FRN, 16.489%, 3/15/45 ................. United States 3,900,574 3,781,255
2020-7, PT, 144A, FRN, 16.191%, 4/17/45 ................. United States 2,335,654 2,241,990
e,o
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 1.343% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 .......................... United States 1,000,000 992,212
o
CWABS, Inc. , 2004-1 , M1 , FRN , 0.88% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 ..................................... United States 68,960 68,812
e,o
Dryden 55 CLO Ltd. ,
2018-55A, C, 144A, FRN, 2.141%, (3-month USD LIBOR + 1.9%),
4/15/31 ........................................... United States 600,000 594,709
2018-55A, D, 144A, FRN, 3.091%, (3-month USD LIBOR +
2.85%), 4/15/31 ..................................... United States 300,000 290,438
e,o
Dryden 58 CLO Ltd. ,
2018-58A, A2, 144A, FRN, 1.473%, (3-month USD LIBOR +
1.25%), 7/17/31 ..................................... United States 1,600,000 1,581,110
2018-58A, B, 144A, FRN, 1.723%, (3-month USD LIBOR + 1.5%),
7/17/31 ........................................... United States 11,000,000 10,950,852
e,o
Dryden 64 CLO Ltd. , 2018-64A , C , 144A, FRN , 1.973% , ( 3-month
USD LIBOR + 1.75% ), 4/18/31 .......................... United States 750,000 743,000
e,o
Dryden 70 CLO Ltd. , 2018-70A , B , 144A, FRN , 1.923% , ( 3-month
USD LIBOR + 1.7% ), 1/16/32 ........................... United States 560,580 559,709
e,o
Eaton Vance CLO Ltd. , 2014-1RA , C , 144A, FRN , 2.341% , ( 3-month
USD LIBOR + 2.1% ), 7/15/30 ........................... United States 789,030 786,633
e,o
Ellington CLO III Ltd. , 2018-3A , A1 , 144A, FRN , 1.874% , ( 3-month
USD LIBOR + 1.65% ), 7/20/30 .......................... United States 3,750,139 3,749,321
e
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 ... United States 4,230,000 4,260,775
e,o
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 1.241% , ( 3-month
USD LIBOR + 1.02% ), 5/16/31 .......................... United States 1,500,000 1,501,802
e,o
GoldentTree Loan Management US CLO 1 Ltd. , 2021-9A , A , 144A,
FRN , Zero Cpn., ( 3-month USD LIBOR + 1.07% ), 1/20/33 ..... United States 15,731,000 15,731,000
e,o
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A, FRN ,
2.024% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 ............. United States 5,000,000 4,914,575
e,o
Harbor Park CLO 18-1 Ltd. ,
2018-1A, A2, 144A, FRN, 1.624%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 1,710,526 1,712,136
2018-1A, B1, 144A, FRN, 1.924%, (3-month USD LIBOR + 1.7%),
1/20/31 ........................................... United States 466,667 468,058

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,o
Hayfin US XII Ltd. , 2018-9A , BR , 144A, FRN , 2.018% , ( 3-month
USD LIBOR + 1.8% ), 4/28/31 ........................... United States 5,200,000 $ 5,208,487
e,o
Holland Park CLO DAC , 1A , A1RR , 144A, FRN , 0.92% , ( 3-month
EURIBOR + 0.92% ), 11/14/32 .......................... Ireland 15,000,000 EUR 18,094,745
e,o
HPS Loan Management Ltd. , 13A-18 , A2 , 144A, FRN , 1.691% ,
( 3-month USD LIBOR + 1.45% ), 10/15/30 ................. United States 1,400,000 1,398,646
e,o
LCM 26 Ltd. ,
26A, B, 144A, FRN, 1.624%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 4,500,000 4,443,326
26A, C, 144A, FRN, 2.024%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 2,000,000 1,944,186
e,o
LCM XVI LP , 16A , BR2 , 144A, FRN , 1.991% , ( 3-month USD LIBOR
+ 1.75% ), 10/15/31 .................................. United States 1,756,602 1,758,940
o
Lehman XS Trust , 2005-4 , 1A4 , FRN , 0.69% , ( 1-month USD LIBOR
+ 0.56% ), 10/25/35 .................................. United States 185,347 185,389
e,o
Long Point Park CLO Ltd. ,
2017-1A, A2, 144A, FRN, 1.598%, (3-month USD LIBOR +
1.375%), 1/17/30 .................................... United States 3,400,000 3,373,198
2017-1A, B, 144A, FRN, 1.923%, (3-month USD LIBOR + 1.7%),
1/17/30 ........................................... United States 2,000,000 1,968,448
e,o
Madison Park Euro Funding VIII DAC ,
8A, ARN, 144A, FRN, 0.95%, (3-month EURIBOR + 0.95%),
4/15/32 ........................................... Ireland 24,700,000 EUR 29,940,639
8A, BRN, 144A, FRN, 1.7%, (3-month EURIBOR + 1.7%), 4/15/32 Ireland 2,800,000 EUR 3,407,280
e,o
Madison Park Funding XIII Ltd. , 2014-13A , DR2 , 144A, FRN ,
3.073% , ( 3-month USD LIBOR + 2.85% ), 4/19/30 ............ United States 332,000 326,397
e,o
Madison Park Funding XIV Ltd. , 2014-14A , BRR , 144A, FRN ,
1.922% , ( 3-month USD LIBOR + 1.7% ), 10/22/30 ............ United States 2,500,000 2,503,228
e,o
Madison Park Funding XLII Ltd. ,
13A, B, 144A, FRN, 1.718%, (3-month USD LIBOR + 1.5%),
11/21/30 .......................................... United States 3,000,000 2,993,091
13A, C, 144A, FRN, 2.018%, (3-month USD LIBOR + 1.8%),
11/21/30 .......................................... United States 1,600,000 1,580,485
e,o
Madison Park Funding XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.241% , ( 3-month USD LIBOR + 2% ), 1/15/33 .............. United States 2,800,000 2,754,931
e,o
Madison Park Funding XXIX Ltd. , 2018-29A , B , 144A, FRN , 1.973% ,
( 3-month USD LIBOR + 1.75% ), 10/18/30 ................. United States 4,000,000 4,005,408
e,o
Madison Park Funding XXVIII Ltd. , 2018-28A , C , 144A, FRN ,
2.091% , ( 3-month USD LIBOR + 1.85% ), 7/15/30 ............ United States 4,200,000 4,195,758
e,o
Madison Park Funding XXXI Ltd. ,
2018-31A, A2A, 144A, FRN, 1.718%, (3-month USD LIBOR +
1.5%), 1/23/31 ...................................... United States 3,000,000 3,001,078
2018-31A, B, 144A, FRN, 1.918%, (3-month USD LIBOR + 1.7%),
1/23/31 ........................................... United States 6,000,000 6,001,563
e,p
Mill City Mortgage Loan Trust ,
2016-1, A1, 144A, FRN, 2.5%, 4/25/57 .................... United States 2,712,433 2,731,014
2017-1, A1, 144A, FRN, 2.75%, 11/25/58 .................. United States 538,866 546,126
2017-3, A1, 144A, FRN, 2.75%, 1/25/61 ................... United States 4,456,951 4,577,597
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................... United States 10,628,845 11,010,737
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................... United States 9,683,384 10,289,560

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,o
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
1.624% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 ............ United States 2,295,000 $ 2,270,513
e,o
Neuberger Berman Loan Advisers CLO 27 Ltd. , 2018-27A , C , 144A,
FRN , 1.941% , ( 3-month USD LIBOR + 1.7% ), 1/15/30 ........ United States 500,000 495,308
e,o
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.783% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 7,920,000 7,905,831
e,o
Octagon Investment Partners 18-R Ltd. ,
2018-18A, A1A, 144A, FRN, 1.183%, (3-month USD LIBOR +
0.96%), 4/16/31 ..................................... United States 1,000,000 996,331
2018-18A, C, 144A, FRN, 2.923%, (3-month USD LIBOR + 2.7%),
4/16/31 ........................................... United States 1,000,000 972,552
e,o
Octagon Investment Partners 26 Ltd. , 2016-1A , A2R , 144A, FRN ,
1.591% , ( 3-month USD LIBOR + 1.35% ), 7/15/30 ............ United States 1,600,000 1,573,880
e,o
Octagon Investment Partners 28 Ltd. , 2016-1A , A2R , 144A, FRN ,
1.668% , ( 3-month USD LIBOR + 1.45% ), 10/24/30 ........... United States 4,000,000 3,985,866
e,o
Octagon Investment Partners 31 LLC , 2017-1A , C , 144A, FRN ,
2.624% , ( 3-month USD LIBOR + 2.4% ), 7/20/30 ............. United States 280,761 281,209
e,o
Octagon Investment Partners 33 Ltd. ,
2017-1A, A2, 144A, FRN, 1.724%, (3-month USD LIBOR + 1.5%),
1/20/31 ........................................... United States 2,000,000 1,995,000
2017-1A, C, 144A, FRN, 2.974%, (3-month USD LIBOR + 2.75%),
1/20/31 ........................................... United States 250,000 241,961
e,o
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
1.324% , ( 3-month USD LIBOR + 1.1% ), 1/20/31 ............. United States 2,000,000 1,973,342
e,o
Octagon Investment Partners 37 Ltd. , 2018-2A , A2 , 144A, FRN ,
1.798% , ( 3-month USD LIBOR + 1.58% ), 7/25/30 ............ United States 1,000,000 1,001,020
e,o
Octagon Investment Partners XVI Ltd. ,
2013-1A, BR, 144A, FRN, 1.823%, (3-month USD LIBOR + 1.6%),
7/17/30 ........................................... United States 4,000,000 3,998,536
2013-1A, CR, 144A, FRN, 2.073%, (3-month USD LIBOR +
1.85%), 7/17/30 ..................................... United States 3,000,000 2,931,976
e,o
Octagon Investment Partners XVII Ltd. , 2013-1A , BR2 , 144A, FRN ,
1.618% , ( 3-month USD LIBOR + 1.4% ), 1/25/31 ............. United States 9,640,000 9,596,620
e,o
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A, FRN ,
2.122% , ( 3-month USD LIBOR + 1.9% ), 1/22/30 ............. United States 2,100,000 2,070,467
e,o
Octagon Investment Partners XXIII Ltd. ,
2015-1A, BR, 144A, FRN, 1.441%, (3-month USD LIBOR + 1.2%),
7/15/27 ........................................... United States 1,200,000 1,192,210
2015-1A, DR, 144A, FRN, 2.791%, (3-month USD LIBOR +
2.55%), 7/15/27 ..................................... United States 600,000 591,596
e,p
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 2,399,875 2,364,773
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 2,658,240 2,614,289
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 815,642 823,360
o
RAAC Trust , 2004-SP1 , AII , FRN , 0.83% , ( 1-month USD LIBOR +
0.7% ), 3/25/34 ...................................... United States 174,798 175,830
e,o
Race Point X CLO Ltd. , 2016-10A , B1R , 144A, FRN , 1.868% ,
( 3-month USD LIBOR + 1.65% ), 7/25/31 .................. United States 700,000 699,125
e,o
Sculptor CLO XXV Ltd. , 25A , A1 , 144A, FRN , 0% , ( 3-month USD
LIBOR + 1.27% ), 1/15/31 .............................. United States 10,726,000 10,726,000
e
Towd Point Mortgage Trust ,
2015-1, AE, 144A, 3%, 10/25/53 ......................... United States 602 609
p
2015-2, 1A12, 144A, FRN, 2.75%, 11/25/60 ................ United States 113,738 114,053
p
2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57 ................. United States 34,954 34,965
p
2016-4, A1, 144A, FRN, 2.25%, 7/25/56 ................... United States 7,274,656 7,362,987
p
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................... United States 2,761,387 2,818,747

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e
Towd Point Mortgage Trust, (continued)
p
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 7,867,645 $ 8,018,003
p
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 8,025,887 8,189,076
o
2017-5, A1, 144A, FRN, 0.73%, (1-month USD LIBOR + 0.6%),
2/25/57 ........................................... United States 1,718,690 1,719,549
p
2018-3, A1, 144A, FRN, 3.75%, 5/25/58 ................... United States 11,250,059 12,028,496
p
2018-4, A1, 144A, FRN, 3%, 6/25/58 ..................... United States 15,069,806 16,031,675
p
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................... United States 12,211,453 13,143,313
e
Upgrade Master Pass-Thru Trust ,
p
2019-PT1, A, 144A, FRN, 11.523%, 6/15/25 ................ United States 519,913 468,966
2019-PT2, A, 144A, 1.1%, 2/15/26 ....................... United States 2,179,091 2,149,952
e,o
Voya CLO Ltd. ,
2013-2A, A1R, 144A, FRN, 1.188%, (3-month USD LIBOR +
0.97%), 4/25/31 ..................................... United States 11,800,000 11,729,108
2013-2A, CR, 144A, FRN, 2.968%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 375,000 359,534
2014-1A, BR2, 144A, FRN, 2.123%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 2,750,000 2,726,019
2014-1A, CR2, 144A, FRN, 3.023%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 600,000 579,107
2016-3A, A2R, 144A, FRN, 1.623%, (3-month USD LIBOR +
1.4%), 10/18/31 ..................................... United States 818,182 809,566
2016-3A, CR, 144A, FRN, 3.473%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 1,698,113 1,673,544
2017-3A, B, 144A, FRN, 2.574%, (3-month USD LIBOR + 2.35%),
7/20/30 ........................................... United States 507,690 508,445
2018-2A, A2, 144A, FRN, 1.491%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 2,500,000 2,457,141
e,o
West CLO Ltd. , 2014-1A , BR , 144A, FRN , 2.073% , ( 3-month USD
LIBOR + 1.85% ), 7/18/26 .............................. United States 2,410,000 2,408,696
474,070,443
a a a a a a
Thrifts & Mortgage Finance 0.0%
†
p
Conseco Finance Corp. , 1998-6 , A8 , FRN , 6.66% , 6/01/30 ...... United States 692,534 699,585
p
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% ,
3/01/33 ........................................... United States 458,342 484,353
o
Countrywide Asset-Backed Certificates Trust , 2002-3 , 1A1 , FRN ,
0.87% , ( 1-month USD LIBOR + 0.74% ), 5/25/32 ............. United States 1,078 1,060
1,184,998
a a a a a a
Total Asset-Backed Securities (Cost $509,548,630) ..............................
522,279,732
Commercial Mortgage-Backed Securities 2.3%
Diversified Financial Services 1.8%
e
BAMLL Commercial Mortgage Securities Trust ,
2012-PARK, A, 144A, 2.959%, 12/10/30 ................... United States 3,300,000 3,443,175
2015-200P, A, 144A, 3.218%, 4/14/33 .................... United States 600,000 652,454
e,o
BX Commercial Mortgage Trust ,
2018-IND, A, 144A, FRN, 0.876%, (1-month USD LIBOR + 0.75%),
11/15/35 .......................................... United States 3,123,429 3,133,106
2019-XL, A, 144A, FRN, 1.046%, (1-month USD LIBOR + 0.92%),
10/15/36 .......................................... United States 3,654,797 3,667,737
2020-BXLP, A, 144A, FRN, 0.926%, (1-month USD LIBOR +
0.8%), 12/15/36 ..................................... United States 11,539,438 11,586,734
2020-FOX, A, 144A, FRN, 1.126%, (1-month USD LIBOR + 1%),
11/15/32 .......................................... United States 13,470,000 13,541,283

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
e
BXP Trust , 2017-GM , A , 144A, 3.379% , 6/13/39 .............. United States 2,000,000 $ 2,241,732
Commercial Mortgage Trust ,
p
2006-GG7, AJ, FRN, 6.214%, 7/10/38 .................... United States 842,609 758,559
e,p
2014-277P, A, 144A, FRN, 3.611%, 8/10/49 ................ United States 3,880,000 4,213,921
e
2015-3BP, A, 144A, 3.178%, 2/10/35 ..................... United States 600,000 649,213
e,o
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 0.826% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 1,500,000 1,502,521
e,p
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 2,005,000 2,219,737
e,p
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
NINE , A , 144A, FRN , 2.854% , 9/06/38 .................... United States 600,000 652,442
e
Morgan Stanley Capital I Trust , 2014-150E , A , 144A, 3.912% ,
9/09/32 ........................................... United States 450,000 491,541
48,754,155
a a a a a a
Thrifts & Mortgage Finance 0.5%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705% , 9/15/48 ..................................... United States 100,000 111,903
FHLMC , 4402 , PE , 3.5% , 3/15/43 .........................
United States 664,068 680,347
GS Mortgage Securities Trust ,
2016-GS3, A4, 2.85%, 10/10/49 ......................... United States 600,000 653,915
2017-GS6, A3, 3.433%, 5/10/50 ......................... United States 2,000,000 2,255,485
JPMBB Commercial Mortgage Securities Trust ,
2015-C30, A5, 3.822%, 7/15/48 ......................... United States 1,500,000 1,691,060
2016-C1, A5, 3.576%, 3/15/49 .......................... United States 1,500,000 1,692,980
Wells Fargo Commercial Mortgage Trust , 2016-NXS6 , A2 , 2.399% ,
11/15/49 .......................................... United States 6,534,000 6,583,149
13,668,839
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $60,265,784) ................
62,422,994
Mortgage-Backed Securities 2.8%
q
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 2.61% - 3.539%, (12-month USD LIBOR +/- MBS Margin),
10/01/36 - 6/01/37 ................................... United States 1,037,386 1,086,915
1,086,915
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%
†
FHLMC Gold Pools, 15 Year, 5%, 10/01/23 .................. United States 35,543 37,285
FHLMC Gold Pools, 15 Year, 6%, 6/01/23 ................... United States 5,233 5,429
FHLMC Gold Pools, 30 Year, 5%, 1/01/39 ................... United States 78,384 91,101
133,815
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.3%
FNMA, 1.225% - 5.624%, (1-month USD LIBOR +/- MBS Margin),
5/01/21 - 10/01/44 ................................... United States 9,219,384 9,512,317
9,512,317
Federal National Mortgage Association (FNMA) Fixed Rate 2.4%
FNMA, 15 Year, 3.5%, 10/01/25 ........................... United States 405,219 431,991
FNMA, 15 Year, 4%, 12/01/25 ............................ United States 609,180 648,548
FNMA, 15 Year, 4.5%, 5/01/23 - 6/01/25 .................... United States 376,422 398,059
FNMA, 30 Year, 5%, 3/01/38 ............................. United States 10,968 12,506
r
FNMA, Single-family, 15 Year, 1.5%, 2/25/36 ................. United States 6,090,000 6,245,105

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
r
FNMA, Single-family, 15 Year, 2%, 2/25/36 .................. United States 53,862,000 $ 56,279,477
64,015,686
q
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2.25% - 2.875%, (1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................... United States 10,973 11,178
11,178
Total Mortgage-Backed Securities (Cost $74,608,422) ............................
74,759,911
Municipal Bonds 3.3%
California 1.0%
San Jose Redevelopment Agency Successor Agency ,
Tax Allocation, Senior Lien, 2017A-T, Refunding, 2.48%, 8/01/21 United States 1,595,000 1,613,263
Tax Allocation, Senior Lien, 2017A-T, Refunding, 2.63%, 8/01/22 United States 5,320,000 5,507,423
Tax Allocation, Senior Lien, 2017A-T, Refunding, 3.226%, 8/01/27 United States 190,000 215,682
State of California, GO, 2.375%, 10/01/26 ................... United States 18,195,000 19,910,061
27,246,429
Colorado 0.0%
†
Board of Governors of Colorado State University System, Revenue,
2015E-2, 5%, 3/01/25 ................................ United States 100,000 118,614
Florida 0.0%
†
Citizens Property Insurance, Inc., Revenue, 2015A-1, 5%, 6/01/22 United States 125,000 130,009
Hawaii 0.1%
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.233%, 7/01/24 ............................ United States 2,470,000 2,608,839
Illinois 0.1%
State of Illinois, GO, 2003, 5.1%, 6/01/33 ................... United States 2,415,000 2,704,583
Massachusetts 0.1%
Massachusetts State College Building Authority, Revenue, 2019 C,
Refunding, 2.256%, 5/01/26 ............................ United States 2,635,000 2,786,486
New Jersey 0.1%
State of New Jersey, GO, 2020 A, 3%, 6/01/32 ............... United States 1,430,000 1,650,106
New York 1.5%
Metropolitan Transportation Authority ,
Revenue, 2019 D-1, 5%, 9/01/22 ........................ United States 9,690,000 10,303,086
Revenue, 2020 E, Refunding, 4%, 11/15/45 ................ United States 1,865,000 2,144,899
New York State Urban Development Corp., State of New York Sales
Tax, Revenue, 2019 B, Refunding, 2.25%, 3/15/26 ........... United States 8,750,000 9,261,438
State of New York, GO, 2019B, Refunding, 2.12%, 2/15/25 ...... United States 18,195,000 19,384,407
41,093,830
Ohio 0.0%
†
City of Cincinnati, GO, 2015A, Refunding, 5%, 12/01/25 ........ United States 100,000 120,330
Teays Valley Local School District, GO, 2015, Refunding, 4%,
12/01/26 .......................................... United States 100,000 109,697
230,027
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 2.18%, 11/15/25 ................. United States 3,640,000 3,923,374

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Texas 0.3%
State of Texas, GO, 2016 A, 5%, 4/01/21 .................... United States 2,690,000 $ 2,711,735
Texas State University System, Revenue, 2019 B, Refunding,
2.351%, 3/15/26 ..................................... United States 4,825,000 5,143,643
7,855,378
Total Municipal Bonds (Cost $84,599,991) ......................................
90,347,675
Residential Mortgage-Backed Securities 10.1%
Capital Markets 0.0%
†
o
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 0.87%, (1-month USD LIBOR + 0.74%), 3/25/28 United States 138,578 136,544
2003-E, A1, FRN, 0.75%, (1-month USD LIBOR + 0.62%),
10/25/28 .......................................... United States 325,613 328,021
464,565
a a a a a a
Diversified Financial Services 0.7%
o
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
2.264% , ( 6-month USD LIBOR + 2% ), 6/25/45 .............. United States 494,661 507,212
e,p
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5% ,
10/25/44 .......................................... United States 7,138,132 7,495,772
p
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 2.63% ,
7/25/34 ........................................... United States 980,515 1,001,883
e,p
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ........... United States 628,191 648,336
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 9/25/19 ........................................ United States 158,075 133,906
e,p
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ........ United States 873,007 897,851
e,p
Flagstar Mortgage Trust , 2018-6RR , 1A3 , 144A, FRN , 4% , 10/25/48 United States 1,597,963 1,605,900
p
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 2.636% , 1/25/35 United States 154,583 151,346
p
J.P. Morgan Mortgage Trust , 2004-A1 , 5A1 , FRN , 2.414% , 2/25/34 United States 29,250 30,844
MASTR Alternative Loan Trust , 2003-1 , 3A1 , 5% , 2/25/18 .......
United States 12,926 13,249
e,o
OBX Trust , 2018-1 , A2 , 144A, FRN , 0.78% , ( 1-month USD LIBOR +
0.65% ), 6/25/57 ..................................... United States 1,677,546 1,680,123
e,p
Sequoia Mortgage Trust , 2016-2 , A4 , 144A, FRN , 3.5% , 8/25/46 .. United States 3,715,032 3,733,741
o
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 0.87% ,
( 1-month USD LIBOR + 0.74% ), 9/25/34 .................. United States 443,836 445,428
e,p
Wells Fargo Mortgage Backed Securities Trust , 2018-1 , A3 , 144A,
FRN , 3.5% , 7/25/47 .................................. United States 1,618,195 1,628,905
19,974,496
a a a a a a
Thrifts & Mortgage Finance 9.4%
o
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.38%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 6,338,371 6,400,000
2014-DN2, M3, FRN, 3.73%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 8,664,712 8,675,993
2014-DN3, M3, FRN, 4.13%, (1-month USD LIBOR + 4%), 8/25/24 United States 2,126,023 2,182,683
2014-DN4, M3, FRN, 4.68%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 4,445,073 4,575,337
2014-HQ1, M3, FRN, 4.23%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 4,208,377 4,269,127
2014-HQ2, M3, FRN, 3.88%, (1-month USD LIBOR + 3.75%),
9/25/24 ........................................... United States 13,608,551 14,075,885
2014-HQ3, M3, FRN, 4.88%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 1,209,194 1,230,074
2015-DN1, M3, FRN, 4.28%, (1-month USD LIBOR + 4.15%),
1/25/25 ........................................... United States 2,322,988 2,343,996

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
o
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2015-DNA1, M3, FRN, 3.43%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 5,355,398 $ 5,498,551
2015-DNA2, M3, FRN, 4.03%, (1-month USD LIBOR + 3.9%),
12/25/27 .......................................... United States 10,525,005 10,690,844
2015-DNA3, M3, FRN, 4.83%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 8,801,519 9,203,004
2015-HQ2, M3, FRN, 3.38%, (1-month USD LIBOR + 3.25%),
5/25/25 ........................................... United States 7,403,883 7,568,562
2015-HQA1, M3, FRN, 4.83%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 13,479,446 13,999,321
2015-HQA2, M3, FRN, 4.93%, (1-month USD LIBOR + 4.8%),
5/25/28 ........................................... United States 1,565,451 1,636,675
2016-DNA1, M3, FRN, 5.68%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 11,219,533 11,813,713
2016-DNA2, M3, FRN, 4.78%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 12,536,958 13,146,663
2016-HQA2, M3, FRN, 5.28%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 9,972,358 10,398,713
2016-HQA3, M2, FRN, 1.48%, (1-month USD LIBOR + 1.35%),
3/25/29 ........................................... United States 166,672 167,005
2017-HQA3, M2, FRN, 2.48%, (1-month USD LIBOR + 2.35%),
4/25/30 ........................................... United States 181,861 185,210
o
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.38%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 8,809,957 9,136,453
2014-C01, M2, FRN, 4.53%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 2,176,053 2,234,948
2014-C02, 1M2, FRN, 2.73%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 8,869,305 8,764,587
2014-C02, 2M2, FRN, 2.73%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 2,211,293 2,242,702
2014-C03, 1M2, FRN, 3.13%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 9,050,559 8,960,878
2014-C03, 2M2, FRN, 3.03%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 11,839,389 12,013,324
2014-C04, 1M2, FRN, 5.03%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 8,987,022 9,293,538
2014-C04, 2M2, FRN, 5.13%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 2,761,308 2,827,259
2015-C01, 1M2, FRN, 4.43%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 6,628,359 6,803,598
2015-C01, 2M2, FRN, 4.68%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 1,712,830 1,733,220
2015-C02, 1M2, FRN, 4.13%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 7,464,539 7,657,497
2015-C02, 2M2, FRN, 4.13%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 2,813,974 2,869,668
2015-C03, 1M2, FRN, 5.13%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 7,459,880 7,680,389
2015-C03, 2M2, FRN, 5.13%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 2,885,817 2,953,258
2016-C01, 1M2, FRN, 6.88%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 1,330,548 1,417,444
2016-C01, 2M2, FRN, 7.08%, (1-month USD LIBOR + 6.95%),
8/25/28 ........................................... United States 4,119,222 4,389,010

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
o
FNMA Connecticut Avenue Securities, (continued)
2016-C02, 1M2, FRN, 6.13%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 116,070 $ 122,526
2016-C04, 1M2, FRN, 4.38%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 11,341,323 11,849,731
2016-C05, 2M2, FRN, 4.58%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 8,751,888 9,118,127
2016-C06, 1M2, FRN, 4.38%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 3,501,399 3,652,201
2016-C07, 2M2, FRN, 4.48%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 7,513,460 7,857,762
2017-C03, 1M2, FRN, 3.13%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 2,520,571 2,580,835
o
New York Mortgage Trust , 2005-3 , M1 , FRN , 0.805% , ( 1-month USD
LIBOR + 0.675% ), 2/25/36 ............................. United States 134,347 128,675
254,348,986
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $295,142,611) ................
274,788,047
Shares/Units
Escrows and Litigation Trusts 0.0%
†
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 477,205 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 477,205 —
a,b
Remington Outdoor Co., Inc., Litigation Units ................. United States 16,078 —
b
Sanchez Energy Corp., Escrow Account .................... United States 1,900,000 19,000
Total Escrows and Litigation Trusts (Cost $1,838,967) ...........................
19,000
Total Long Term Investments (Cost $2,507,093,047) .............................
2,522,546,604
a
Short Term Investments 9.7%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.7%
s
Joint Repurchase Agreement, 0.04%, 2/01/21 (Maturity Value
$46,998,246)
BNP Paribas Securities Corp. (Maturity Value $27,787,713)
Deutsche Bank Securities, Inc. (Maturity Value $8,095,448)
HSBC Securities (USA), Inc. (Maturity Value $11,115,085)
Collateralized by U.S. Government Agency Securities, 3.5% - 5%,
11/20/41 - 2/20/50; U.S. Treasury Bonds, 6.25% - 7.63%, 11/15/22
- 8/15/23; and U.S. Treasury Note, 1.63%, 11/15/22 (valued at
$47,951,165) ....................................... 46,998,089 46,998,089
Total Repurchase Agreements (Cost $46,998,089) ...............................
46,998,089

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Country Shares
a
Value
a
Money Market Funds 8.0%
d,t
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 216,907,284 $ 216,907,284
Total Money Market Funds (Cost $216,907,284) .................................
216,907,284
Total Short Term Investments (Cost $263,905,373 ) ...............................
263,905,373
a
Total Investments (Cost $2,770,998,420) 102.6% ................................
$2,786,451,977
Other Assets, less Liabilities (2.6)% ...........................................
(70,873,527)
Net Assets 100.0% ...........................................................
$2,715,578,450
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
See Note 9 regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $781,699,149, representing 28.8% of net assets.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
Defaulted security or security for which income has been deemed uncollectible.
k
See Note 7 regarding unfunded loan commitments.
l
A supranational organization is an entity formed by two or more central governments through international treaties.
m
Perpetual security with no stated maturity date.
n
Principal amount of security is adjusted for inflation.
o
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
p
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
r
Security purchased on a to-be-announced (TBA) basis.
s
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2021, all repurchase agreements had been entered into on January 29, 2021.
t
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At January 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At January 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
At January 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 3 Year Bonds ........................ Long 433 $ 38,854,679 3/15/21 $ 25,636
Canada 10 Year Bonds ........................ Long 331 38,209,830 3/22/21 (283,832)
U.S. Treasury 10 Year Notes .................... Short 2,111 289,272,969 3/22/21 1,947,558
U.S. Treasury 2 Year Notes ..................... Long 4,148 916,610,779 3/31/21 750,748
U.S. Treasury 5 Year Notes ..................... Short 113 14,223,875 3/31/21 4,009
Total Futures Contracts ...................................................................... $2,444,119
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... JPHQ Sell 1,417,954,000 18,100,000 SGD 2/04/21 $ 85,920 $ —
Singapore Dollar .... JPHQ Sell 18,100,000 1,392,252,000 JPY 2/04/21 — (331,301)
Brazilian Real ...... JPHQ Sell 2,520,623 446,958 2/08/21 — (13,693)
Brazilian Real ...... JPHQ Sell 4,945,000 920,440 3/01/21 17,164 —
Japanese Yen ...... JPHQ Buy 1,428,685,650 13,514,327 3/08/21 129,381 —
Japanese Yen ...... JPHQ Sell 1,428,685,650 13,784,481 3/08/21 140,773 —
South Korean Won .. JPHQ Buy 3,920,000,000 3,584,164 3/10/21 — (78,723)
South Korean Won .. JPHQ Sell 3,920,000,000 3,309,637 3/10/21 — (195,804)
Turkish Lira ........ JPHQ Buy 12,510,000 1,518,757 4/06/21 147,242 —
Indonesian Rupiah .. JPHQ Buy 47,801,500,000 3,321,394 6/02/21 43,927 —
Australian Dollar .... JPHQ Buy 14,620,000 11,366,173 6/17/21 — (185,711)
Australian Dollar .... JPHQ Sell 14,620,000 11,035,103 6/17/21 — (145,359)
Euro ............. JPHQ Buy 13,415,000 16,496,009 6/22/21 — (166,296)
Japanese Yen ...... JPHQ Buy 1,400,000,000 13,513,970 7/07/21 — (124,969)
Canadian Dollar .... JPHQ Sell 11,330,000 8,870,204 7/08/21 5,980 —
Australian Dollar .... JPHQ Buy 3,490,000 2,687,911 7/28/21 — (18,444)
Singapore Dollar .... JPHQ Buy 3,600,000 2,710,843 7/28/21 — (1,187)
South Korean Won .. JPHQ Buy 3,000,000,000 2,713,213 7/28/21 — (29,392)
Total Forward Exchange Contracts ................................................... $570,387 $(1,290,879)
Net unrealized appreciation (depreciation) ............................................ $(720,492)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
ITRAXX.EUROPE.
CROSSOVER.34-V2 5.00% Quarterly 12/20/25 $ 11,100,000 $ 1,452,109 $ 1,432,701 $ 19,408
Investment
Grade
ITRAXX.EUROPE.
MAIN.34-V1 ..... 1.00% Quarterly 12/20/25 11,100,000 331,830 322,793 9,037
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,783,939 $1,755,494 $28,445
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Ally Financial, Inc. ... (5.00)% Quarterly JPHQ 12/20/24 13,600,000 (2,336,654) (1,973,742) (362,912)
Avon Products, Inc. .. (5.00)% Quarterly CITI 3/20/23 5,835,000 (434,967) (361,634) (73,333)
HCA, Inc. ......... (5.00)% Quarterly FBCO 3/20/22 2,050,000 (117,828) (84,728) (33,100)
Lumen Technologies,
Inc. ........... (5.00)% Quarterly BZWS 6/20/21 4,700,000 (109,491) (42,469) (67,022)
Nabors Industries, Inc. (1.00)% Quarterly CITI 12/20/21 6,200,000 365,811 79,662 286,149
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM ..... 5.00% Quarterly MSCO 12/20/25 1,320,000 (100,360) 1,545 (101,905) NR
American Airlines
Group, Inc. ...... 5.00% Quarterly CITI 12/20/21 1,600,000 (51,110) (94,656) 43,546 CCC
Carnival Corp. ...... 1.00% Quarterly CITI 12/20/25 1,600,000 (295,760) (244,326) (51,434) B
Goldman Sachs Group,
Inc. (The) ....... 1.00% Quarterly JPHQ 12/20/24 13,600,000 294,807 181,898 112,909 BBB+
Macy's Retail Holdings
LLC ........... 1.00% Quarterly JPHQ 12/20/25 1,600,000 (275,600) (291,023) 15,423 B
Morgan Stanley ..... 1.00% Quarterly JPHQ 12/20/24 13,600,000 317,865 199,643 118,222 BBB+
Nabors Industries, Inc. 1.00% Quarterly CITI 12/20/23 6,200,000 (1,878,023) (534,910) (1,343,113) CCC-
Royal Caribbean
Cruises Ltd. ...... 5.00% Quarterly BZWS 12/20/25 1,600,000 (102,462) (46,538) (55,924) B+
United Airlines Holdings,
Inc. ........... 5.00% Quarterly FBCO 12/20/25 776,000 (31,297) (1,709) (29,588) B
Traded Index
(e)
Citibank Bespoke
Palma Index,
Mezzanine Tranche
5-7% .......... 2.30% Quarterly CITI 6/20/21 4,910,000 35,719 — 35,719
Non-
Investment
Grade
(e)
Citibank Bespoke
Phoenix Index,
Mezzanine Tranche
5-7% .......... 2.90% Quarterly CITI 12/20/21 3,500,000 23,935 — 23,935
Non-
Investment
Grade
MCDX.NA.30 ...... 1.00% Quarterly CITI 6/20/28 2,000,000 33,776 14,892 18,884
Investment
Grade
MCDX.NA.MAIN.31 .. 1.00% Quarterly CITI 12/20/23 12,200,000 74,718 72,486 2,232
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 4.10% Quarterly MSCO 12/20/21 3,700,000 (159,230) — (159,230)
Non-
Investment
Grade

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

*Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
At January 31, 2021, the Fund had the following cross-currency swap contracts outstanding. See Note 3.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 3.98% Quarterly MSCO 12/20/21 $ 3,700,000 $ (163,589) $ — $ (163,589)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(4,909,740) $(3,125,609) $(1,784,131)
Total Credit Default Swap Contracts .................................... $(3,125,801) $ (1,370,115) $(1,755,686)
Counterparty
Collateral
Pledged
(Received)
BZWS $260,000
CITI 12,470,000
FBCO 130,000
JPHQ 2,720,000
MSCO 1,130,000
Total collateral
$16,710,000
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.85% ..... Quarterly 617,500 USD
Pay Fixed 1.5% ............................. Annual CITI 5/04/21 500,000 EUR $ 6,726
Receive Floating 3-month USD LIBOR + 1.894% ..... Quarterly 2,460,000 USD
Pay Fixed 1.5% ............................. Annual CITI 5/04/21 2,000,000 EUR 17,345
Receive Floating 3-month USD LIBOR + 1.303% ..... Quarterly 496,000 USD

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At January 31, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
See A bbreviations on page 117 .
Cross-Currency Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts (continued)
Pay Fixed 1% .............................. Annual JPHQ 5/04/21 400,000 EUR $ 8,469
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 25,083,500 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 22,700,000 EUR (2,440,611)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 4,862,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 4,400,000 EUR (473,069)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 30,525,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 27,500,000 EUR (2,830,911)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 13,930,500 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 12,550,000 EUR (1,296,790)
Receive Floating 3-month USD LIBOR + 0.849% ..... Quarterly 3,472,000 USD
Pay Fixed 0.75% ............................ Annual DBAB 9/14/22 2,800,000 EUR 38,470
Total Cross Currency Swap Contracts ........................................................... $(6,970,371)
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 2.079% ..... At Maturity 9/18/24 $ 1,770,000 $ (1,462) $ — $ (1,462)
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.893% ..... At Maturity 1/15/27 50,500,000 976,913 — 976,913
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 2.313% ..... At Maturity 6/01/28 1,400,000 (28,961) — (28,961)
Total Inflation Index Swap Contracts .................................. $946,490 $— $946,490

Franklin Investors Securities Trust
Statement of Investments (unaudited), January 31, 2021
Franklin Managed Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 38.4%
Aerospace & Defense 1.1%
General Dynamics Corp. ................................ United States 200,000 $ 29,336,000
Northrop Grumman Corp. ............................... United States 42,900 12,295,569
41,631,569
Air Freight & Logistics 0.7%
United Parcel Service, Inc., B ............................ United States 175,000 27,125,000
Banks 7.7%
Bank of America Corp. ................................. United States 2,998,888 88,917,029
Citigroup, Inc. ........................................ United States 350,000 20,296,500
JPMorgan Chase & Co. ................................. United States 700,000 90,069,000
Truist Financial Corp. .................................. United States 1,200,000 57,576,000
US Bancorp ......................................... United States 800,000 34,280,000
291,138,529
Beverages 1.8%
Coca-Cola Co. (The) ................................... United States 650,200 31,307,130
PepsiCo, Inc. ........................................ United States 270,000 36,873,900
68,181,030
Biotechnology 0.7%
AbbVie, Inc. ......................................... United States 250,000 25,620,000
Capital Markets 1.3%
Morgan Stanley ....................................... United States 735,000 49,281,750
Chemicals 0.7%
Air Products and Chemicals, Inc. .......................... United States 100,000 26,676,000
Diversified Telecommunication Services 2.5%
BCE, Inc. ........................................... Canada 450,000 19,088,136
Deutsche Telekom AG .................................. Germany 1,200,000 21,338,200
Verizon Communications, Inc. ............................ United States 1,000,000 54,750,000
95,176,336
Electric Utilities 1.2%
Duke Energy Corp. .................................... United States 175,000 16,450,000
FirstEnergy Corp. ..................................... United States 1,000,000 30,760,000
47,210,000
Food Products 0.7%
Nestle SA ........................................... Switzerland 250,000 28,227,500
Health Care Providers & Services 2.4%
CVS Health Corp. ..................................... United States 520,000 37,258,000
Quest Diagnostics, Inc. ................................. United States 400,000 51,660,000
88,918,000
Household Products 1.5%
Procter & Gamble Co. (The) ............................. United States 450,000 57,694,500
Industrial Conglomerates 1.6%
Honeywell International, Inc. ............................. United States 300,000 58,611,000
Insurance 0.4%
Travelers Cos., Inc. (The) ............................... United States 100,000 13,630,000
IT Services 0.6%
International Business Machines Corp. ..................... United States 200,000 23,822,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multiline Retail 0.5%
Target Corp. ......................................... United States 100,000 $ 18,117,000
Multi-Utilities 3.6%
Dominion Energy, Inc. .................................. United States 500,000 36,445,000
DTE Energy Co. ...................................... United States 200,000 23,744,000
Sempra Energy ....................................... United States 599,450 74,187,932
134,376,932
Oil, Gas & Consumable Fuels 4.3%
BP plc, ADR ......................................... United Kingdom 500,000 11,110,000
Chevron Corp. ....................................... United States 750,000 63,900,000
Exxon Mobil Corp. ..................................... United States 1,250,000 56,050,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 350,000 12,911,500
TOTAL SE, ADR ...................................... France 400,000 16,832,000
160,803,500
Pharmaceuticals 3.5%
AstraZeneca plc, ADR .................................. United Kingdom 550,000 27,830,000
Bristol-Myers Squibb Co. ................................ United States 600,000 36,858,000
Eli Lilly and Co. ....................................... United States 125,000 25,996,250
Johnson & Johnson ................................... United States 250,000 40,782,500
131,466,750
Road & Rail 1.1%
Union Pacific Corp. .................................... United States 205,000 40,481,350
Specialty Retail 0.5%
Home Depot, Inc. (The) ................................. United States 75,000 20,311,500
Total Common Stocks (Cost $1,245,552,691) ....................................
1,448,500,246
Management Investment Companies 2.6%
Capital Markets 2.6%
a,b
Franklin FTSE United Kingdom ETF ....................... United States 1,500,000 33,390,000
b
Franklin Liberty Systematic Style Premia ETF ................ United States 1,175,000 23,276,985
b
Franklin Liberty U.S. Low Volatility ETF ..................... United States 1,000,000 41,080,000
97,746,985
Total Management Investment Companies (Cost $100,268,312) ...................
97,746,985
Equity-Linked Securities 16.1%
Aerospace & Defense 1.5%
c
Societe Generale SA into Raytheon Technologies Corp., 144A, 8%,
6/01/21 ........................................... United States 832,000 54,795,006
Capital Markets 1.7%
c
Credit Suisse AG into Charles Schwab Corp. (The), 144A, 6.5%,
5/18/21 ........................................... United States 1,007,000 47,629,649
c
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 220,000 14,998,427
62,628,076
Communications Equipment 1.3%
c
Royal Bank of Canada into Cisco Systems, Inc., 144A, 7.5%, 8/04/21 United States 1,077,000 48,270,474
Energy Equipment & Services 0.4%
c
Societe Generale SA into Schlumberger Ltd., 144A, 9%, 2/01/21 .. United States 715,000 16,208,469

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
IT Services 0.7%
c
Barclays Bank plc into Fidelity National Information Services, Inc.,
144A, 7.5%, 6/02/21 ................................. United States 222,000 $ 27,763,221
Media 0.9%
c
Merrill Lynch International & Co. CV into Comcast Corp., 144A, 7%,
8/09/21 ........................................... United States 744,000 33,647,242
Multiline Retail 0.8%
c
Societe Generale SA into Target Corp., 144A, 8%, 12/20/21 ...... United States 168,000 29,733,993
Pharmaceuticals 1.4%
c
Credit Suisse AG into Pfizer, Inc., 144A, 8%, 8/27/21 ........... United States 1,493,000 53,776,984
Semiconductors & Semiconductor Equipment 5.2%
c
Barclays Bank plc into Intel Corp., 144A, 8%, 8/16/21 .......... United States 1,054,000 58,745,638
c
BNP Paribas Issuance BV into Texas Instruments, Inc., 144A, 8.5%,
6/01/21 ........................................... United States 715,000 99,785,818
c
Royal Bank of Canada into Analog Devices, Inc., 144A, 8%, 2/01/22 United States 246,000 37,098,790
195,630,246
Software 0.7%
c
Merrill Lynch International & Co. CV into Oracle Corp., 144A, 8%,
11/08/21 .......................................... United States 470,000 28,059,411
Technology Hardware, Storage & Peripherals 0.6%
c
BNP Paribas Issuance BV into Apple, Inc., 144A, 10%, 12/22/21 .. United States 164,000 20,712,572
Trading Companies & Distributors 0.9%
c
JPMorgan Chase Bank NA into Fastenal Co., 144A, 7.5%, 12/03/21 United States 770,000 35,360,953
Total Equity-Linked Securities (Cost $598,127,704) ..............................
606,586,647
Convertible Preferred Stocks 10.6%
Capital Markets 0.3%
KKR & Co., Inc., 6%, C ................................. United States 200,000 11,634,000
Chemicals 0.6%
International Flavors & Fragrances, Inc., 6% ................. United States 500,000 21,005,000
Electric Utilities 4.1%
American Electric Power Co., Inc., 6.125% .................. United States 700,000 33,404,000
NextEra Energy, Inc., 5.279% ............................ United States 1,200,000 64,128,000
Southern Co. (The), 6.75%, 2019 ......................... United States 1,150,000 56,580,000
154,112,000
Health Care Equipment & Supplies 1.8%
Boston Scientific Corp., 5.5%, A .......................... United States 250,000 27,315,000
Danaher Corp., 5%, B .................................. United States 30,000 41,148,000
68,463,000
Health Care Technology 0.5%
Change Healthcare, Inc., 6% ............................. United States 250,000 20,205,000
Multi-Utilities 2.1%
Dominion Energy, Inc., 7.25%, A .......................... United States 450,000 44,415,000
DTE Energy Co., 6.25% ................................ United States 750,000 34,785,000
79,200,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc., 8%, A .................................. United States 32,000 $ 47,000,000
Total Convertible Preferred Stocks (Cost $349,420,426) ..........................
401,619,000
Preferred Stocks 0.2%
Banks 0.2%
JPMorgan Chase & Co., 6%, EE .......................... United States 214,983 5,884,085
Total Preferred Stocks (Cost $5,374,575) .......................................
5,884,085
Principal
Amount
*
Corporate Bonds 24.2%
Automobiles 0.3%
General Motors Co. , Senior Note , 5.4% , 10/02/23 .............
United States 10,000,000 11,191,521
Banks 1.8%
Bank of America Corp. ,
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 15,000,000 16,820,414
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 10,000,000 11,469,122
Barclays plc , Senior Bond , 3.65% , 3/16/25 ..................
United Kingdom 15,000,000 16,469,281
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 ..................
United States 20,000,000 22,963,738
67,722,555
Beverages 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 10,000,000 12,567,990
Capital Markets 0.9%
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.5% , 11/16/26 ..
United States 15,000,000 16,702,982
Morgan Stanley , Sub. Bond , 4.35% , 9/08/26 .................
United States 15,000,000 17,473,370
34,176,352
Chemicals 0.6%
DuPont de Nemours, Inc. , Senior Note , 4.493% , 11/15/25 .......
United States 20,000,000 23,245,196
Communications Equipment 0.4%
c
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 15,000,000 14,896,875
Consumer Finance 1.3%
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ........................... United States 10,000,000 11,409,163
Sub. Bond, 3.75%, 7/28/26 ............................ United States 10,000,000 11,205,312
Ford Motor Credit Co. LLC , Senior Bond , 5.113% , 5/03/29 .......
United States 25,000,000 27,547,188
50,161,663
Diversified Telecommunication Services 0.4%
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.125% , 5/01/27 ................................ United States 15,000,000 15,791,925
Electric Utilities 0.9%
Duke Energy Corp. , Senior Bond , 3.15% , 8/15/27 .............
United States 10,000,000 11,135,653
c
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ........................................... United States 20,000,000 23,020,402
34,156,055

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 .........
United States 15,000,000 $ 16,714,832
Realty Income Corp. , Senior Bond , 3.875% , 7/15/24 ...........
United States 15,000,000 16,653,662
33,368,494
Food & Staples Retailing 0.6%
Walmart, Inc. , Senior Bond , 3.25% , 7/08/29 ..................
United States 20,000,000 22,913,428
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 9,700,000 11,352,088
Health Care Providers & Services 5.4%
Anthem, Inc. , Senior Bond , 3.65% , 12/01/27 .................
United States 10,000,000 11,517,119
Centene Corp. , Senior Note , 4.625% , 12/15/29 ...............
United States 20,000,000 22,200,000
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 11%, 6/30/23 ...................... United States 4,000,000 4,299,200
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 6,000,000 6,315,000
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 20,000,000 20,262,500
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 25,000,000 26,364,375
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 25,000,000 26,900,000
Cigna Corp. ,
Senior Note, 3.75%, 7/15/23 ........................... United States 13,292,000 14,342,431
Senior Note, 3.4%, 3/01/27 ............................ United States 15,000,000 16,900,006
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 15,000,000 16,871,196
Senior Bond, 5.05%, 3/25/48 ........................... United States 15,000,000 19,670,375
Tenet Healthcare Corp. , Senior Secured Note , 4.625% , 7/15/24 ...
United States 17,000,000 17,319,600
202,961,802
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 10,000,000 10,504,084
c
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 10,000,000 10,637,500
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 10,000,000 10,315,200
31,456,784
Household Products 0.2%
Clorox Co. (The) , Senior Bond , 3.1% , 10/01/27 ...............
United States 5,000,000 5,642,005
Insurance 0.5%
c
Liberty Mutual Group, Inc. , Senior Note , 144A, 4.95% , 5/01/22 ... United States 7,100,000 7,493,245
Prudential Financial, Inc. , Junior Sub. Bond , 3.7% to 10/01/30, FRN
thereafter , 10/01/50 .................................. United States 10,000,000 10,487,500
17,980,745
IT Services 0.6%
Fiserv, Inc. , Senior Bond , 4.2% , 10/01/28 ...................
United States 20,000,000 23,626,596
Machinery 0.2%
CNH Industrial NV , Senior Bond , 3.85% , 11/15/27 .............
United Kingdom 7,500,000 8,609,809
Media 0.3%
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 ..............
United States 12,000,000 12,492,000

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.6%
c
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 United States 10,000,000 $ 11,771,300
Freeport-McMoRan, Inc. , Senior Bond , 5.25% , 9/01/29 .........
United States 10,000,000 11,166,900
22,938,200
Multiline Retail 0.3%
Dollar General Corp. , Senior Bond , 3.875% , 4/15/27 ...........
United States 10,000,000 11,542,947
Oil, Gas & Consumable Fuels 0.7%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 15,000,000 14,887,350
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ......
United States 10,000,000 10,918,750
25,806,100
Pharmaceuticals 1.9%
c
Bausch Health Cos., Inc. ,
Senior Note, 144A, 5%, 2/15/29 ........................ United States 10,000,000 10,255,300
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 10,000,000 10,307,000
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 15,000,000 17,144,124
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 10,000,000 11,445,681
Mylan, Inc. , Senior Note , 4.55% , 4/15/28 ....................
United States 19,000,000 22,537,366
71,689,471
Road & Rail 0.6%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4.125% , 8/15/25 ...... United Kingdom 21,000,000 21,656,250
Semiconductors & Semiconductor Equipment 0.6%
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23
United States 15,000,000 16,196,877
Xilinx, Inc. , Senior Note , 2.95% , 6/01/24 ....................
United States 6,000,000 6,441,433
22,638,310
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc. , Senior Bond , 2.375% , 11/01/26 ..................
United States 20,000,000 21,711,601
Tobacco 0.9%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 15,000,000 16,679,403
Reynolds American, Inc. , Senior Bond , 4.45% , 6/12/25 .........
United Kingdom 15,000,000 16,984,884
33,664,287
Wireless Telecommunication Services 1.3%
Sprint Corp. , Senior Note , 7.625% , 2/15/25 ..................
United States 10,000,000 11,962,500
c
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
9/20/29 ........................................... United States 7,500,000 8,163,938
c
T-Mobile USA, Inc. , Senior Secured Bond , 144A, 3.875% , 4/15/30 . United States 25,000,000 28,260,500
48,386,938
Total Corporate Bonds (Cost $813,815,610) .....................................
914,347,987
U.S. Government and Agency Securities 2.8%
U.S. Treasury Notes ,
2.75%, 9/15/21 ..................................... United States 50,000,000 50,831,254
2.875%, 10/31/23 .................................... United States 50,000,000 53,725,586
Total U.S. Government and Agency Securities (Cost $99,911,213) .................
104,556,840

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 117 .
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities 0.6%
Airlines 0.6%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 9,758,250 $ 10,926,281
2020-1, B, 4.875%, 7/15/27 ............................ United States 12,000,000 12,360,672
23,286,953
a a a a a a
Total Asset-Backed Securities (Cost $21,758,250) ...............................
23,286,953
Mortgage-Backed Securities 2.0%
Federal National Mortgage Association (FNMA) Fixed Rate 0.3%
FNMA, 30 Year, 3%, 8/01/50 ............................. United States 7,107,631 7,485,025
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 2,278,145 2,506,059
9,991,084
Government National Mortgage Association (GNMA) Fixed Rate 1.7%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ................. United States 30,780,591 32,368,491
GNMA II, Single-family, 30 Year, 3%, 1/20/51 ................. United States 31,440,608 33,479,516
65,848,007
Total Mortgage-Backed Securities (Cost $76,112,600) ............................
75,839,091
Total Long Term Investments (Cost $3,310,341,381) .............................
3,678,367,834
a
Short Term Investments 3.2%
a a
Country Shares
a
Value
a
Money Market Funds 3.2%
b,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 118,711,954 118,711,954
Total Money Market Funds (Cost $118,711,954) .................................
118,711,954
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
a a a a a
Money Market Funds 0.0%
†
b,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 648,000 648,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
e
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 0.04%,
2/01/21 (Maturity Value $162,804)
Collateralized by U.S. Treasury Notes, 2% - 2.5%, 8/31/21 -
1/31/24 (valued at $166,059) ........................... 162,803 162,803
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $810,803) .............................................................
810,803
Total Short Term Investments (Cost $119,522,757 ) ...............................
119,522,757
a
Total Investments (Cost $3,429,864,138) 100.7% ................................
$3,797,890,591
Other Assets, less Liabilities (0.7)% ...........................................
(26,706,306)
Net Assets 100.0% ...........................................................
$3,771,184,285

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at January 31, 2021.
b
See Note 9 regarding investments in affiliated management investment companies.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $895,328,631, representing 23.7% of net assets.
d
The rate shown is the annualized seven-day effective yield at period end.
e
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2021, all repurchase agreements had been entered into on January 29, 2021.

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited), January 31, 2021
Franklin Total Return Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Aerospace & Defense 0.0%
a,b,c
Remington Outdoor Co., Inc. ............................. United States 52,019 $ —
Energy Equipment & Services 0.0%
†
b
Weatherford International plc ............................. United States 34,108 231,934
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 37,368 84,078
Machinery 0.0%
†
b
UTEX Industries, Inc. .................................. United States 3,098 105,332
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 28,762,824 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 2,862,311 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Riviera Resources, Inc. ................................. United States 12,605 3,256
Paper & Forest Products 0.0%
†
a,b,c
Appvion Operations, Inc. ................................ United States 13,033 218,566
Verso Corp., A ........................................ United States 6,954 79,971
298,537
Road & Rail 0.0%
†
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 100,554 2,003
Specialty Retail 0.0%
†
b
Party City Holdings, Inc. ................................ United States 112,955 812,149
Total Common Stocks (Cost $2,119,580) .......................................
1,537,289
Management Investment Companies 12.7%
Capital Markets 12.7%
d
Franklin Floating Rate Income Fund ....................... United States 1,549,310 11,805,744
d
Franklin Liberty High Yield Corporate ETF ................... United States 5,830,000 153,270,700
d
Franklin Liberty Investment Grade Corporate ETF ............. United States 18,335,000 488,008,027
d
Franklin Liberty Senior Loan ETF ......................... United States 914,900 22,744,414
675,828,885
Total Management Investment Companies (Cost $648,335,900) ...................
675,828,885
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 6.572% ............................ United States 93,000 2,610,510
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 88,500 228,330
b
Total Preferred Stocks (Cost $2,444,431) .......................................
2,838,840
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 94 168
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 2,551 33
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 3,189 17
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 4,100 7

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Oil, Gas & Consumable Fuels (continued)
57
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 732 $ 878
Total Warrants (Cost $—) .....................................................
1,103
Principal
Amount
*
Corporate Bonds 26.1%
Aerospace & Defense 0.3%
e
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ........... Canada 7,800,000 7,312,500
Lockheed Martin Corp. ,
Senior Bond, 3.55%, 1/15/26 ........................... United States 3,300,000 3,732,549
Senior Bond, 4.07%, 12/15/42 .......................... United States 1,700,000 2,126,655
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........
United States 3,500,000 5,007,351
18,179,055
Air Freight & Logistics 0.7%
FedEx Corp. ,
Senior Bond, 4.05%, 2/15/48 ........................... United States 2,000,000 2,276,478
Senior Note, 3.8%, 5/15/25 ............................ United States 19,900,000 22,352,621
United Parcel Service, Inc. , Senior Bond , 5.3% , 4/01/50 ........
United States 10,000,000 14,509,888
39,138,987
Airlines 0.4%
Delta Air Lines, Inc. , Senior Note , 2.9% , 10/28/24 .............
United States 7,800,000 7,668,882
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,500,000 11,224,242
United Airlines Holdings, Inc. , Senior Note , 5% , 2/01/24 .........
United States 4,000,000 3,953,700
22,846,824
Auto Components 0.1%
e
Adient US LLC , Senior Secured Note , 144A, 7% , 5/15/26 ....... United States 3,000,000 3,269,700
e
Allison Transmission, Inc. , Senior Bond , 144A, 5.875% , 6/01/29 .. United States 2,500,000 2,759,088
6,028,788
Banks 2.6%
e
Akbank T.A.S. , Senior Bond , 144A, 5.125% , 3/31/25 ........... Turkey 5,600,000 5,724,790
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 3,600,000 3,628,508
Bank of America Corp. ,
Senior Bond, 2.592% to 4/29/30, FRN thereafter, 4/29/31 ..... United States 6,700,000 7,035,310
Sub. Bond, 6.11%, 1/29/37 ............................ United States 2,800,000 3,963,779
e
BDO Unibank , Inc. , Senior Note , Reg S, 2.95% , 3/06/23 ........ Philippines 1,600,000 1,665,920
e
BNP Paribas SA , Senior Note , 144A, 2.219% to 6/09/25, FRN
thereafter , 6/09/26 ................................... France 5,900,000 6,172,119
Capital One Bank USA NA , Sub. Bond , 3.375% , 2/15/23 ........
United States 4,000,000 4,225,931
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 10,500,000 10,948,474
Senior Bond, 4.65%, 7/23/48 ........................... United States 3,700,000 4,893,598
f
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 3,800,000 4,189,500
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 10,600,000 11,212,653
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 3,800,000 3,866,697

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
HSBC Holdings plc, (continued)
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 12,400,000 $ 12,657,424
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/24/30, FRN thereafter, 3/24/31 ..... United States 32,100,000 38,654,356
Sub. Bond, 4.95%, 6/01/45 ............................ United States 1,600,000 2,188,387
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 2,500,000 2,749,264
SVB Financial Group ,
Senior Bond, 3.5%, 1/29/25 ............................ United States 6,000,000 6,522,344
Senior Bond, 3.125%, 6/05/30 .......................... United States 3,600,000 4,004,416
Toronto-Dominion Bank (The) , Senior Note , 3.25% , 3/11/24 ......
Canada 1,900,000 2,063,583
136,367,053
Beverages 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.7%, 2/01/36 ............................ Belgium 1,800,000 2,225,715
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 3,400,000 4,273,117
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 18,400,000 21,010,379
27,509,211
Biotechnology 0.7%
AbbVie, Inc. ,
Senior Bond, 4.25%, 11/14/28 .......................... United States 1,800,000 2,133,051
Senior Bond, 4.7%, 5/14/45 ............................ United States 3,200,000 4,037,855
Senior Note, 3.8%, 3/15/25 ............................ United States 1,900,000 2,112,411
Senior Note, 3.2%, 11/21/29 ........................... United States 18,000,000 19,929,807
Amgen, Inc. , Senior Note , 2.2% , 2/21/27 ....................
United States 5,600,000 5,936,129
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30 ..
United States 1,400,000 1,365,434
35,514,687
Capital Markets 0.5%
Credit Suisse Group AG , Senior Bond , 4.875% , 5/15/45 ........
Switzerland 3,100,000 4,179,338
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.75%, 2/25/26 ........................... United States 6,300,000 7,106,802
Senior Bond, 2.6%, 2/07/30 ............................ United States 10,000,000 10,584,408
Senior Bond, 6.25%, 2/01/41 ........................... United States 2,800,000 4,254,326
Morgan Stanley , Senior Note , 2.188% to 4/28/25, FRN thereafter ,
4/28/26 ........................................... United States 2,200,000 2,312,247
28,437,121
Chemicals 0.3%
e
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 11,800,000 12,009,332
Westlake Chemical Corp. , Senior Bond , 3.375% , 6/15/30 .......
United States 3,500,000 3,830,762
e
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,700,000 1,826,466
17,666,560
Commercial Services & Supplies 0.1%
e
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 2,500,000 2,595,313
Communications Equipment 0.1%
e
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 3,000,000 2,979,375

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Consumer Finance 0.5%
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ........................... United States 2,000,000 $ 2,281,832
Senior Bond, 3.8%, 1/31/28 ............................ United States 3,700,000 4,220,112
Senior Note, 3.65%, 5/11/27 ........................... United States 12,900,000 14,638,399
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ........
United States 3,000,000 3,307,500
24,447,843
Containers & Packaging 0.7%
Amcor Finance USA, Inc. , Senior Note , 3.625% , 4/28/26 ........
United States 11,800,000 13,326,020
Bemis Co., Inc. , Senior Bond , 2.63% , 6/19/30 ................
United States 2,800,000 2,976,385
e
CCL Industries, Inc. , Senior Bond , 144A, 3.05% , 6/01/30 ........ Canada 6,600,000 7,109,223
e
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 3,000,000 2,972,250
e
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 3,000,000 3,073,125
e
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 2,300,000 2,316,560
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 4,700,000 5,127,889
36,901,452
Diversified Financial Services 0.2%
e
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 10,500,000 10,455,150
Shell International Finance BV , Senior Bond , 4.55% , 8/12/43 .....
Netherlands 1,700,000 2,164,494
12,619,644
Diversified Telecommunication Services 0.7%
e
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 3,000,000 3,127,500
AT&T, Inc. ,
Senior Bond, 3.4%, 5/15/25 ............................ United States 1,900,000 2,099,561
Senior Bond, 4.3%, 2/15/30 ............................ United States 18,000,000 21,133,351
Senior Note, 2.3%, 6/01/27 ............................ United States 3,600,000 3,803,709
Bell Canada, Inc. , Senior Bond , 4.464% , 4/01/48 ..............
Canada 3,600,000 4,567,693
e
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5% , 2/01/28 ................................... United States 1,500,000 1,577,250
Orange SA , Senior Bond , 8.75% , 3/01/31 ...................
France 1,300,000 2,128,590
38,437,654
Electric Utilities 1.8%
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 .......
United States 700,000 1,062,721
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ........................... United States 15,400,000 17,148,906
Senior Bond, 3.75%, 9/01/46 ........................... United States 2,000,000 2,208,691
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 1,300,000 1,972,899
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 16,900,000 19,784,723
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 9,000,000 10,983,723
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ........................... United States 9,850,000 10,961,379
Senior Bond, 4.4%, 7/01/46 ............................ United States 2,000,000 2,418,066
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 13,900,000 15,829,473

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
e
State Grid Overseas Investment 2016 Ltd. , Senior Bond , 144A,
3.5% , 5/04/27 ...................................... China 10,700,000 $ 12,018,354
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 520,000 776,555
95,165,490
Electronic Equipment, Instruments & Components 0.4%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 3,000,000 3,021,960
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 14,200,000 16,820,712
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ...............
United States 3,000,000 3,148,314
22,990,986
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond, 4.486%, 5/01/30 .......................... United States 800,000 951,463
Senior Bond, 4.08%, 12/15/47 .......................... United States 1,200,000 1,338,878
g
Valaris plc , Senior Bond , 5.75% , 10/01/44 ................... Saudi Arabia 700,000 48,562
e
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 1,032,000 887,520
3,226,423
Entertainment 0.5%
e
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 500,000 505,417
e
Netflix, Inc. ,
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,000,000 3,753,750
Senior Bond, 144A, 4.875%, 6/15/30 ..................... United States 12,800,000 15,576,000
Walt Disney Co. (The) ,
Senior Note, 2.2%, 1/13/28 ............................ United States 6,400,000 6,770,580
Senior Note, 2%, 9/01/29 ............................. United States 2,000,000 2,054,970
28,660,717
Equity Real Estate Investment Trusts (REITs) 0.4%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 5,900,000 6,270,669
Equinix , Inc. , Senior Bond , 3.2% , 11/18/29 ..................
United States 3,500,000 3,791,103
National Retail Properties, Inc. , Senior Bond , 4.3% , 10/15/28 .....
United States 9,700,000 11,166,974
21,228,746
Food & Staples Retailing 0.2%
e
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 9,700,000 10,910,743
Food Products 0.3%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ...............
United States 3,000,000 3,160,320
Kraft Heinz Foods Co. , Senior Note , 3% , 6/01/26 ..............
United States 3,100,000 3,280,786
e
Post Holdings, Inc. , Senior Bond , 144A, 4.625% , 4/15/30 ....... United States 3,000,000 3,113,160
Unilever Capital Corp. , Senior Note , 2.6% , 5/05/24 ............
United Kingdom 4,500,000 4,804,871
14,359,137
Health Care Equipment & Supplies 0.0%
†
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 1,700,000 1,989,541
Health Care Providers & Services 1.9%
Anthem, Inc. ,
Senior Bond, 4.101%, 3/01/28 .......................... United States 1,800,000 2,106,024
Senior Bond, 2.25%, 5/15/30 ........................... United States 14,500,000 14,951,344
Senior Bond, 4.65%, 1/15/43 ........................... United States 3,100,000 3,966,638

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Centene Corp. , Senior Note , 4.25% , 12/15/27 ................
United States 2,000,000 $ 2,120,400
e
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 800,000 841,000
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 600,000 638,250
Cigna Corp. ,
Senior Bond, 2.4%, 3/15/30 ............................ United States 10,000,000 10,433,601
Senior Note, 4.125%, 11/15/25 ......................... United States 5,900,000 6,770,088
Senior Note, 4.375%, 10/15/28 ......................... United States 5,000,000 5,948,265
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 11,618,000 13,656,303
Senior Bond, 4.78%, 3/25/38 ........................... United States 3,200,000 3,963,249
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% , 11/01/49
United States 11,270,000 12,646,947
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 2,810,000 3,204,928
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 8,875,000 9,661,190
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 11,200,000 12,160,738
103,068,965
Hotels, Restaurants & Leisure 0.5%
e
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Note , 144A,
5.25% , 10/15/25 ..................................... United States 3,500,000 3,487,470
e
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 2,100,000 2,114,978
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 8,500,000 8,928,471
e
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,300,000 5,253,651
e
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 3,700,000 3,741,625
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.25% , 5/15/27 ................................. United States 3,000,000 3,049,440
e
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 1,500,000 1,545,488
28,121,123
Household Durables 0.5%
e
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 6.75% , 8/01/25 ................................. United States 3,000,000 3,138,435
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 .........
United States 19,400,000 21,739,180
24,877,615
Independent Power and Renewable Electricity Producers 0.3%
e
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 2,500,000 2,591,038
e
Colbun SA , Senior Bond , 144A, 3.15% , 3/06/30 ............... Chile 4,400,000 4,730,542
e
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 3,300,000 3,196,875
e
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 3,000,000 3,177,570
13,696,025

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Insurance 1.7%
Aflac, Inc. , Senior Bond , 3.6% , 4/01/30 .....................
United States 6,000,000 $ 6,915,378
Athene Holding Ltd. , Senior Bond , 3.5% , 1/15/31 ..............
United States 15,300,000 16,111,597
e
Liberty Mutual Group, Inc. , Senior Bond , 144A, 4.569% , 2/01/29 .. United States 12,000,000 14,501,811
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ....
United States 4,900,000 5,886,037
e
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ..................................... United States 17,700,000 19,658,848
Prudential plc , Senior Bond , 3.125% , 4/14/30 ................
United Kingdom 18,000,000 20,066,276
Willis North America, Inc. , Senior Bond , 2.95% , 9/15/29 .........
United States 4,600,000 4,972,646
88,112,593
Interactive Media & Services 0.3%
e
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 15,000,000 15,179,012
Internet & Direct Marketing Retail 0.4%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .......
China 18,400,000 20,445,728
IT Services 0.5%
Fiserv, Inc. ,
Senior Bond, 3.85%, 6/01/25 ........................... United States 9,300,000 10,409,019
Senior Bond, 3.5%, 7/01/29 ............................ United States 1,800,000 2,031,610
Senior Bond, 2.65%, 6/01/30 ........................... United States 8,600,000 9,143,702
e
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 3,000,000 3,343,125
24,927,456
Machinery 0.5%
Caterpillar, Inc. ,
Senior Bond, 2.6%, 4/09/30 ............................ United States 17,800,000 19,322,078
Senior Bond, 3.25%, 4/09/50 ........................... United States 2,000,000 2,269,546
Westinghouse Air Brake Technologies Corp. , Senior Note , 3.2% ,
6/15/25 ........................................... United States 2,300,000 2,472,101
24,063,725
Media 1.1%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 18,200,000 18,796,793
Senior Secured Note, 4.464%, 7/23/22 ................... United States 1,900,000 1,996,637
Comcast Corp. ,
Senior Bond, 4.25%, 1/15/33 ........................... United States 10,000,000 12,256,859
Senior Bond, 4.2%, 8/15/34 ............................ United States 1,700,000 2,064,705
Senior Bond, 4.049%, 11/01/52 ......................... United States 2,000,000 2,447,753
e
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 3,200,000 2,588,000
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ..............
United States 2,500,000 2,594,338
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 3,000,000 4,007,541
Senior Note, 4.03%, 1/25/24 ........................... United States 1,900,000 2,091,882
e
Nexstar Broadcasting, Inc. , Senior Note , 144A, 5.625% , 7/15/27 .. United States 2,000,000 2,126,050
Time Warner Entertainment Co. LP , Senior Secured Bond , 8.375% ,
3/15/23 ........................................... United States 1,700,000 1,979,120
e
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 3,000,000 3,021,900
55,971,578

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.1%
e
Novelis Corp. , Senior Bond , 144A, 4.75% , 1/30/30 ............ United States 2,500,000 $ 2,629,688
Multiline Retail 0.3%
Dollar Tree, Inc. ,
Senior Bond, 4.2%, 5/15/28 ............................ United States 11,700,000 13,742,983
Senior Note, 3.7%, 5/15/23 ............................ United States 1,900,000 2,031,818
a,e,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 2,383,764 —
a,e,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 771,178 3,856
Target Corp. , Senior Bond , 3.375% , 4/15/29 .................
United States 1,800,000 2,070,588
17,849,245
Multi-Utilities 0.4%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 ..
United States 2,700,000 3,888,578
Dominion Energy, Inc. ,
Senior Note, 4.25%, 6/01/28 ........................... United States 10,000,000 11,917,272
C, Senior Note, 3.375%, 4/01/30 ........................ United States 4,351,000 4,865,123
20,670,973
Oil, Gas & Consumable Fuels 2.2%
e
Aker BP ASA ,
Senior Bond, 144A, 4%, 1/15/31 ........................ Norway 10,400,000 11,193,379
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 3,400,000 3,504,413
BP Capital Markets America, Inc. , Senior Bond , 3.937% , 9/21/28 ..
United States 3,400,000 3,950,058
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27 ..
Canada 10,000,000 11,269,786
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 7%, 6/30/24 ....................... United States 4,500,000 5,240,728
Senior Secured Note, 5.875%, 3/31/25 ................... United States 1,600,000 1,855,270
e
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 1,700,000 1,780,750
Chevron Corp. ,
Senior Bond, 2.355%, 12/05/22 ......................... United States 4,500,000 4,651,856
Senior Note, 2.895%, 3/03/24 .......................... United States 1,900,000 2,030,809
e
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 4,000,000 3,860,840
Enable Midstream Partners LP ,
Senior Bond, 5.25%, 5/15/44 ........................... United States 1,200,000 1,162,423
Senior Note, 4.15%, 5/15/24 ........................... United States 3,600,000 3,728,344
Energy Transfer Operating LP ,
Senior Bond, 4.75%, 1/15/26 ........................... United States 4,500,000 5,076,075
Senior Bond, 5.15%, 2/01/43 ........................... United States 6,000,000 6,183,206
EnLink Midstream LLC , Senior Bond , 5.375% , 6/01/29 .........
United States 400,000 382,750
Enterprise Products Operating LLC , Senior Bond , 3.125% , 7/31/29
United States 2,000,000 2,193,688
EOG Resources, Inc. , Senior Bond , 4.375% , 4/15/30 ...........
United States 1,100,000 1,309,913
Exxon Mobil Corp. ,
Senior Bond, 2.61%, 10/15/30 .......................... United States 6,100,000 6,514,902
Senior Bond, 3.452%, 4/15/51 .......................... United States 2,000,000 2,179,297
e
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 3,800,000 4,114,610
e
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 151,936 158,583
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 689,984 693,434

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
MPLX LP ,
Senior Bond, 4%, 2/15/25 ............................. United States 4,600,000 $ 5,082,006
Senior Bond, 4.7%, 4/15/48 ............................ United States 2,000,000 2,250,398
Senior Note, 4.875%, 6/01/25 .......................... United States 4,500,000 5,168,376
Occidental Petroleum Corp. , Senior Bond , 6.125% , 1/01/31 ......
United States 1,800,000 1,961,460
e
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 900,000 944,437
Sunoco Logistics Partners Operations LP , Senior Bond , 4.25% ,
4/01/24 ........................................... United States 3,000,000 3,256,714
e
Sunoco LP / Sunoco Finance Corp. , Senior Note , 144A, 4.5% ,
5/15/29 ........................................... United States 1,400,000 1,433,572
Total Capital International SA , Senior Bond , 3.455% , 2/19/29 .....
France 1,800,000 2,041,234
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ......
Canada 3,400,000 3,976,536
e
Tullow Oil plc , Senior Note , 144A, 7% , 3/01/25 ............... Ghana 600,000 395,010
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 3,600,000 4,097,691
Senior Bond, 3.5%, 11/15/30 ........................... United States 3,200,000 3,535,352
117,177,900
Personal Products 0.2%
Avon Products, Inc. , Senior Bond , 6.75% , 3/15/23 .............
United Kingdom 8,800,000 9,432,500
Pharmaceuticals 0.2%
Bristol-Myers Squibb Co. , Senior Note , 3.9% , 2/20/28 ..........
United States 1,700,000 1,995,162
e
Royalty Pharma plc , Senior Note , 144A, 1.75% , 9/02/27 ........ United States 3,400,000 3,473,472
Takeda Pharmaceutical Co. Ltd. , Senior Note , 2.05% , 3/31/30 ....
Japan 6,400,000 6,475,252
11,943,886
Real Estate Management & Development 0.0%
†
e
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 600,000 634,434
Road & Rail 0.5%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 1,600,000 2,195,797
Senior Bond, 4.15%, 4/01/45 ........................... United States 5,100,000 6,349,066
Senior Bond, 3.9%, 8/01/46 ............................ United States 5,000,000 6,091,361
e
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 7,500,000 11,021,100
a,h
Onsite Rental Group Operations Pty. Ltd. , Secured Note , PIK, 6.1% ,
10/26/23 .......................................... Australia 183,113 168,124
25,825,448
Semiconductors & Semiconductor Equipment 0.8%
Intel Corp. ,
Senior Bond, 3.9%, 3/25/30 ............................ United States 3,100,000 3,678,800
Senior Note, 3.75%, 3/25/27 ........................... United States 1,800,000 2,079,106
Maxim Integrated Products, Inc. , Senior Note , 3.375% , 3/15/23 ...
United States 22,000,000 23,151,993
e
SK Hynix, Inc. , Senior Bond , 144A, 2.375% , 1/19/31 ........... South Korea 14,800,000 14,920,129
43,830,028
Software 0.1%
i
Anagram, Inc. , FRN , 10% , 8/15/26 ........................ United States 600,015 606,015
Microsoft Corp. , Senior Bond , 3.3% , 2/06/27 .................
United States 5,000,000 5,683,365
6,289,380

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 2,400,000 $ 2,891,787
Murphy Oil USA, Inc. , Senior Bond , 4.75% , 9/15/29 ............
United States 2,700,000 2,895,926
e,i
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.318% ,
7/15/25 ........................................... United States 1,110,015 1,054,514
6,842,227
Thrifts & Mortgage Finance 0.1%
e
BPCE SA , Sub. Bond , 144A, 4.5% , 3/15/25 .................. France 4,500,000 5,053,632
Tobacco 0.5%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 15,100,000 16,606,717
Reynolds American, Inc. ,
Senior Bond, 5.7%, 8/15/35 ............................ United Kingdom 9,300,000 11,660,780
Senior Bond, 5.85%, 8/15/45 ........................... United Kingdom 300,000 379,827
28,647,324
Trading Companies & Distributors 0.2%
e
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 400,000 297,250
Aircastle Ltd. , Senior Note , 4.25% , 6/15/26 ..................
United States 2,800,000 3,007,875
e
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 3,100,000 3,143,446
e
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 1,100,000 1,198,362
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 1,900,000 2,137,063
9,783,996
Wireless Telecommunication Services 0.6%
e
T-Mobile USA, Inc. ,
Senior Secured Bond, 144A, 3.875%, 4/15/30 .............. United States 18,000,000 20,347,560
Senior Secured Bond, 144A, 4.375%, 4/15/40 .............. United States 3,400,000 3,984,902
Senior Secured Bond, 144A, 3.3%, 2/15/51 ................ United States 5,700,000 5,595,491
Senior Secured Note, 144A, 3.5%, 4/15/25 ................ United States 1,900,000 2,084,671
32,012,624
Total Corporate Bonds (Cost $1,300,752,183) ...................................
1,385,288,455
i
Senior Floating Rate Interests 2.9%
Aerospace & Defense 0.1%
h
Alloy FinCo Ltd., Facility Term Loan , B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ............................... United Kingdom 154,715 77,661
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 3,952,418 3,808,155
B2, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 2,124,956 2,047,395
5,933,211
a a a a a a
Airlines 0.1%
Allegiant Travel Co., Replacement Term Loan , 3.214% , ( 3-month
USD LIBOR + 3% ), 2/05/24 ............................ United States 2,070,479 2,028,552
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 518,715 544,749
JetBlue Airways Corp., Term Loan , 6.25% , ( 3-month USD LIBOR +
5.25% ), 6/17/24 ..................................... United States 161,745 167,845
Kestrel Bidco , Inc., Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 835,094 806,179
3,547,325
a a a a a a

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Auto Components 0.1%
Adient US LLC, Initial Term Loan , 4.394% , ( 3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25% ), 5/06/24 ............. United States 4,043,450 $ 4,056,085
Highline Aftermarket Acquisition LLC, First Lien, Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.5% ), 11/09/27 .................. United States 228,432 228,717
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan ,
3.621% , ( 1-month USD LIBOR + 3.5% ), 4/30/26 ............. Canada 952,632 954,418
TRICO Group LLC, First Lien, Term Loan , B3 , 8.5% , ( 3-month USD
LIBOR + 7.5% ), 2/02/24 ............................... United States 796,447 812,874
j
Truck Hero, Inc., Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
3.75% ), 1/31/28 ..................................... United States 261,731 262,680
6,314,774
a a a a a a
Automobiles 0.1%
Thor Industries, Inc., Initial USD Term Loan , 3.938% , ( 1-month USD
LIBOR + 3.75% ), 2/01/26 .............................. United States 2,811,382 2,818,411
Biotechnology 0.0%
†
Grifols Worldwide Operations Ltd., Dollar Term Loan , B , 2.092% , ( 1-
week USD LIBOR + 2% ), 11/15/27 ....................... Ireland 727,665 727,261
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan , 2.188% , ( 1-month USD LIBOR + 2% ), 5/22/26 ..... United States 1,079,283 1,080,097
1,807,358
a a a a a a
Capital Markets 0.1%
j
Citadel Securities LP, Term Loan , B , 2.615% , ( 1-month USD LIBOR
+ 2.5% ), 2/29/28 .................................... United States 1,180,000 1,176,065
j
Jane Street Group LLC, Term Loan , 2.875% , ( 1-month USD LIBOR +
2.75% ), 1/31/28 ..................................... United States 627,827 626,820
Vertical Midco GmbH, USD Term Loan , 4.567% , ( 6-month USD
LIBOR + 4.25% ), 6/30/27 .............................. Germany 755,909 763,993
2,566,878
a a a a a a
Chemicals 0.0%
†
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan , 3.621% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 971,239 972,657
Illuminate Buyer LLC, Term Loan , 4.121% , ( 1-month USD LIBOR +
4% ), 6/30/27 ....................................... United States 265,472 266,717
j
INEOS 226 Ltd., USD Term Loan , B , 3.25% , ( 1-month USD LIBOR +
2.75% ), 1/21/26 ..................................... United Kingdom 410,392 412,530
j
NIC Acquisition Corp., Term Loan , 4.5% , ( 3-month USD LIBOR +
3.75% ), 12/29/27 .................................... United States 291,278 292,736
1,944,640
a a a a a a
Commercial Services & Supplies 0.1%
CCI Buyer, Inc., Term Loan , 4.75% , ( 3-month USD LIBOR + 4% ),
12/17/27 .......................................... United States 117,467 118,436
Legalzoom.com, Inc., First Lien, 2018 Term Loan , 4.621% , ( 1-month
USD LIBOR + 4.5% ), 11/21/24 .......................... United States 2,612,139 2,617,050
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan , B1 , 4.25% , ( 1-month USD LIBOR + 3.25% ), 9/23/26 United States 2,005,126 2,007,993
Staples, Inc., 2019 Refinancing New Term Loan , B1 , 5.214% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 850,830 835,408
5,578,887
a a a a a a
Communications Equipment 0.0%
†
CommScope , Inc., Initial Term Loan , 3.371% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 1,645,833 1,646,475

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Containers & Packaging 0.0%
†
BWay Holding Co., Initial Term Loan , 3.381% , ( 1-month USD LIBOR
+ 3.25% ), 4/03/24 ................................... United States 1,697,170 $ 1,669,591
Diversified Consumer Services 0.1%
j
KUEHG Corp., Term Loan , B-3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 5,960,000 5,788,650
j
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan , 3.371% , ( 1-month USD LIBOR
+ 3.25% ), 12/31/25 .................................. United States 750,000 746,666
6,535,316
a a a a a a
Diversified Financial Services 0.1%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan , 2.754% ,
( 3-month USD LIBOR + 2.5% ), 2/01/27 ................... United States 3,308,271 3,303,358
Jefferies Finance LLC, 2020 Term Loan , 3.938% , ( 1-month USD
LIBOR + 3.75% ), 9/30/27 .............................. United States 279,814 280,864
Verscend Holding Corp., Term Loan , B , 4.621% , ( 1-month USD
LIBOR + 4.5% ), 8/27/25 ............................... United States 694,424 696,160
4,280,382
a a a a a a
Diversified Telecommunication Services 0.1%
Global Tel Link, First Lien, Term Loan , 4.371% , ( 1-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 1,039,375 958,823
Zayo Group Holdings, Inc., Initial Dollar Term Loan , 3.121% ,
( 1-month USD LIBOR + 3% ), 3/09/27 ..................... United States 2,219,830 2,210,118
3,168,941
a a a a a a
Electric Utilities 0.0%
†
Astoria Energy LLC, Advance (2020) Term Loan , B , 4.5% , ( 6-month
USD LIBOR + 3.5% ), 12/10/27 .......................... United States 125,626 125,921
Entertainment 0.2%
Banijay Entertainment SAS, Facility USD Term Loan , B , 3.881% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .................. France 1,686,822 1,676,811
Diamond Sports Group LLC, Term Loan , 3.38% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 4,826,687 4,146,944
Lions Gate Capital Holdings LLC, Term Loan , A , 1.871% , ( 1-month
USD LIBOR + 1.75% ), 3/22/23 .......................... United States 749,396 745,649
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan , B-1 , 2.88% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 6,503,144 6,089,576
12,658,980
a a a a a a
Food & Staples Retailing 0.0%
†
GNC Holdings, Inc., Second Lien, Term Loan , 6.234% , ( 3-month
USD LIBOR + 6% ), 10/30/26 ........................... United States 430,235 322,677
Food Products 0.0%
†
h
CSM Bakery Solutions Ltd., Second Lien, Term Loan , 8.75% , PIK,
( 3-month USD LIBOR + 7.75% ), 7/05/21 .................. United States 141,102 138,573
JBS USA Lux SA, New Term Loan , 2.121% , ( 1-month USD LIBOR +
2% ), 5/01/26 ....................................... Luxembourg 941,750 942,292
1,080,865
a a a a a a
Health Care Providers & Services 0.1%
ADMI Corp., Amendment No. 3 Incremental Term Loan , 4.75% ,
( 1-month USD LIBOR + 4% ), 12/23/27 .................... United States 294,903 297,852

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Health Care Providers & Services (continued)
BrightSpring Health Services, Term Loan , 4.25% , ( 1-month USD
LIBOR + 3.75% ), 3/05/26 .............................. United States 50,000 $ 50,344
CNT Holdings I Corp., First Lien, Term Loan Facility , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 11/08/27 ......................... United States 107,842 108,593
j
eResearchTechnology , Inc., First Lien, Initial Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 420,710 423,165
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.418%, (1-month USD LIBOR + 4.25%; 3-month USD LIBOR +
4.25%), 3/09/26 ..................................... United States 397,888 398,882
C, 4.51%, (1-month USD LIBOR + 4.25%), 3/09/26 .......... United States 18,208 18,254
j,k
National Mentor Holdings, Inc., Incremental Term Loan ,
B, TBD, 3/09/26 ..................................... United States 79,561 79,760
C, TBD, 3/09/26 ..................................... United States 3,071 3,078
Navicure , Inc., First Lien, Initial Term Loan , 4.121% , ( 1-month USD
LIBOR + 4% ), 10/22/26 ............................... United States 992,500 993,741
Pathway Vet Alliance LLC, First Lien, Initial Term Loan , 4.121% ,
( 1-month USD LIBOR + 4% ), 3/31/27 ..................... United States 1,707,166 1,710,376
Phoenix Guarantor, Inc., First Lien, Term Loan , B1 , 3.38% , ( 1-month
USD LIBOR + 3.25% ), 3/05/26 .......................... United States 1,653,860 1,652,140
Pluto Acquisition I, Inc., Incremental Term Loan , 5.5% , ( 1-month USD
LIBOR + 5% ), 6/22/26 ................................ United States 176,929 177,813
5,913,998
a a a a a a
Hotels, Restaurants & Leisure 0.1%
24 Hour Fitness Worldwide, Inc., Exit Term Loan , 5.24% , ( 1-month
USD LIBOR + 5% ), 12/30/25 ........................... United States 1,677,081 1,498,195
Caesars Resort Collection LLC, Term Loan ,
B, 2.871%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 1,333,325 1,312,905
B1, 4.621%, (1-month USD LIBOR + 4.5%), 7/21/25 .......... United States 119,804 119,948
IRB Holding Corp., Fourth Amendment Incremental Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.25% ), 12/15/27 ............ United States 198,657 199,632
3,130,680
a a a a a a
Household Durables 0.0%
†
Playtika Holding Corp., Term Loan , B , 7% , ( 3-month USD LIBOR +
6% ), 12/10/24 ...................................... United States 1,415,500 1,426,194
Household Products 0.0%
†
a,g,h
FGI Operating Co. LLC, Term Loan , 12% , PIK, ( 3-month USD LIBOR
+ 11% ), 5/16/22 ..................................... United States 597,248 314,157
Insurance 0.1%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan , 3.371% ,
( 1-month USD LIBOR + 3.25% ), 5/09/25 .................. United States 1,534,394 1,529,499
Alliant Holdings Intermediate LLC, Term Loan , B3 , 4.25% , ( 1-month
USD LIBOR + 3.75% ), 11/05/27 ......................... United States 41,535 41,661
AssuredPartners , Inc., 2020 February Refinancing Term Loan ,
3.647% , ( 1-month USD LIBOR + 3.5% ), 2/12/27 ............. United States 1,994,925 1,987,244
Asurion LLC, New Term Loan , B-8 , 3.371% , ( 1-month USD LIBOR +
3.25% ), 12/23/26 .................................... United States 101,536 101,155
Asurion LLC, Term Loan ,
5.365%, (1-month USD LIBOR + 5.25%), 12/31/27 ........... United States 29,239 29,531
B9, 3.365%, (1-month USD LIBOR + 3.25%), 12/31/27 ........ United States 507,797 505,576
4,194,666
a a a a a a

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Internet & Direct Marketing Retail 0.0%
†
MH Sub I LLC (Micro Holding Corp.), First Lien, 2020 June New
Term Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 9/13/24 .... United States 167,334 $ 168,066
IT Services 0.1%
Arches Buyer, Inc., Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
4% ), 12/06/27 ...................................... United States 343,786 345,873
Aventiv Technologies LLC, Second Lien, Initial Term Loan , 9.25% ,
( 6-month USD LIBOR + 8.25% ), 11/01/25 .................. United States 416,510 341,353
Barracuda Networks, Inc., First Lien, 2020 Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 2/12/25 .................. United States 344,418 345,207
Milano Acquisition Corp., Term Loan , B , 4.75% , ( 3-month USD
LIBOR + 4% ), 10/01/27 ............................... United States 1,047,579 1,052,168
Pitney Bowes, Inc., Incremental Term Loan , B , 5.63% , ( 1-month USD
LIBOR + 5.5% ), 1/07/25 ............................... United States 2,400,459 2,399,715
TIBCO Software, Inc., Term Loan , B3 , 3.88% , ( 1-month USD LIBOR
+ 3.75% ), 6/30/26 ................................... United States 1,890,500 1,890,500
6,374,816
a a a a a a
Leisure Products 0.2%
Bass Pro Group LLC, Initial Term Loan , 5.75% , ( 1-month USD
LIBOR + 5% ), 9/25/24 ................................ United States 1,234,056 1,238,240
j
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 6,106,700 5,873,027
NASCAR Holdings LLC, Initial Term Loan , 2.897% , ( 1-month USD
LIBOR + 2.75% ), 10/19/26 ............................. United States 2,089,337 2,092,273
9,203,540
a a a a a a
Machinery 0.1%
Altra Industrial Motion Corp., Term Loan , 2.121% , ( 1-month USD
LIBOR + 2% ), 10/01/25 ............................... United States 1,380,625 1,382,572
Navistar, Inc., Term Loan , B , 3.63% , ( 1-month USD LIBOR + 3.5% ),
11/06/24 .......................................... United States 3,387,614 3,392,272
4,774,844
a a a a a a
Media 0.2%
j
Cengage Learning, Inc., 2016 Refinancing Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 6/07/23 .................. United States 6,090,345 5,873,407
Clear Channel Outdoor Holdings, Inc., Term Loan , B , 3.711% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 746,222 729,663
Gray Television, Inc., Term Loan , C , 2.644% , ( 1-month USD LIBOR +
2.5% ), 1/02/26 ...................................... United States 2,181,175 2,181,175
Radiate HoldCo LLC, Term Loan , B , 4.25% , ( 1-month USD LIBOR +
3.5% ), 9/25/26 ...................................... United States 138,482 138,771
Sinclair Television Group, Inc., Term Loan , B , 2.38% , ( 1-month USD
LIBOR + 2.25% ), 1/03/24 .............................. United States 835,309 831,132
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 3/15/26 ........ United States 1,184,718 1,188,829
j
Virgin Media Bristol LLC, Term Loan , Q , 2.627% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 60,844 61,034
11,004,011
a a a a a a
Multiline Retail 0.0%
†
Harbor Freight Tools USA, Inc., Initial Term Loan (2020) , 4% ,
( 1-month USD LIBOR + 3.25% ), 10/19/27 ................. United States 1,193,524 1,196,657

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Oil, Gas & Consumable Fuels 0.1%
Buckeye Partners LP, Initial Term Loan , 2.897% , ( 1-month USD
LIBOR + 2.75% ), 11/01/26 ............................. United States 1,359,725 $ 1,361,894
j,l
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan ,
9.75% , ( 1-month USD LIBOR + 8.75% ), 8/04/21 ............. United States 70,077 71,654
g
Fieldwood Energy LLC, First Lien, Closing Date Term Loan , 6.25% ,
( 3-month USD LIBOR + 5.25% ), 4/11/22 .................. United States 5,877,828 1,525,796
UTEX Industries, Inc., First Out Term Loan , 8.5% , ( 1-month USD
LIBOR + 7% ), 12/03/24 ............................... United States 31,832 32,111
UTEX Industries, Inc., Second Out Term Loan , 11% , ( 1-month USD
LIBOR + 9.5% ), 12/03/25 .............................. United States 19,463 19,333
3,010,788
a a a a a a
Paper & Forest Products 0.0%
†
Appvion Operations, Inc., Term Loan , 7% , ( 3-month USD LIBOR +
6% ), 6/12/26 ....................................... United States 140,585 139,297
Personal Products 0.1%
j
Coty, Inc., USD Term Loan , B , 2.382% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 6,256,672 5,914,714
Pharmaceuticals 0.1%
Bausch Health Cos., Inc., First Incremental Term Loan , 2.877% ,
( 1-month USD LIBOR + 2.75% ), 11/27/25 .................. United States 2,250,000 2,250,180
Bausch Health Cos., Inc., Initial Term Loan , 3.121% , ( 1-month USD
LIBOR + 3% ), 6/02/25 ................................ United States 255,500 256,039
Catalent Pharma Solutions, Inc., Dollar Term Loan , B2 , 3.25% ,
( 1-month USD LIBOR + 2.25% ), 5/18/26 .................. United States 1,144,102 1,149,822
3,656,041
a a a a a a
Professional Services 0.0%
†
j
Dun & Bradstreet Corp. (The), Initial Term Loan Borrowing , B ,
3.378% , ( 1-month USD LIBOR + 3.25% ), 2/06/26 ............ United States 36,777 36,921
UKG, Inc., First Lien, 2021 Incremental Term Loan , 4% , ( 2-month
USD LIBOR + 3.25% ), 5/04/26 .......................... United States 157,210 158,108
195,029
a a a a a a
Real Estate Management & Development 0.0%
†
j
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan ,
2.873% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 1,614,750 1,611,553
Road & Rail 0.1%
Avis Budget Car Rental LLC, New Term Loan , B , 2.38% , ( 1-month
USD LIBOR + 2.25% ), 8/06/27 .......................... United States 2,815,465 2,759,662
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan , 4% , ( 1-month USD LIBOR + 3% ), 7/29/22 ............. United States 186,795 185,179
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan , 4% , ( 1-month USD LIBOR + 3% ), 7/29/22 ............. United States 785,514 778,719
a
Onsite Rental Group Operations Pty. Ltd., Term Loan , B , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 10/26/22 .................. Australia 133,931 124,748
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan , B , 5% ,
( 3-month USD LIBOR + 4% ), 5/21/26 ..................... Australia 2,642,676 2,642,676
6,490,984
a a a a a a
Semiconductors & Semiconductor Equipment 0.0%
†
ON Semiconductor Corp., 2019 New Replacement Term Loan , B4 ,
2.121% , ( 1-month USD LIBOR + 2% ), 9/19/26 .............. United States 851,751 854,945

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Software 0.4%
j
athenahealth , Inc., First Lien, Term Loan , B , 4.633% , ( 1-month USD
LIBOR + 4.5% ), 2/11/26 ............................... United States 1,762,968 $ 1,771,510
Blackboard, Inc., First Lien, Term Loan , B5 , 7% , ( 3-month USD
LIBOR + 6% ), 6/30/24 ................................ United States 1,742,340 1,740,519
Ceridian HCM Holding, Inc., Initial Term Loan , 2.592% , ( 1-week USD
LIBOR + 2.5% ), 4/30/25 ............................... United States 795,421 795,222
DCert Buyer, Inc., First Lien, Initial Term Loan , 4.121% , ( 1-month
USD LIBOR + 4% ), 10/16/26 ........................... United States 1,875,825 1,882,859
Epicor Software Corp., Term Loan , B , 5.25% , ( 1-month USD LIBOR
+ 4.25% ), 7/30/27 ................................... United States 357,724 360,028
Greeneden U.S. Holdings I LLC, Term Loan , B , 4.75% , ( 1-month
USD LIBOR + 4% ), 12/01/27 ........................... United States 338,735 340,429
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan ,
4.25% , ( 1-month USD LIBOR + 3.5% ), 7/01/24 .............. United States 394,473 396,645
Ivanti Software, Inc., First Lien, Initial Term Loan , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 12/01/27 ......................... United States 530,000 535,300
LogMeIn, Inc., First Lien, Initial Term Loan , 4.881% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 1,028,662 1,025,874
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility , 4.75% , ( 1-month USD LIBOR + 4.25% ), 11/29/24 . United States 628,425 630,257
Perforce Software, Inc., First Lien, New Term Loan , 3.871% ,
( 1-month USD LIBOR + 3.75% ), 7/01/26 .................. United States 1,002,338 1,001,712
Quest Software US Holdings, Inc., First Lien, Initial Term Loan ,
4.462% , ( 3-month USD LIBOR + 4.25% ), 5/16/25 ............ United States 2,019,669 2,022,557
Solera LLC (Solera Finance, Inc.), Dollar Term Loan , 2.871% ,
( 1-month USD LIBOR + 2.75% ), 3/03/23 .................. United States 3,243,939 3,235,034
Surf Holdings SARL, First Lien, Dollar Term Loan , 3.726% , ( 3-month
USD LIBOR + 3.5% ), 3/05/27 ........................... Luxembourg 1,558,068 1,559,042
Veritas US, Inc., Term Loan , B , 6.5% , ( 3-month USD LIBOR + 5.5% ),
9/01/25 ........................................... United States 1,236,900 1,246,177
18,543,165
a a a a a a
Specialty Retail 0.1%
j
Party City Holdings, Inc., 2018 Replacement Term Loan , 3.25% ,
( 2-month USD LIBOR + 2.5%; 3-month USD LIBOR + 2.5% ),
8/19/22 ........................................... United States 3,759,155 3,634,633
j
Petco Animal Supplies, Inc., Term Loan , 4.25% , ( 3-month USD
LIBOR + 3.25% ), 1/26/23 .............................. United States 2,267,658 2,268,304
PetSmart, Inc., Term Loan , B , 4.5% , ( 3-month USD LIBOR + 3.75% ),
12/31/27 .......................................... United States 292,389 290,927
Woof Holdings, Inc., First Lien, Initial Term Loan , 4.5% , ( 1-year USD
LIBOR + 3.75% ), 12/21/27 ............................. United States 177,563 178,599
6,372,463
a a a a a a
Technology Hardware, Storage & Peripherals 0.0%
†
Amentum Government Services Holdings LLC, Incremental Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 1/29/27 ......... United States 300,000 302,250
Cardtronics USA, Inc., Initial Term Loan , 5% , ( 1-month USD LIBOR +
4% ), 6/29/27 ....................................... United States 200,532 201,598
503,848
a a a a a a
Wireless Telecommunication Services 0.0%
†
Altice France SA, USD Incremental Term Loan , B-13 , 4.127% ,
( 1-month USD LIBOR + 4% ), 8/14/26 ..................... France 256,581 257,080
Total Senior Floating Rate Interests (Cost $161,757,812) .........................
157,252,168

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Marketplace Loans 0.2%
Diversified Financial Services 0.2%
a
Lending Club - LCX PM, 8.46% - 21.49%, 10/07/23 - 1/28/26 ..... United States 3,053,190 $ 3,233,922
a
Lending Club - LCX, 6.46% - 25.65%, 7/15/22 - 4/14/25 ......... United States 4,556,211 4,165,827
a
Upgrade, 13.64% - 30.99%, 9/30/22 - 6/14/25 ................ United States 2,721,318 2,448,480
9,848,229
a a a a a a
Total Marketplace Loans (Cost $10,592,116) ....................................
9,848,229
Foreign Government and Agency Securities 4.5%
e
Banque Centrale de Tunisie , Senior Bond , 144A, 5.75% , 1/30/25 .. Tunisia 2,400,000 2,199,576
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
m
10,700,000 12,115,289
e
Belarus Government Bond , Senior Bond , 144A, 7.625% , 6/29/27 .. Belarus 13,300,000 14,597,774
Brazil Government Bond , Senior Bond , 5.625% , 2/21/47 ........
Brazil 6,500,000 7,285,168
Colombia Government Bond , Senior Bond , 5% , 6/15/45 ........
Colombia 8,800,000 10,236,600
e
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 610,400,000 DOP 10,846,170
e
Egypt Government Bond , Senior Bond , 144A, 8.875% , 5/29/50 ... Egypt 4,500,000 5,109,930
e,f
Electricite de France SA , Junior Sub. Bond , 144A, 5.25% to 1/29/23,
FRN thereafter , Perpetual ............................. France 24,000,000 25,200,000
e
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 .. Gabon 11,000,000 10,891,518
e
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 . Indonesia 9,100,000 10,540,439
e
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 14,262,500 13,470,075
e
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 6,700,000 7,656,425
Mexico Government Bond ,
Senior Bond, 4.15%, 3/28/27 ........................... Mexico 7,700,000 8,821,389
Senior Bond, 4.5%, 4/22/29 ............................ Mexico 9,500,000 10,957,063
e
Nigeria Government Bond , Senior Bond , 144A, 9.248% , 1/21/49 .. Nigeria 3,600,000 4,198,630
e
Panama Government Bond , Senior Note , 144A, 3.75% , 4/17/26 .. Panama 5,700,000 6,249,280
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 8,000,000 8,626,000
Senior Bond, 6.55%, 3/14/37 ........................... Peru 2,900,000 4,333,484
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 6,000,000 5,649,000
e
Russia Government Bond , Senior Bond , 144A, 4.875% , 9/16/23 .. Russia 11,600,000 12,775,846
South Africa Government Bond , Senior Bond , 5.875% , 6/22/30 ...
South Africa 9,500,000 10,475,232
Turkey Government Bond , Senior Bond , 5.25% , 3/13/30 ........
Turkey 10,000,000 9,971,720
e
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/21 ....................... Ukraine 229,000 236,055
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 229,000 243,513
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 229,000 249,680
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 229,000 253,410
Senior Note, 144A, 7.75%, 9/01/25 ....................... Ukraine 229,000 256,343
Senior Bond, 144A, 7.75%, 9/01/26 ...................... Ukraine 229,000 257,863
Senior Bond, 144A, 7.75%, 9/01/27 ...................... Ukraine 229,000 256,783
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 12,400,000 13,338,928
n
VRI, GDP Linked Security, Senior Bond, 144A, 5/31/40 ....... Ukraine 474,000 536,720
o
Uruguay Government Bond , Index Linked, Senior Bond , 3.7% ,
6/26/37 ........................................... Uruguay 429,750,657 UYU 11,539,554
Total Foreign Government and Agency Securities (Cost $234,973,237) ............
239,375,457
U.S. Government and Agency Securities 18.8%
U.S. Treasury Bonds ,
o
3.625%, 4/15/28 ..................................... United States 6,000,000 13,368,212
1.125%, 5/15/40 ..................................... United States 26,000,000 23,802,187

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
1.125%, 8/15/40 ..................................... United States 29,700,000 $ 27,096,609
3.125%, 11/15/41 .................................... United States 14,500,000 18,323,809
2.5%, 5/15/46 ...................................... United States 9,000,000 10,331,719
2.25%, 8/15/46 ..................................... United States 34,800,000 38,139,984
2.75%, 11/15/47 ..................................... United States 25,500,000 30,727,500
3.125%, 5/15/48 ..................................... United States 16,500,000 21,273,398
3%, 8/15/48 ........................................ United States 17,000,000 21,470,469
2.875%, 5/15/49 ..................................... United States 14,000,000 17,352,344
2.25%, 8/15/49 ..................................... United States 39,000,000 42,797,930
1.25%, 5/15/50 ..................................... United States 32,600,000 28,221,922
U.S. Treasury Notes ,
o
0.125%, 4/15/22 ..................................... United States 8,000,000 8,780,965
o
0.125%, 7/15/22 ..................................... United States 6,200,000 7,268,639
0.125%, 8/31/22 ..................................... United States 25,000,000 25,011,230
0.125%, 11/30/22 .................................... United States 50,000,000 50,017,578
o
0.125%, 1/15/23 ..................................... United States 6,300,000 7,414,267
o
0.625%, 1/15/24 ..................................... United States 7,500,000 9,044,071
o
0.125%, 7/15/24 ..................................... United States 8,500,000 10,054,255
o
0.25%, 1/15/25 ..................................... United States 4,000,000 4,785,381
1.125%, 2/28/25 ..................................... United States 50,000,000 51,658,203
0.25%, 6/30/25 ..................................... United States 145,000,000 144,359,961
0.25%, 7/31/25 ..................................... United States 90,000,000 89,546,485
0.25%, 8/31/25 ..................................... United States 80,000,000 79,556,250
0.25%, 9/30/25 ..................................... United States 68,000,000 67,575,000
0.375%, 11/30/25 .................................... United States 128,000,000 127,809,999
0.375%, 7/31/27 ..................................... United States 22,200,000 21,771,609
Total U.S. Government and Agency Securities (Cost $983,112,882) ................
997,559,976
Asset-Backed Securities 12.3%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 1,500,000 1,545,084
Commercial Services & Supplies 0.2%
e,p
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 1.7% , ( EUR003M +
1.7% ), 7/15/33 ...................................... Ireland 5,100,000 EUR 6,206,599
e,p
LCM XXII Ltd. ,
22A, A2R, 144A, FRN, 1.674%, (3-month USD LIBOR + 1.45%),
10/20/28 .......................................... United States 1,000,000 992,634
22A, CR, 144A, FRN, 3.024%, (3-month USD LIBOR + 2.8%),
10/20/28 .......................................... United States 1,000,000 959,089
8,158,322
a a a a a a
Diversified Financial Services 12.1%
e,p
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 ........................... Ireland 2,050,000 EUR 2,494,140
p
Ameriquest Mortgage Securities, Inc. , 2004-R4 , M1 , FRN , 0.955% ,
( 1-month USD LIBOR + 0.825% ), 6/25/34 ................. United States 321,018 332,081
e,p
AMMC CLO 15 Ltd. , 2014-15A , BRR , 144A, FRN , 2.041% , ( 3-month
USD LIBOR + 1.8% ), 1/15/32 ........................... United States 922,984 908,954
e,p
AMMC CLO 21 Ltd. , 2017-21A , C , 144A, FRN , 2.314% , ( 3-month
USD LIBOR + 2.1% ), 11/02/30 .......................... United States 1,000,000 990,754
e,p
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.814%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 5,050,000 5,051,540
2012-11A, CR2, 144A, FRN, 2.114%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 2,750,000 2,669,501

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,p
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.874% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 12,900,000 $ 12,724,482
e,p
Ares European CLO VIII BV , 8A , BR , 144A, FRN , 1.6% , ( 3-month
EURIBOR + 1.6% ), 4/17/32 ............................ Ireland 2,900,000 EUR 3,524,077
e,p
Ares LII CLO Ltd. , 2019-52A , A2 , 144A, FRN , 1.872% , ( 3-month
USD LIBOR + 1.65% ), 4/22/31 .......................... United States 1,382,114 1,382,607
e,p
Ares XLVIII CLO Ltd. , 2018-48A , D , 144A, FRN , 2.924% , ( 3-month
USD LIBOR + 2.7% ), 7/20/30 ........................... United States 2,000,000 1,934,149
e,p
Atrium XIV LLC , 14A , A2A , 144A, FRN , 1.673% , ( 3-month USD
LIBOR + 1.45% ), 8/23/30 .............................. United States 7,400,000 7,404,609
e,p
Bain Capital Credit CLO Ltd. ,
2018-1A, A1, 144A, FRN, 1.178%, (3-month USD LIBOR +
0.96%), 4/23/31 ..................................... United States 12,000,000 11,998,312
2018-1A, A2, 144A, FRN, 1.368%, (3-month USD LIBOR +
1.15%), 4/23/31 ..................................... United States 5,100,000 5,062,259
2020-4A, B, 144A, FRN, 2.111%, (3-month USD LIBOR + 1.95%),
10/20/33 .......................................... United States 8,350,000 8,359,067
e,p
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.374% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 5,100,000 4,984,003
e,p
Blackrock European CLO IX DAC ,
9A, A, 144A, FRN, 0.9%, (3-month EURIBOR + 0.9%), 12/15/32 Ireland 17,350,000 EUR 21,036,123
9A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 12/15/32 Ireland 5,250,000 EUR 6,351,626
e,p
BlueMountain CLO Ltd. ,
2012-2A, DR2, 144A, FRN, 3.124%, (3-month USD LIBOR +
2.9%), 11/20/28 ..................................... United States 1,753,000 1,711,373
2014-2A, CR2, 144A, FRN, 2.424%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 4,700,000 4,696,909
2016-3A, CR, 144A, FRN, 2.421%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 500,000 499,672
2018-1A, B, 144A, FRN, 1.914%, (3-month USD LIBOR + 1.7%),
7/30/30 ........................................... United States 272,725 272,318
2018-3A, C, 144A, FRN, 2.418%, (3-month USD LIBOR + 2.2%),
10/25/30 .......................................... United States 1,071,430 1,070,834
e,p
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 6,250,000 EUR 7,602,198
e,p
BlueMountain Fuji US CLO III Ltd. ,
2017-3A, C, 144A, FRN, 1.941%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 2,300,000 2,264,207
2017-3A, D, 144A, FRN, 2.641%, (3-month USD LIBOR + 2.4%),
1/15/30 ........................................... United States 1,600,000 1,524,270
e,p
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.724% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 1,488,189 1,487,076
e,p
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.341% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 1,452,380 1,454,303
e,p
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A1R2, 144A, FRN, 1.193%, (3-month USD LIBOR +
0.97%), 4/17/31 ..................................... United States 722,802 722,623
2014-1A, A2R2, 144A, FRN, 1.353%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 6,300,000 6,182,383
2014-1A, DR, 144A, FRN, 2.823%, (3-month USD LIBOR + 2.6%),
4/17/31 ........................................... United States 3,175,000 3,004,610
e,p
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.441% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 10,000,000 9,812,831
e,p
Carlyle US CLO Ltd. ,
2017-3A, B, 144A, FRN, 2.574%, (3-month USD LIBOR + 2.35%),
7/20/29 ........................................... United States 1,000,000 998,339

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,p
Carlyle US CLO Ltd., (continued)
2017-4A, C, 144A, FRN, 3.041%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 545,000 $ 526,996
2017-5A, A2, 144A, FRN, 1.624%, (3-month USD LIBOR + 1.4%),
1/20/30 ........................................... United States 2,740,000 2,699,778
2017-5A, B, 144A, FRN, 2.024%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 7,000,000 6,801,674
e,p
Catamaran CLO Ltd. , 2015-1A , C2R , 144A, FRN , 2.172% , ( 3-month
USD LIBOR + 1.95% ), 4/22/27 .......................... United States 7,600,000 7,568,709
e,p
Cent CLO 21 Ltd. , 2014-21A , CR2 , 144A, FRN , 3.413% , ( 3-month
USD LIBOR + 3.2% ), 7/27/30 ........................... United States 3,123,000 3,032,909
e
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 6,317,988 6,455,518
e,p
Cole Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 1.824% , ( 3-month
USD LIBOR + 1.6% ), 10/20/28 .......................... United States 2,571,428 2,574,477
e,q
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 9.46%, 9/16/41 .................. United States 871,320 849,944
2018-29, PT, 144A, FRN, 27.093%, 12/15/43 ............... United States 842,639 821,590
2019-26, PT, 144A, FRN, 19.577%, 8/15/44 ................ United States 4,046,479 3,928,879
2019-31, PT, 144A, FRN, 19.55%, 9/15/44 ................. United States 3,657,969 3,513,084
2019-37, PT, 144A, FRN, 18.312%, 10/17/44 ............... United States 4,115,715 3,945,176
2019-42, PT, 144A, FRN, 18.677%, 11/15/44 ............... United States 4,797,920 4,641,901
2019-51, PT, 144A, FRN, 16.134%, 1/15/45 ................ United States 5,990,732 5,794,228
2019-52, PT, 144A, FRN, 16.405%, 1/15/45 ................ United States 5,971,387 5,816,034
2019-S1, PT, 144A, FRN, 15.064%, 4/15/44 ................ United States 2,384,704 2,280,965
2019-S2, PT, 144A, FRN, 14.235%, 5/16/44 ................ United States 1,957,126 1,899,863
2019-S3, PT, 144A, FRN, 14.033%, 6/15/44 ................ United States 2,793,765 2,700,792
2019-S4, PT, 144A, FRN, 11.862%, 8/15/44 ................ United States 3,182,153 3,076,655
2019-S5, PT, 144A, FRN, 13.112%, 9/15/44 ................ United States 3,278,519 3,168,975
2019-S6, PT, 144A, FRN, 11.165%, 10/17/44 ............... United States 3,179,218 3,020,912
2019-S7, PT, 144A, FRN, 11.301%, 12/15/44 ............... United States 3,470,898 3,315,820
2019-S8, PT, 144A, FRN, 10.21%, 1/15/45 ................. United States 4,387,508 4,169,959
2020-2, PT, 144A, FRN, 16.489%, 3/15/45 ................. United States 6,002,271 5,818,662
2020-7, PT, 144A, FRN, 16.191%, 4/17/45 ................. United States 4,015,100 3,854,087
e,p
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 1.343% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 .......................... United States 6,000,000 5,953,275
p
CWABS, Inc. , 2004-1 , M1 , FRN , 0.88% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 ..................................... United States 372,208 371,407
e,p
Dryden 42 Senior Loan Fund , 2016-42A , DR , 144A, FRN , 3.171% ,
( 3-month USD LIBOR + 2.93% ), 7/15/30 .................. United States 800,000 796,489
e,p
Dryden 45 Senior Loan Fund , 2016-45A , CR , 144A, FRN , 2.441% ,
( 3-month USD LIBOR + 2.2% ), 10/15/30 .................. United States 1,250,000 1,251,553
e,p
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.091% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 2,000,000 1,936,254
e,p
Ellington CLO III Ltd. , 2018-3A , A1 , 144A, FRN , 1.874% , ( 3-month
USD LIBOR + 1.65% ), 7/20/30 .......................... United States 5,192,501 5,191,368
e
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 ... United States 11,610,000 11,694,469
e,p
Galaxy XXVII CLO Ltd. ,
2018-27A, A, 144A, FRN, 1.241%, (3-month USD LIBOR +
1.02%), 5/16/31 ..................................... United States 1,000,000 1,001,201
2018-27A, C, 144A, FRN, 2.021%, (3-month USD LIBOR + 1.8%),
5/16/31 ........................................... United States 4,000,000 3,983,000

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,p
Gilbert Park CLO Ltd. , 2017-1A , B , 144A, FRN , 1.841% , ( 3-month
USD LIBOR + 1.6% ), 10/15/30 .......................... United States 1,000,000 $ 1,001,696
e,p
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A, FRN ,
2.024% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 ............. United States 4,500,000 4,423,117
e,p
Harbor Park CLO 18-1 Ltd. , 2018-1A , A2 , 144A, FRN , 1.624% ,
( 3-month USD LIBOR + 1.4% ), 1/20/31 ................... United States 657,895 658,514
e,p
Hayfin US XII Ltd. , 2018-9A , BR , 144A, FRN , 2.018% , ( 3-month
USD LIBOR + 1.8% ), 4/28/31 ........................... United States 14,500,000 14,523,667
e,p
Highbridge Loan Management Ltd. , 2013-2A , BR , 144A, FRN ,
2.124% , ( 3-month USD LIBOR + 1.9% ), 10/20/29 ............ United States 700,000 699,125
e,p
Holland Park CLO DAC , 1A , A1RR , 144A, FRN , 0.92% , ( 3-month
EURIBOR + 0.92% ), 11/14/32 .......................... Ireland 50,450,000 EUR 60,858,661
e,p
HPS Loan Management Ltd. ,
13A-18, A2, 144A, FRN, 1.691%, (3-month USD LIBOR + 1.45%),
10/15/30 .......................................... United States 8,600,000 8,591,681
13A-18, C, 144A, FRN, 2.391%, (3-month USD LIBOR + 2.15%),
10/15/30 .......................................... United States 3,000,000 2,979,470
e,p
LCM 26 Ltd. ,
26A, B, 144A, FRN, 1.624%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 2,000,000 1,974,812
26A, C, 144A, FRN, 2.024%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 9,600,000 9,332,094
26A, D, 144A, FRN, 2.724%, (3-month USD LIBOR + 2.5%),
1/20/31 ........................................... United States 600,000 573,511
e,p
LCM XVIII LP ,
18A, BR, 144A, FRN, 1.824%, (3-month USD LIBOR + 1.6%),
4/20/31 ........................................... United States 1,090,000 1,088,911
18A, CR, 144A, FRN, 2.074%, (3-month USD LIBOR + 1.85%),
4/20/31 ........................................... United States 2,000,000 1,989,751
e,p
Long Point Park CLO Ltd. ,
2017-1A, A2, 144A, FRN, 1.598%, (3-month USD LIBOR +
1.375%), 1/17/30 .................................... United States 5,800,000 5,754,280
2017-1A, B, 144A, FRN, 1.923%, (3-month USD LIBOR + 1.7%),
1/17/30 ........................................... United States 2,700,000 2,657,404
2017-1A, C, 144A, FRN, 2.623%, (3-month USD LIBOR + 2.4%),
1/17/30 ........................................... United States 3,100,000 3,019,447
e,p
Madison Park Euro Funding VIII DAC ,
8A, ARN, 144A, FRN, 0.95%, (3-month EURIBOR + 0.95%),
4/15/32 ........................................... Ireland 41,450,000 EUR 50,244,513
8A, BRN, 144A, FRN, 1.7%, (3-month EURIBOR + 1.7%), 4/15/32 Ireland 4,600,000 EUR 5,597,675
e,p
Madison Park Funding XIII Ltd. , 2014-13A , DR2 , 144A, FRN ,
3.073% , ( 3-month USD LIBOR + 2.85% ), 4/19/30 ............ United States 1,973,000 1,939,705
e,p
Madison Park Funding XLII Ltd. ,
13A, B, 144A, FRN, 1.718%, (3-month USD LIBOR + 1.5%),
11/21/30 .......................................... United States 2,700,000 2,693,782
13A, C, 144A, FRN, 2.018%, (3-month USD LIBOR + 1.8%),
11/21/30 .......................................... United States 3,753,500 3,707,718
13A, D, 144A, FRN, 2.918%, (3-month USD LIBOR + 2.7%),
11/21/30 .......................................... United States 5,500,000 5,307,600

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,p
Madison Park Funding XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.241% , ( 3-month USD LIBOR + 2% ), 1/15/33 .............. United States 7,790,000 $ 7,664,611
e,p
Madison Park Funding XXIX Ltd. , 2018-29A , C , 144A, FRN , 2.423% ,
( 3-month USD LIBOR + 2.2% ), 10/18/30 .................. United States 1,072,581 1,074,195
e,p
Madison Park Funding XXVII Ltd. , 2018-27A , C , 144A, FRN ,
2.824% , ( 3-month USD LIBOR + 2.6% ), 4/20/30 ............. United States 2,125,000 2,068,347
e,p
Madison Park Funding XXXI Ltd. ,
2018-31A, B, 144A, FRN, 1.918%, (3-month USD LIBOR + 1.7%),
1/23/31 ........................................... United States 1,500,000 1,500,391
2018-31A, C, 144A, FRN, 2.368%, (3-month USD LIBOR +
2.15%), 1/23/31 ..................................... United States 650,000 650,448
e,p
Magnetite VII Ltd. , 2012-7A , CR2 , 144A, FRN , 2.291% , ( 3-month
USD LIBOR + 2.05% ), 1/15/28 .......................... United States 2,000,000 1,965,938
e,q
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 12,188,767 12,951,779
e,p
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
1.624% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 ............ United States 1,700,000 1,681,862
e,p
Neuberger Berman CLO XVI-S Ltd. ,
2017-16SA, C, 144A, FRN, 1.841%, (3-month USD LIBOR +
1.6%), 1/15/28 ...................................... United States 2,350,000 2,330,325
2017-16SA, D, 144A, FRN, 2.741%, (3-month USD LIBOR +
2.5%), 1/15/28 ...................................... United States 650,000 638,464
e,p
Neuberger Berman Loan Advisers CLO 27 Ltd. , 2018-27A , C , 144A,
FRN , 1.941% , ( 3-month USD LIBOR + 1.7% ), 1/15/30 ........ United States 4,900,000 4,854,016
e,p
Newark BSL CLO 2 Ltd. , 2017-1A , B , 144A, FRN , 2.568% , ( 3-month
USD LIBOR + 2.35% ), 7/25/30 .......................... United States 3,069,687 3,074,445
e,p
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.783% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 12,390,000 12,367,834
e,p
Octagon Investment Partners 18-R Ltd. , 2018-18A , C , 144A, FRN ,
2.923% , ( 3-month USD LIBOR + 2.7% ), 4/16/31 ............. United States 9,050,000 8,801,594
e,p
Octagon Investment Partners 28 Ltd. , 2016-1A , A2R , 144A, FRN ,
1.668% , ( 3-month USD LIBOR + 1.45% ), 10/24/30 ........... United States 1,000,000 996,466
e,p
Octagon Investment Partners 31 LLC , 2017-1A , C , 144A, FRN ,
2.624% , ( 3-month USD LIBOR + 2.4% ), 7/20/30 ............. United States 1,707,068 1,709,794
e,p
Octagon Investment Partners 33 Ltd. ,
2017-1A, A2, 144A, FRN, 1.724%, (3-month USD LIBOR + 1.5%),
1/20/31 ........................................... United States 400,000 399,000
2017-1A, C, 144A, FRN, 2.974%, (3-month USD LIBOR + 2.75%),
1/20/31 ........................................... United States 2,800,000 2,709,959
e,p
Octagon Investment Partners 35 Ltd. ,
2018-1A, A1B, 144A, FRN, 1.324%, (3-month USD LIBOR +
1.1%), 1/20/31 ...................................... United States 3,325,000 3,280,680
2018-1A, B, 144A, FRN, 1.924%, (3-month USD LIBOR + 1.7%),
1/20/31 ........................................... United States 450,000 441,837
e,p
Octagon Investment Partners 36 Ltd. ,
2018-1A, A1, 144A, FRN, 1.211%, (3-month USD LIBOR + 0.97%),
4/15/31 ........................................... United States 18,000,000 17,979,688
2018-1A, A2, 144A, FRN, 1.441%, (3-month USD LIBOR + 1.2%),
4/15/31 ........................................... United States 8,500,000 8,281,747
e,p
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
3.068% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 2,000,000 1,945,783
e,p
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.174% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 4,000,000 3,894,387
e,p
Octagon Investment Partners XVII Ltd. ,
2013-1A, BR2, 144A, FRN, 1.618%, (3-month USD LIBOR +
1.4%), 1/25/31 ...................................... United States 4,020,000 4,001,910

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,p
Octagon Investment Partners XVII Ltd., (continued)
2013-1A, CR2, 144A, FRN, 1.918%, (3-month USD LIBOR +
1.7%), 1/25/31 ...................................... United States 5,250,000 $ 5,092,430
e,p
Octagon Investment Partners XXIII Ltd. , 2015-1A , BR , 144A, FRN ,
1.441% , ( 3-month USD LIBOR + 1.2% ), 7/15/27 ............. United States 1,170,000 1,162,405
e,p
Octagon Loan Funding Ltd. , 2014-1A , CRR , 144A, FRN , 2.42% ,
( 3-month USD LIBOR + 2.2% ), 11/18/31 .................. United States 750,000 748,515
e,q
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 3,642,749 3,589,468
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 4,422,118 4,349,005
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 1,426,382 1,439,879
e,p
Race Point X CLO Ltd. , 2016-10A , B1R , 144A, FRN , 1.868% ,
( 3-month USD LIBOR + 1.65% ), 7/25/31 .................. United States 3,600,000 3,595,501
e,p
Sound Point CLO V-R Ltd. , 2014-1RA , D , 144A, FRN , 3.323% ,
( 3-month USD LIBOR + 3.1% ), 7/18/31 ................... United States 5,780,000 5,554,998
e,p
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.441% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 11,000,000 10,885,155
e,p
TCI-Flatiron CLO Ltd. ,
2017-1A, B, 144A, FRN, 1.782%, (3-month USD LIBOR + 1.56%),
11/18/30 .......................................... United States 3,500,000 3,503,375
2017-1A, C, 144A, FRN, 2.072%, (3-month USD LIBOR + 1.85%),
11/18/30 .......................................... United States 2,800,000 2,777,483
e,q
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 4,942,409 5,036,863
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................... United States 8,862,000 9,510,457
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 2,328,675 2,376,024
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................... United States — —
e
Upgrade Master Pass-Thru Trust ,
q
2019-PT1, A, 144A, FRN, 11.523%, 6/15/25 ................ United States 1,559,738 1,406,897
2019-PT2, A, 144A, 1.1%, 2/15/26 ....................... United States 3,126,522 3,084,714
e,p
Voya CLO Ltd. ,
2013-2A, CR, 144A, FRN, 2.968%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 1,650,000 1,581,951
2014-1A, BR2, 144A, FRN, 2.123%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 1,000,000 991,279
2014-1A, CR2, 144A, FRN, 3.023%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 3,750,000 3,619,415
2016-3A, CR, 144A, FRN, 3.473%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 2,547,170 2,510,317
2017-3A, B, 144A, FRN, 2.574%, (3-month USD LIBOR + 2.35%),
7/20/30 ........................................... United States 3,091,704 3,096,303
2018-2A, A2, 144A, FRN, 1.491%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 1,500,000 1,474,285
2018-2A, C1, 144A, FRN, 2.091%, (3-month USD LIBOR +
1.85%), 7/15/31 ..................................... United States 700,000 692,720
e,p
Webster Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 2.024% , ( 3-month
USD LIBOR + 1.8% ), 7/20/30 ........................... United States 2,000,000 1,979,017
641,909,923
a a a a a a
Road & Rail 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 ........................................... United States 69,403 78,684
Total Asset-Backed Securities (Cost $637,753,214) ..............................
651,692,013

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities 0.3%
Diversified Financial Services 0.3%
q
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 1,589,388 $ 1,430,846
e,p
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 0.826% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 9,840,000 9,856,535
e,q
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 3,255,000 3,603,613
14,890,994
a a a a a a
Thrifts & Mortgage Finance 0.0%
†
p
FNMA , 2005-122 , FN , FRN , 0.48% , ( 1-month USD LIBOR + 0.35% ),
1/25/36 ........................................... United States 380,188 367,649
a
Weyerhaeuser Mortgage Co. of Texas , 1984-A , 7.43% , 1/01/24 ... United States 7,197 7,197
374,846
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $15,048,817) ................
15,265,840
Mortgage-Backed Securities 18.3%
r
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 1.753%, (COFI 11th District +/- MBS Margin), 11/01/27 .. United States 950,127 954,208
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Gold Pools, 15 Year, 5.5%, 11/01/22 ................. United States 27,633 27,863
FHLMC Gold Pools, 15 Year, 6%, 10/01/21 - 9/01/22 ........... United States 41,362 42,209
FHLMC Gold Pools, 30 Year, 4.5%, 3/01/39 .................. United States 918,051 1,022,818
FHLMC Gold Pools, 30 Year, 5%, 8/01/33 - 2/01/39 ............ United States 6,088,365 7,050,408
FHLMC Gold Pools, 30 Year, 5.5%, 1/01/35 - 12/01/37 ......... United States 472,476 550,147
FHLMC Gold Pools, 30 Year, 6%, 5/01/33 - 4/01/38 ............ United States 680,157 807,033
FHLMC Gold Pools, 30 Year, 6.5%, 8/01/25 - 3/01/39 .......... United States 598,194 692,684
FHLMC Gold Pools, 30 Year, 7%, 1/01/28 - 7/01/32 ............ United States 42,650 48,546
FHLMC Gold Pools, 30 Year, 7.5%, 3/01/32 .................. United States 9,030 10,849
FHLMC Gold Pools, 30 Year, 8%, 2/01/30 ................... United States 12,758 14,867
FHLMC Gold Pools, 30 Year, 8.5%, 10/01/24 - 8/01/30 ......... United States 3,236 3,605
FHLMC Pool, 15 Year, 2%, 10/01/35 - 1/01/36 ................ United States 15,928,114 16,663,425
FHLMC Pool, 15 Year, 2.5%, 11/01/35 ...................... United States 656,291 689,429
FHLMC Pool, 30 Year, 4%, 1/01/45 - 3/01/48 ................. United States 930,212 1,019,405
28,643,288
r
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA, 1.773% - 4.104%, (COFI 11th District +/- MBS Margin),
12/01/24 - 3/01/37 ................................... United States 2,496,492 2,575,887
2,575,887
Federal National Mortgage Association (FNMA) Fixed Rate 15.6%
FNMA, 15 Year, 2%, 8/01/30 - 12/01/35 ..................... United States 9,782,359 10,238,257
FNMA, 15 Year, 2.5%, 1/01/36 ........................... United States 2,460,073 2,587,257
FNMA, 15 Year, 5.5%, 12/01/22 - 12/01/23 .................. United States 34,654 35,617
FNMA, 15 Year, 6%, 9/01/22 ............................. United States 19,660 19,919
FNMA, 30 Year, 3%, 9/01/48 ............................. United States 23,512,315 25,097,748
FNMA, 30 Year, 3%, 11/01/48 ............................ United States 57,236,167 61,035,186
FNMA, 30 Year, 3%, 9/01/50 ............................. United States 28,134,559 29,675,347
FNMA, 30 Year, 3.5%, 5/01/47 ........................... United States 2,379,863 2,597,067
FNMA, 30 Year, 5%, 6/01/36 - 5/01/39 ...................... United States 1,215,252 1,408,519
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/37 .................... United States 3,862,558 4,447,521
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 ...................... United States 4,157,100 4,990,811
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/37 .................... United States 140,614 160,906
FNMA, 30 Year, 7%, 11/01/25 ............................ United States 2,284 2,292
FNMA, 30 Year, 7.5%, 1/01/30 ........................... United States 7,449 8,788
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................... United States 39,418 47,275

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 9%, 5/01/27 ............................. United States 18,035 $ 18,538
s
FNMA, Single-family, 15 Year, 1.5%, 2/25/36 ................. United States 47,793,000 49,010,228
s
FNMA, Single-family, 15 Year, 2%, 2/25/36 .................. United States 140,904,000 147,228,166
s
FNMA, Single-family, 30 Year, 2%, 2/25/51 .................. United States 158,563,000 163,753,462
s
FNMA, Single-family, 30 Year, 2.5%, 2/25/51 ................. United States 310,599,000 327,305,831
829,668,735
r
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2.125% - 3%, (1-year CMT T-Note +/- MBS Margin),
1/20/23 - 10/20/26 ................................... United States 16,801 17,184
17,184
Government National Mortgage Association (GNMA) Fixed Rate 2.1%
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................... United States 13,788 16,505
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ................. United States 87,094 102,807
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ........ United States 14,949 17,031
GNMA I, Single-family, 30 Year, 7%, 3/15/28 - 4/15/28 .......... United States 6,393 6,593
GNMA I, Single-family, 30 Year, 7.5%, 2/15/22 - 5/15/26 ........ United States 16,068 16,592
GNMA I, Single-family, 30 Year, 9%, 9/15/25 ................. United States 31 32
GNMA II, Single-family, 30 Year, 2%, 10/20/50 ................ United States 48,326,417 50,213,437
GNMA II, Single-family, 30 Year, 2.5%, 10/20/50 .............. United States 45,317,256 47,737,227
GNMA II, Single-family, 30 Year, 2.5%, 8/20/50 ............... United States 4,166,394 4,388,177
GNMA II, Single-family, 30 Year, 3%, 11/20/50 ................ United States 2,446,340 2,591,590
GNMA II, Single-family, 30 Year, 4.5%, 9/20/50 - 11/20/50 ....... United States 6,341,945 6,895,141
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ................. United States 2,224 2,529
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 7/20/38 ........ United States 235,902 280,600
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ........ United States 28,361 32,752
112,301,013
Total Mortgage-Backed Securities (Cost $962,580,033) ...........................
974,160,315
Municipal Bonds 4.3%
California 1.1%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 6,810,000 7,336,005
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 5,870,000 6,296,984
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 4,445,000 4,715,789
City of San Francisco, Public Utilities Commission Water, Revenue,
2019 A, Refunding, 3.473%, 11/01/43 ..................... United States 2,640,000 2,845,682
Foothill-Eastern Transportation Corridor Agency, Revenue, 2019A,
Refunding, 4.094%, 1/15/49 ............................ United States 3,470,000 3,770,710
Gilroy Unified School District, GO, 2019, Refunding, 3.364%, 8/01/47 United States 7,220,000 7,566,632
Los Angeles Community College District, GO, 2020, Refunding,
2.106%, 8/01/32 ..................................... United States 3,050,000 3,161,264
San Jose Redevelopment Agency Successor Agency, Tax Allocation,
Senior Lien, 2017A-T, Refunding, 3.226%, 8/01/27 ........... United States 6,150,000 6,981,296
University of California, Revenue, 2015 J, Refunding, 4.131%,
5/15/45 ........................................... United States 10,750,000 13,288,183
55,962,545
Colorado 0.1%
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 5,600,000 5,930,624

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Florida 0.1%
County of Broward, Airport System, Revenue, 2019C, Refunding,
3.477%, 10/01/43 .................................... United States 7,145,000 $ 7,395,004
Hawaii 0.0%
†
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.585%, 7/01/28 ............................ United States 1,350,000 1,465,817
Illinois 0.2%
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue,
2008A, 6.899%, 12/01/40 .............................. United States 800,000 1,172,120
State of Illinois, GO, 2003, 5.1%, 6/01/33 ................... United States 8,900,000 9,967,199
11,139,319
Massachusetts 0.2%
Massachusetts School Building Authority, Revenue, 2019 B,
Refunding, 3.395%, 10/15/40 ........................... United States 6,760,000 7,146,875
Massachusetts State College Building Authority, Revenue, 2019 C,
Refunding, 3.373%, 5/01/43 ............................ United States 5,900,000 5,984,016
13,130,891
Minnesota 0.1%
State of Minnesota, GO, 2013F, Refunding, 4%, 10/01/24 ....... United States 5,760,000 6,353,683
Missouri 0.2%
Metropolitan St. Louis Sewer District, Revenue, 2019 C, Refunding,
3.259%, 5/01/45 ..................................... United States 7,640,000 8,165,479
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 4,060,000 4,541,922
State of New Jersey, GO, 2020 A, 3%, 6/01/32 ............... United States 8,745,000 10,091,030
14,632,952
New York 0.4%
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding,
4%, 11/15/45 ....................................... United States 6,715,000 7,722,787
New York State Dormitory Authority, State University of New York,
Revenue, 2019B, Refunding, 3.142%, 7/01/43 .............. United States 3,605,000 3,748,083
Port Authority of New York & New Jersey ,
Revenue, 191, 4.823%, 6/01/45 ......................... United States 4,570,000 5,256,505
Revenue, 192, 4.81%, 10/15/65 ......................... United States 5,000,000 6,889,100
23,616,475
Ohio 0.4%
Greenville City School District, GO, 2019, Refunding, 3.541%,
1/01/51 ........................................... United States 16,585,000 16,847,706
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019G, Refunding, 3.276%, 1/01/42 .............. United States 2,265,000 2,555,962
19,403,668
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 3.168%, 11/15/38 ................ United States 4,510,000 4,881,985
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 6,315,000 6,755,471

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Texas 0.8%
City of Austin, Electric Utility, Revenue, 2008, Refunding, AGMC
Insured, 6.262%, 11/15/32 ............................. United States 12,790,000 $ 16,539,260
Grand Parkway Transportation Corp., Revenue, 2020B, Refunding,
3.236%, 10/01/52 .................................... United States 5,800,000 6,097,076
Permanent University Fund - Texas A&M University System,
Revenue, 2019, 3.1%, 7/01/49 .......................... United States 9,020,000 9,662,134
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 ......... United States 6,760,000 7,275,585
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 .............. United States 2,655,000 2,883,277
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 .............. United States 2,255,000 2,403,086
44,860,418
Utah 0.2%
Salt Lake City Corp., Revenue, 2019B, Refunding, 3.102%, 4/01/38 United States 3,155,000 3,343,385
Utah Transit Authority, Revenue, Senior Lien, 2019 B, Refunding,
3.443%, 12/15/42 .................................... United States 4,510,000 4,763,146
8,106,531
Total Municipal Bonds (Cost $214,988,596) .....................................
231,800,862
Residential Mortgage-Backed Securities 8.1%
Capital Markets 0.0%
†
p
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.87% ,
( 1-month USD LIBOR + 0.74% ), 3/25/28 .................. United States 403,213 397,294
Diversified Financial Services 1.0%
e
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 10,096,673 10,441,804
q
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 9,150,405 9,608,866
e,q
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 4,879,319 5,035,823
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 5,168,004 5,333,736
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 8,675,052 8,966,154
e,q
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 United States 303,381 305,118
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 9/25/19 ........................................ United States 114,842 97,283
e,q
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 4,837,295 4,931,535
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 5,643,980 5,682,808
50,403,127
a a a a a a
Thrifts & Mortgage Finance 7.1%
p
FHLMC Structured Agency Credit Risk Debt Notes ,
2014-DN3, M3, FRN, 4.13%, (1-month USD LIBOR + 4%), 8/25/24 United States 8,048,845 8,263,355
2014-DN4, M3, FRN, 4.68%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 4,179,838 4,302,330
2014-HQ1, M3, FRN, 4.23%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 1,005,461 1,019,975
2015-DN1, M3, FRN, 4.28%, (1-month USD LIBOR + 4.15%),
1/25/25 ........................................... United States 1,710,077 1,725,543
2015-DNA2, M3, FRN, 4.03%, (1-month USD LIBOR + 3.9%),
12/25/27 .......................................... United States 14,513,513 14,742,198
2015-DNA3, M3, FRN, 4.83%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 3,094,938 3,236,114
2015-HQ2, M3, FRN, 3.38%, (1-month USD LIBOR + 3.25%),
5/25/25 ........................................... United States 4,056,194 4,146,413

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
p
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2016-DNA1, M3, FRN, 5.68%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 17,906,882 $ 18,855,220
2016-DNA2, M3, FRN, 4.78%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 13,883,255 14,558,434
2016-HQA2, M3, FRN, 5.28%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 23,058,935 24,044,790
2016-HQA3, M2, FRN, 1.48%, (1-month USD LIBOR + 1.35%),
3/25/29 ........................................... United States 144,236 144,523
2017-DNA1, M2, FRN, 3.38%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 14,156,900 14,655,958
2017-DNA2, M2, FRN, 3.58%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 26,327,007 27,299,784
2017-DNA3, M2, FRN, 2.63%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 13,500,000 13,801,833
2017-HQA1, M2, FRN, 3.68%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 18,770,732 19,387,054
2017-HQA2, M2, FRN, 2.78%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 7,177,769 7,290,197
2017-HQA3, M2, FRN, 2.48%, (1-month USD LIBOR + 2.35%),
4/25/30 ........................................... United States 7,208,227 7,340,987
p
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.38%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 6,469,656 6,709,421
2014-C02, 1M2, FRN, 2.73%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 15,360,727 15,179,366
2014-C02, 2M2, FRN, 2.73%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 4,891,683 4,961,164
2014-C03, 1M2, FRN, 3.13%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 17,931,350 17,753,670
2014-C03, 2M2, FRN, 3.03%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 1,638,753 1,662,828
2014-C04, 1M2, FRN, 5.03%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 13,320,505 13,774,822
2014-C04, 2M2, FRN, 5.13%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 1,824,203 1,867,773
2015-C01, 1M2, FRN, 4.43%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 1,775,169 1,822,100
2015-C01, 2M2, FRN, 4.68%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 3,561,572 3,603,969
2015-C02, 1M2, FRN, 4.13%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 8,734,987 8,960,787
2015-C02, 2M2, FRN, 4.13%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 1,575,414 1,606,594
2015-C03, 1M2, FRN, 5.13%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 5,748,359 5,918,277
2015-C03, 2M2, FRN, 5.13%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 1,637,699 1,675,971
2016-C04, 1M2, FRN, 4.38%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 16,213,128 16,939,928
2016-C05, 2M2, FRN, 4.58%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 10,941,090 11,398,940
2016-C07, 2M2, FRN, 4.48%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 7,846,652 8,206,221
2017-C01, 1M2, FRN, 3.68%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 11,513,866 11,928,280

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
p
FNMA Connecticut Avenue Securities, (continued)
2017-C02, 2M2, FRN, 3.78%, (1-month USD LIBOR + 3.65%),
9/25/29 ........................................... United States 8,002,716 $ 8,259,943
2017-C03, 1M2, FRN, 3.13%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 25,087,839 25,687,664
2017-C04, 2M2, FRN, 2.98%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 5,272,832 5,382,799
2017-C05, 1M2, FRN, 2.33%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 20,637,922 20,844,079
378,959,304
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $445,466,782) ................
429,759,725
Shares/Units
Escrows and Litigation Trusts 0.0%
†
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 73,753 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 73,753 —
a,b
Motors Liquidation Co., Escrow Account, Convertible Preferred, C . United States 43,500 —
a,b
Remington Outdoor Co., Inc., Litigation Units ................. United States 4,897 —
b
Sanchez Energy Corp., Escrow Account .................... United States 3,000,000 30,000
Total Escrows and Litigation Trusts (Cost $2,814,454) ...........................
30,000
Total Long Term Investments (Cost $5,622,740,037) .............................
5,772,239,157
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Over-the-Counter
Interest Rate Swaptions 0.0%
Receive Floating 3-month USD LIBOR, Pay Fixed 1.24%,
Counterparty CITI, Expires 5/10/21 ....................... 1 258,200,000 2,565,779
Total Options Purchased (Cost $2,272,160) .....................................
2,565,779
Short Term Investments 4.1%
a a
Country Shares
a
Value
a
Money Market Funds 4.1%
d,t
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 217,289,613 217,289,613
Total Money Market Funds (Cost $217,289,613) .................................
217,289,613
Total Short Term Investments (Cost $217,289,613 ) ...............................
217,289,613
a
Total Investments (Cost $5,842,301,810) 112.7% .................................
$5,992,094,549
Other Assets, less Liabilities (12.7)% ..........................................
(677,876,367)
Net Assets 100.0% ...........................................................
$5,314,218,182
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
See Note 9 regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $1,203,129,549, representing 22.6% of net assets.
f
Perpetual security with no stated maturity date.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Income may be received in additional securities and/or cash.
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security purchased on a delayed delivery basis.
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
See Note 7 regarding unfunded loan commitments.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
The principal represents the notional amount. See Note 3 regarding value recovery instruments.
o
Principal amount of security is adjusted for inflation.
p
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
q
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
r
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
s
Security purchased on a to-be-announced (TBA) basis.
t
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At January 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At January 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 3 Year Bonds ........................ Long 1,265 $ 113,513,092 3/15/21 $ 74,897
Canada 10 Year Bonds ........................ Long 1,157 133,561,250 3/22/21 (992,126)
U.S. Treasury 10 Year Notes .................... Long 630 86,329,688 3/22/21 (591,488)
U.S. Treasury 10 Year Ultra Notes ................ Short 1,695 260,738,672 3/22/21 4,965,697
U.S. Treasury 2 Year Notes ..................... Long 1,477 326,382,382 3/31/21 266,714
U.S. Treasury 5 Year Notes ..................... Long 3,764 473,793,500 3/31/21 (278,653)
U.S. Treasury Long Bonds ..................... Long 649 109,498,469 3/22/21 (3,448,734)
U.S. Treasury Ultra Bonds ...................... Long 599 122,626,531 3/22/21 (5,897,287)
Total Futures Contracts ...................................................................... $(5,900,980)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... JPHQ Sell 5,257,284,000 68,000,000 SGD 2/04/21 $ 989,528 $ —
Singapore Dollar .... JPHQ Sell 68,000,000 5,230,560,000 JPY 2/04/21 — (1,244,667)
Canadian Dollar .... JPHQ Buy 14,950,000 11,695,589 3/09/21 — (186)
Canadian Dollar .... JPHQ Sell 50,180,000 38,172,759 3/09/21 — (1,083,116)
Euro ............. DBAB Sell 2,178,384 2,582,117 3/09/21 — (63,311)
Euro ............. JPHQ Sell 2,550,000 3,022,823 3/09/21 — (73,895)
South Korean Won .. JPHQ Buy 14,000,000,000 12,800,585 3/10/21 — (281,155)
South Korean Won .. JPHQ Sell 14,000,000,000 11,820,131 3/10/21 — (699,299)
Turkish Lira ........ JPHQ Buy 72,700,000 8,826,029 4/06/21 855,678 —
Singapore Dollar .... JPHQ Buy 68,000,000 51,330,440 5/20/21 — (149,224)
Singapore Dollar .... JPHQ Sell 68,000,000 50,722,422 5/20/21 — (458,794)
Indonesian Rupiah .. DBAB Buy 139,844,100,000 9,718,279 6/02/21 127,025 —
Indonesian Rupiah .. DBAB Sell 42,700,000,000 2,976,751 6/02/21 — (29,415)
Indonesian Rupiah .. JPHQ Buy 92,000,000,000 6,392,440 6/02/21 84,544 —
Australian Dollar .... JPHQ Buy 34,750,000 27,016,040 6/17/21 — (441,412)
Australian Dollar .... JPHQ Sell 34,750,000 26,229,126 6/17/21 — (345,501)
Euro ............. JPHQ Buy 52,300,000 64,311,689 6/22/21 — (648,324)
Japanese Yen ...... JPHQ Buy 5,295,000,000 51,308,139 7/07/21 — (669,026)
Canadian Dollar .... JPHQ Sell 15,200,000 11,900,009 7/08/21 8,022 —
Euro ............. JPHQ Sell 930,686 1,135,939 7/08/21 2,638 —
Australian Dollar .... JPHQ Buy 17,000,000 13,092,975 7/28/21 — (89,843)
Singapore Dollar .... JPHQ Buy 17,500,000 13,177,711 7/28/21 — (5,770)
South Korean Won .. JPHQ Buy 14,600,000,000 13,204,305 7/28/21 — (143,043)
Total Forward Exchange Contracts ................................................... $2,067,435 $(6,425,981)
Net unrealized appreciation (depreciation) ............................................ $(4,358,546)

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At January 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Ally Financial, Inc. ... (5.00)% Quarterly JPHQ 12/20/24 $ 20,750,000 $ (3,565,116) $ (3,011,409) $ (553,707)
Avon Products, Inc. .. (5.00)% Quarterly CITI 3/20/23 8,800,000 (655,993) (545,395) (110,598)
Nabors Industries, Inc. (1.00)% Quarterly CITI 12/20/21 10,225,000 603,292 131,381 471,911
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM ..... 5.00% Quarterly MSCO 12/20/25 6,430,000 (488,872) 7,514 (496,386) NR
American Airlines
Group, Inc. ...... 5.00% Quarterly CITI 12/20/21 7,800,000 (249,161) (461,449) 212,288 CCC
Carnival Corp. ...... 1.00% Quarterly CITI 12/20/25 7,800,000 (1,441,830) (1,191,091) (250,739) B
Goldman Sachs Group,
Inc. (The) ....... 1.00% Quarterly JPHQ 12/20/24 20,750,000 449,797 277,529 172,268 BBB+
Macy's Retail Holdings
LLC ........... 1.00% Quarterly JPHQ 12/20/25 7,800,000 (1,343,550) (1,418,737) 75,187 B
Morgan Stanley ..... 1.00% Quarterly JPHQ 12/20/24 20,750,000 484,978 304,603 180,375 BBB+
Nabors Industries, Inc. 1.00% Quarterly CITI 12/20/23 10,225,000 (3,097,226) (882,189) (2,215,037) CCC-
Royal Caribbean
Cruises Ltd. ...... 5.00% Quarterly BZWS 12/20/25 7,800,000 (499,500) (226,875) (272,625) B+
United Airlines Holdings,
Inc. ........... 5.00% Quarterly FBCO 12/20/25 3,775,000 (152,248) (8,251) (143,997) B
Traded Index
(e)
Citibank Bespoke
Palma Index,
Mezzanine Tranche
5-7% .......... 2.30% Quarterly CITI 6/20/21 5,900,000 42,921 — 42,921
Non-
Investment
Grade
(e)
Citibank Bespoke
Phoenix Index,
Mezzanine Tranche
3.97-5.99% ...... 3.35% Quarterly CITI 12/20/21 1,100,000 10,633 — 10,633
Non-
Investment
Grade
(e)
Citibank Bespoke
Phoenix Index,
Mezzanine Tranche
5-7% .......... 2.90% Quarterly CITI 12/20/21 7,800,000 53,342 — 53,342
Non-
Investment
Grade
MCDX.NA.MAIN.31 .. 1.00% Quarterly CITI 12/20/23 2,325,000 14,239 13,567 672
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 4.10% Quarterly MSCO 12/20/21 8,300,000 (357,191) — (357,191)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 3.98% Quarterly MSCO 12/20/21 8,300,000 (366,969) — (366,969)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(10,558,454) $(7,010,802) $(3,547,652)
Total Credit Default Swap Contracts .................................... $(10,558,454) $ (7,010,802) $(3,547,652)

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

*Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
At January 31, 2021, the Fund had the following cross-currency swap contracts outstanding. See Note 3 .
Counterparty
Collateral
Pledged
(Received)
BZWS $610,000
CITI 21,540,000
DBAB 60,000
FBCO 140,000
JPHQ 6,780,000
MSCO 1,990,000
Total collateral
$31,120,000
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.334% ..... Quarterly 8,176,000 USD
Pay Floating 3-month EURIBOR + 1.12% ......... Quarterly CITI 7/10/21 7,300,000 EUR $ (677,406)
Receive Floating 3-month USD LIBOR + 1.23% ..... Quarterly 2,830,500 USD
Pay Floating 3-month EURIBOR + 1.07% ......... Quarterly CITI 9/17/21 2,550,000 EUR (261,484)
Receive Floating 3-month USD LIBOR + 1.87% ..... Quarterly 6,160,000 USD
Pay Floating 3-month EURIBOR + 1.7% .......... Quarterly CITI 10/15/21 5,600,000 EUR (637,827)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 55,747,250 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 50,450,000 EUR (5,424,176)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 51,115,500 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 46,050,000 EUR (4,740,489)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 26,862,000 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 24,200,000 EUR (2,500,585)
Total Cross Currency Swap Contracts ........................................................... $(14,241,967)

Franklin Investors Securities Trust
Consolidated Statement of Investments (unaudited)
Franklin Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At January 31, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
See A bbreviations on page 117 .
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.913% ..... At Maturity 1/14/29 $ 37,900,000 $ 1,066,490 $ — $ 1,066,490
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 73,100,000 1,842,576 — 1,842,576
Total Inflation Index Swap Contracts .................................. $2,909,066 $— $2,909,066

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
At January 31, 2021, the Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Low Duration Total Return Fund - $16,710,000
Franklin Total Return Fund - $31,120,000
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows
(determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund,
3. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit and other markets risks of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to interest rate risk.
An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Low Duration Total Return Fund - Futures, forwards and swaps
Franklin Total Return Fund - Futures, forwards, options, swaps and VRI
4. Mortgage Dollar Rolls
Franklin Low Duration Total Return Fund and Franklin Total Return Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash
3. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At January 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Daily Access Fund
1,219,956
a
Appvion Operations, Inc. ...................... 6/14/18 - 4/12/19 $ 12,791,766 $ 20,459,260
1,808,932 Remington Outdoor Co., Inc. ................... 4/13/12 - 4/12/19 73,081,001 —
Total Restricted Securities (Value is 1.77% of Net Assets) ............. $85,872,767 $20,459,260
Shares Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
24,739
b
Appvion Operations, Inc. ...................... 4/12/19 $ 334,607 $ 414,892
12,326,925 K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 92,077 —
1,226,701 K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
170,787 Remington Outdoor Co., Inc. ................... 5/16/18 - 4/12/19 3,690,418 —
Total Restricted Securities (Value is 0.02% of Net Assets) ............. $4,118,013 $414,892
Shares Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
13,033
c
Appvion Operations, Inc. ...................... 4/12/19 $ 176,272 $ 218,566
28,762,824 K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 221,469 —
2,862,311 K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
52,019 Remington Outdoor Co., Inc. ................... 4/12/19 66,324 —
Total Restricted Securities (Value is 0.01% of Net Assets) ............. $466,190 $218,566
a
The Fund also invests in unrestricted securities of the issuer, valued at $21,371,773 as of January 31, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $264,419 as of January 31, 2021.
c
The Fund also invests in unrestricted securities of the issuer, valued at $139,297 as of January 31, 2021.
4. Mortgage Dollar Rolls
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
7. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of
Investments.
At January 31, 2021, unfunded commitments were as follows:
8. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2021, investments in “affiliated companies” were as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
Fieldwood Energy LLC $6,667,375
Total
$6,667,375
Franklin Low Duration Total Return Fund
Fieldwood Energy LLC $467,450
Total
$467,450
Franklin Total Return Fund
Fieldwood Energy LLC $644,882
Total
$644,882
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. .... $ 18,106,975 $ — $ — $ — $ 2,352,285 $ 20,459,260 1,219,956 $ —
Remington Outdoor Co., Inc. . — — — — — — 1,808,932 —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 170,300 —
Interest
Appvion Operations, Inc., Term
Loan, 7%, (3-month USD
LIBOR + 6%), 6/12/26 .... 28,599,539 5,220
a
(7,539,489) 15,977 290,526 21,371,773 21,569,457 482,178
Total Affiliated Securities
(Value is 3.6% of Net Assets) $46,706,514 $5,220 $(7,539,489) 15,977 2,642,811 $41,831,033 $482,178
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
9. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $37,053,731 $963,256 $(2,238,451) $— $— $35,778,536 35,778,536 $—
Total Affiliated Securities .... $37,053,731 $963,256 $(2,238,451) $— $— $35,778,536 $—
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $211,356,904 $191,736,213 $(299,451,641) $— $— $103,641,476 103,641,476 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $6,200,000 $41,842,000 $(44,639,000) $ — $ — $3,403,000 3,403,000 $—
Total Affiliated Securities .... $217,556,904 $233,578,213 $(344,090,641) $— $— $107,044,476 $—
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $13,813,242 $172,448,740 $(130,577,676) $— $— $55,684,306 55,684,306 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $14,180,000 $5,857,000 $(20,037,000) — — $—
a
— $—
Total Affiliated Securities .... $27,993,242 $178,305,740 $(150,614,676) $— $— $55,684,306 $—

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $37,437,554 $— $(4,000,004) $(1,176,106) $3,020,023 $35,281,467 4,630,114 $599,002
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 69,832,875 74,289,380 (99,343,719) — — 44,778,536 44,778,536 —
Invesco Senior Loan ETF ..... — 6,249,043 — — (18,199) 6,230,844 280,416 18,227
Total Affiliated Securities .... $107,270,429 $80,538,423 $(103,343,723) $(1,176,106) $3,001,824 $86,290,847 $617,229
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $17,370,266 $— $— $— $836,258 $18,206,524 2,389,308 $282,258
Franklin Liberty High Yield
Corporate ETF ............ — 6,912,431 — — (90,176) 6,822,255 259,500 47,059
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 197,465,127 223,447,565 (204,005,408) — — 216,907,284 216,907,284 —
Total Affiliated Securities .... $214,835,393 $230,359,996 $(204,005,408) $— $746,082 $241,936,063 $329,317
Franklin Managed Income Fund
Controlled Affiliates
Dividends
Franklin FTSE United Kingdom
ETF .................... $27,669,150 $— $— $ — $ 5,720,850 $ 33,390,000 1,500,000 $ 415,062
Franklin Liberty Systematic Style
Premia ETF .............. 25,719,105 — (1,805,826) 1,805,826 (2,442,120) 23,276,985 1,175,000 —
Franklin Liberty U.S. Low Volatility
ETF .................... 37,699,500 — — — 3,380,500 41,080,000 1,000,000 218,270
Total Controlled Affiliates .... $91,087,755 $— $(1,805,826) $ 1,805,826 $ 6,659,230 $97,746,985 $ 633,332
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $28,554,890 $308,034,950 $(217,877,886) $— $— $118,711,954 118,711,954 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $2,956,000 $18,557,000 $(20,865,000) $ — $ — $648,000 648,000 $—
Total Affiliated Securities .... $122,598,645 $326,591,950 $(240,548,712) $1,805,826 $6,659,230 $217,106,939 $633,332
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
10. Investments in FT Underlying Funds
Franklin Total Return Fund invested in a certain financial instrument through its investment in FT subsidiary. FT subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. Prior to January 31, 2021, the FT subsidiary’s investment, Turtle Bay
Resort, liquidated and paid a final distribution. At January 31, 2021, other assets and liabilities of FT subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At January 31, 2021, the net assets of FT subsidiary were $ 5,133,860, representing 0.1% of the Fund’s consolidated net assets. The Fund’s investment in FT subsidiary is limited to 25% of consolidated assets.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Total Return Fund
Controlled Affiliates
Dividends
Franklin Liberty High Yield
Corporate ETF ............ $147,928,671 $— $— $ — $ 5,342,029 $ 153,270,700 5,830,000 $ 1,970,342
Franklin Liberty Investment Grade
Corporate ETF ............ 487,160,950 — — — 847,077 488,008,027 18,335,000 7,683,960
Franklin Liberty Senior Loan ETF 21,950,830 — — — 793,584 22,744,414 914,900 187,058
Total Controlled Affiliates .... $657,040,451 $— $— — 6,982,690 $664,023,141 9,841,360
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $11,263,485 $— $— $— $542,259 $11,805,744 1,549,310 $184,541
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 226,741,557 351,492,528 (360,944,472) — — 217,289,613 217,289,613 —
Total Affiliated Securities .... $895,045,493 $351,492,528 $(360,944,472) $— $7,524,949 $893,118,498 $10,025,901
a
As of January 31, 2021, no longer held by the fund.
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
A summary of inputs used as of January 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
a
Commercial Mortgage-Backed Securities ...... $ — $ 55,533,892 $ — $ 55,533,892
Mortgage-Backed Securities ................ — 597,269,902 — 597,269,902
Short Term Investments ................... 35,778,536 23,312,633 — 59,091,169
Total Investments in Securities ........... $35,778,536 $676,116,427 $— $711,894,963
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Common Stocks ........................ 43,801,342 — — 43,801,342
Convertible Preferred Stocks :
Auto Components ...................... 82,388,500 — — 82,388,500
Capital Markets ........................ 79,111,200 — — 79,111,200
Chemicals ........................... 50,086,086 — — 50,086,086
Electric Utilities ........................ 185,496,600 — — 185,496,600
Food Products ........................ 68,260,500 — — 68,260,500
Gas Utilities .......................... 14,122,800 — — 14,122,800
Health Care Equipment & Supplies ......... 106,760,322 — — 106,760,322
Health Care Technology ................. 24,246,000 — — 24,246,000
Life Sciences Tools & Services ............ 75,940,200 — — 75,940,200
Machinery ............................ 32,986,305 — — 32,986,305
Multi-Utilities .......................... 58,190,160 — — 58,190,160
Semiconductors & Semiconductor Equipment . 104,428,125 — — 104,428,125
Water Utilities ......................... 45,468,500 — — 45,468,500
Wireless Telecommunication Services ....... — 55,266,240 — 55,266,240
Convertible Bonds ....................... — 3,977,704,885 — 3,977,704,885
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 107,044,476 10,226,385 — 117,270,861
Total Investments in Securities ........... $1,078,331,116 $4,043,197,510 $— $5,121,528,626
Franklin Equity Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 101,694,045 — — 101,694,045
Air Freight & Logistics ................... 59,675,000 — — 59,675,000
Banks ............................... 296,022,715 — — 296,022,715
Beverages ........................... 114,398,780 — — 114,398,780
Capital Markets ........................ 183,673,245 — — 183,673,245
Chemicals ........................... 22,454,100 23,184,930 — 45,639,030
Commercial Services & Supplies ........... 42,272,840 — — 42,272,840
Communications Equipment .............. 16,672,920 — — 16,672,920
Diversified Telecommunication Services ..... 72,167,856 — — 72,167,856
Electric Utilities ........................ 210,508,785 — — 210,508,785
Electrical Equipment .................... 42,944,500 — — 42,944,500
Equity Real Estate Investment Trusts (REITs) . 36,149,000 — — 36,149,000
Food & Staples Retailing ................. 50,927,625 — — 50,927,625
Food Products ........................ — 13,394,790 — 13,394,790
Health Care Equipment & Supplies ......... 82,285,110 — — 82,285,110
Health Care Providers & Services .......... 44,339,630 — — 44,339,630
Hotels, Restaurants & Leisure ............. 46,348,320 — — 46,348,320
Household Products .................... 71,797,600 — — 71,797,600
Insurance ............................ 16,734,450 — — 16,734,450
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Equity Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
IT Services ........................... $ 6,860,375 $ — $ — $ 6,860,375
Machinery ............................ 20,733,017 — — 20,733,017
Media ............................... 53,783,450 — — 53,783,450
Multiline Retail ........................ 71,109,225 — — 71,109,225
Oil, Gas & Consumable Fuels ............. 115,841,500 — — 115,841,500
Personal Products ..................... 13,564,050 — — 13,564,050
Pharmaceuticals ....................... 164,478,965 — — 164,478,965
Road & Rail .......................... 56,315,560 — — 56,315,560
Semiconductors & Semiconductor Equipment . 82,511,970 — — 82,511,970
Software ............................. 49,622,656 — — 49,622,656
Specialty Retail ........................ 59,314,850 — — 59,314,850
Technology Hardware, Storage & Peripherals . 24,544,560 — — 24,544,560
Equity-Linked Securities ................... — 264,189,176 — 264,189,176
Convertible Preferred Stocks ............... 203,984,523 — — 203,984,523
Short Term Investments ................... 55,684,306 — — 55,684,306
Total Investments in Securities ........... $2,489,415,528 $300,768,896 $— $2,790,184,424
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — — —
b
—
Hotels, Restaurants & Leisure ............. — 647,618 — 647,618
Machinery ............................ — 8,885,560 — 8,885,560
Oil, Gas & Consumable Fuels ............. — 2,308,005 — 2,308,005
Paper & Forest Products ................. — — 20,459,260 20,459,260
Road & Rail .......................... — — 230,308 230,308
Management Investment Companies ......... 41,512,311 — — 41,512,311
Preferred Stocks ........................ — 1,758,747 — 1,758,747
Warrants .............................. — — 1,133 1,133
Corporate Bonds :
Airlines .............................. — 6,413,853 — 6,413,853
Construction Materials .................. — 4,218,906 — 4,218,906
Food Products ........................ — 409,000 — 409,000
Hotels, Restaurants & Leisure ............. — 534,552 — 534,552
Household Durables .................... — 515,938 — 515,938
Media ............................... — 5,287,162 — 5,287,162
Oil, Gas & Consumable Fuels ............. — 2,514,000 — 2,514,000
Road & Rail .......................... — — 19,369,418 19,369,418
Specialty Retail ........................ — 1,094,123 — 1,094,123
Wireless Telecommunication Services ....... — 1,430,300 — 1,430,300
Senior Floating Rate Interests ............... — 957,066,646 40,465,873 997,532,519
Asset-Backed Securities .................. — 18,086,837 — 18,086,837
Escrows and Litigation Trusts ............... — 2,430,638 —
b
2,430,638
Short Term Investments ................... 44,778,536 — — 44,778,536
Total Investments in Securities ........... $86,290,847 $1,013,601,885 $80,525,992 $1,180,418,724
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Daily Access Fund (continued)
Assets: (continued)
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 342,335 $ — $ 342,335
Total Other Financial Instruments ......... $— $342,335 $— $342,335
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — — —
b
—
Machinery ............................ — 199,920 — 199,920
Multiline Retail ........................ — — —
b
—
Oil, Gas & Consumable Fuels ............. — — 732 732
Paper & Forest Products ................. 15,950 — 414,892 430,842
Road & Rail .......................... — — 3,798 3,798
Specialty Retail ........................ 414,037 — — 414,037
Management Investment Companies ......... 25,028,779 — — 25,028,779
Warrants :
Machinery ............................ — — 318 318
Oil, Gas & Consumable Fuels ............. — — 24 24
Paper & Forest Products ................. 175 — — 175
Corporate Bonds :
Aerospace & Defense ................... — 3,088,432 — 3,088,432
Air Freight & Logistics ................... — 29,486,034 — 29,486,034
Airlines .............................. — 2,363,844 — 2,363,844
Auto Components ...................... — 4,498,283 — 4,498,283
Banks ............................... — 144,871,877 — 144,871,877
Beverages ........................... — 7,301,487 — 7,301,487
Biotechnology ......................... — 8,970,606 — 8,970,606
Capital Markets ........................ — 10,796,893 — 10,796,893
Chemicals ........................... — 16,648,526 — 16,648,526
Commercial Services & Supplies ........... — 1,416,861 — 1,416,861
Communications Equipment .............. — 1,533,750 — 1,533,750
Consumer Finance ..................... — 28,587,065 — 28,587,065
Containers & Packaging ................. — 3,696,743 — 3,696,743
Diversified Financial Services ............. — 8,083,540 — 8,083,540
Diversified Telecommunication Services ..... — 1,720,748 — 1,720,748
Electric Utilities ........................ — 44,242,031 — 44,242,031
Electrical Equipment .................... — 3,978,255 — 3,978,255
Electronic Equipment, Instruments &
Components ........................ — 629,663 — 629,663
Energy Equipment & Services ............. — 9,765,265 — 9,765,265
Entertainment ......................... — 19,547,859 — 19,547,859
Equity Real Estate Investment Trusts (REITs) . — 12,858,722 — 12,858,722
Food & Staples Retailing ................. — 3,261,975 — 3,261,975
Health Care Equipment & Supplies ......... — 351,095 — 351,095
Health Care Providers & Services .......... — 20,329,888 — 20,329,888
Hotels, Restaurants & Leisure ............. — 2,205,322 — 2,205,322
Independent Power and Renewable Electricity
Producers .......................... — 2,740,000 — 2,740,000
Industrial Conglomerates ................ — 5,769,321 — 5,769,321
Insurance ............................ — 20,018,437 — 20,018,437
Interactive Media & Services .............. — 19,784,696 — 19,784,696
Internet & Direct Marketing Retail .......... — 15,835,133 — 15,835,133
IT Services ........................... — 5,501,718 — 5,501,718
Machinery ............................ — 6,513,494 — 6,513,494
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Media ............................... $ — $ 12,976,615 $ — $ 12,976,615
Metals & Mining ....................... — 5,908,164 — 5,908,164
Multiline Retail ........................ — — 1,652
b
1,652
Multi-Utilities .......................... — 1,424,256 — 1,424,256
Oil, Gas & Consumable Fuels ............. — 63,679,581 — 63,679,581
Personal Products ..................... — 6,254,391 — 6,254,391
Pharmaceuticals ....................... — 11,375,575 — 11,375,575
Road & Rail .......................... — — 319,141 319,141
Semiconductors & Semiconductor Equipment . — 15,595,118 — 15,595,118
Specialty Retail ........................ — 537,595 — 537,595
Thrifts & Mortgage Finance ............... — 10,761,576 — 10,761,576
Tobacco ............................. — 7,196,660 — 7,196,660
Trading Companies & Distributors .......... — 2,539,203 — 2,539,203
Wireless Telecommunication Services ....... — 3,509,002 — 3,509,002
Senior Floating Rate Interests ............... — 95,869,301 833,147 96,702,448
Marketplace Loans ...................... — — 31,249,876 31,249,876
Foreign Government and Agency Securities .... — 153,837,547 — 153,837,547
U.S. Government and Agency Securities ....... — 581,584,657 — 581,584,657
Asset-Backed Securities .................. — 522,279,732 — 522,279,732
Commercial Mortgage-Backed Securities ...... — 62,422,994 — 62,422,994
Mortgage-Backed Securities ................ — 74,759,911 — 74,759,911
Municipal Bonds ......................... — 90,347,675 — 90,347,675
Residential Mortgage-Backed Securities ...... — 274,788,047 — 274,788,047
Escrows and Litigation Trusts ............... — 19,000 —
b
19,000
Short Term Investments ................... 216,907,284 46,998,089 — 263,905,373
Total Investments in Securities ........... $242,366,225 $2,511,262,172 $32,823,580 $2,786,451,977
Other Financial Instruments:
Forward exchange contracts ............... — 570,387 — 570,387
Futures contracts ........................ 2,727,951 — — 2,727,951
Swap contracts ......................... — 5,352,507 — 5,352,507
Unfunded Loan Commitments .............. — 24,001 — 24,001
Total Other Financial Instruments ......... $2,727,951 $5,946,895 $— $8,674,846
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,290,879 $ — $ 1,290,879
Futures contracts ........................ 283,832 — — 283,832
Swap contracts .......................... — 13,132,074 — 13,132,074
Total Other Financial Instruments ......... $283,832 $14,422,953 $— $14,706,785
Franklin Managed Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 41,631,569 — — 41,631,569
Air Freight & Logistics ................... 27,125,000 — — 27,125,000
Banks ............................... 291,138,529 — — 291,138,529
Beverages ........................... 68,181,030 — — 68,181,030
Biotechnology ......................... 25,620,000 — — 25,620,000
Capital Markets ........................ 49,281,750 — — 49,281,750
Chemicals ........................... 26,676,000 — — 26,676,000
Diversified Telecommunication Services ..... 73,838,136 21,338,200 — 95,176,336
Electric Utilities ........................ 47,210,000 — — 47,210,000
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Managed Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Food Products ........................ $ 28,227,500 $ — $ — $ 28,227,500
Health Care Providers & Services .......... 88,918,000 — — 88,918,000
Household Products .................... 57,694,500 — — 57,694,500
Industrial Conglomerates ................ 58,611,000 — — 58,611,000
Insurance ............................ 13,630,000 — — 13,630,000
IT Services ........................... 23,822,000 — — 23,822,000
Multiline Retail ........................ 18,117,000 — — 18,117,000
Multi-Utilities .......................... 134,376,932 — — 134,376,932
Oil, Gas & Consumable Fuels ............. 160,803,500 — — 160,803,500
Pharmaceuticals ....................... 131,466,750 — — 131,466,750
Road & Rail .......................... 40,481,350 — — 40,481,350
Specialty Retail ........................ 20,311,500 — — 20,311,500
Management Investment Companies ......... 97,746,985 — — 97,746,985
Equity-Linked Securities ................... — 606,586,647 — 606,586,647
Convertible Preferred Stocks ............... 401,619,000 — — 401,619,000
Preferred Stocks ........................ 5,884,085 — — 5,884,085
Corporate Bonds ........................ — 914,347,987 — 914,347,987
U.S. Government and Agency Securities ....... — 104,556,840 — 104,556,840
Asset-Backed Securities .................. — 23,286,953 — 23,286,953
Mortgage-Backed Securities ................ — 75,839,091 — 75,839,091
Short Term Investments ................... 119,359,954 162,803 — 119,522,757
Total Investments in Securities ........... $2,051,772,070 $1,746,118,521 $— $3,797,890,591
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — — —
b
—
Energy Equipment & Services ............. 231,934 — — 231,934
Hotels, Restaurants & Leisure ............. — 84,078 — 84,078
Machinery ............................ — 105,332 — 105,332
Multiline Retail ........................ — — —
b
—
Oil, Gas & Consumable Fuels ............. — — 3,256 3,256
Paper & Forest Products ................. 79,971 — 218,566 298,537
Road & Rail .......................... — — 2,003 2,003
Specialty Retail ........................ 812,149 — — 812,149
Management Investment Companies ......... 675,828,885 — — 675,828,885
Preferred Stocks :
Banks ............................... 2,610,510 — — 2,610,510
Hotels, Restaurants & Leisure ............. — 228,330 — 228,330
Warrants :
Machinery ............................ — — 168 168
Oil, Gas & Consumable Fuels ............. — — 57 57
Paper & Forest Products ................. 878 — — 878
Corporate Bonds :
Aerospace & Defense ................... — 18,179,055 — 18,179,055
Air Freight & Logistics ................... — 39,138,987 — 39,138,987
Airlines .............................. — 22,846,824 — 22,846,824
Auto Components ...................... — 6,028,788 — 6,028,788
Banks ............................... — 136,367,053 — 136,367,053
Beverages ........................... — 27,509,211 — 27,509,211
Biotechnology ......................... — 35,514,687 — 35,514,687
Capital Markets ........................ — 28,437,121 — 28,437,121
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Chemicals ........................... $ — $ 17,666,560 $ — $ 17,666,560
Commercial Services & Supplies ........... — 2,595,313 — 2,595,313
Communications Equipment .............. — 2,979,375 — 2,979,375
Consumer Finance ..................... — 24,447,843 — 24,447,843
Containers & Packaging ................. — 36,901,452 — 36,901,452
Diversified Financial Services ............. — 12,619,644 — 12,619,644
Diversified Telecommunication Services ..... — 38,437,654 — 38,437,654
Electric Utilities ........................ — 95,165,490 — 95,165,490
Electronic Equipment, Instruments &
Components ........................ — 22,990,986 — 22,990,986
Energy Equipment & Services ............. — 3,226,423 — 3,226,423
Entertainment ......................... — 28,660,717 — 28,660,717
Equity Real Estate Investment Trusts (REITs) . — 21,228,746 — 21,228,746
Food & Staples Retailing ................. — 10,910,743 — 10,910,743
Food Products ........................ — 14,359,137 — 14,359,137
Health Care Equipment & Supplies ......... — 1,989,541 — 1,989,541
Health Care Providers & Services .......... — 103,068,965 — 103,068,965
Hotels, Restaurants & Leisure ............. — 28,121,123 — 28,121,123
Household Durables .................... — 24,877,615 — 24,877,615
Independent Power and Renewable Electricity
Producers .......................... — 13,696,025 — 13,696,025
Insurance ............................ — 88,112,593 — 88,112,593
Interactive Media & Services .............. — 15,179,012 — 15,179,012
Internet & Direct Marketing Retail .......... — 20,445,728 — 20,445,728
IT Services ........................... — 24,927,456 — 24,927,456
Machinery ............................ — 24,063,725 — 24,063,725
Media ............................... — 55,971,578 — 55,971,578
Metals & Mining ....................... — 2,629,688 — 2,629,688
Multiline Retail ........................ — 17,845,389 3,856
b
17,849,245
Multi-Utilities .......................... — 20,670,973 — 20,670,973
Oil, Gas & Consumable Fuels ............. — 117,177,900 — 117,177,900
Personal Products ..................... — 9,432,500 — 9,432,500
Pharmaceuticals ....................... — 11,943,886 — 11,943,886
Real Estate Management & Development .... — 634,434 — 634,434
Road & Rail .......................... — 25,657,324 168,124 25,825,448
Semiconductors & Semiconductor Equipment . — 43,830,028 — 43,830,028
Software ............................. — 6,289,380 — 6,289,380
Specialty Retail ........................ — 6,842,227 — 6,842,227
Thrifts & Mortgage Finance ............... — 5,053,632 — 5,053,632
Tobacco ............................. — 28,647,324 — 28,647,324
Trading Companies & Distributors .......... — 9,783,996 — 9,783,996
Wireless Telecommunication Services ....... — 32,012,624 — 32,012,624
Senior Floating Rate Interests ............... — 156,813,263 438,905 157,252,168
Marketplace Loans ...................... — — 9,848,229 9,848,229
Foreign Government and Agency Securities .... — 239,375,457 — 239,375,457
U.S. Government and Agency Securities ....... — 997,559,976 — 997,559,976
Asset-Backed Securities .................. — 651,692,013 — 651,692,013
Commercial Mortgage-Backed Securities :
Diversified Financial Services ............. — 14,890,994 — 14,890,994
Thrifts & Mortgage Finance ............... — 367,649 7,197 374,846
Mortgage-Backed Securities ................ — 974,160,315 — 974,160,315
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation for the three months ended January
31, 2021, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Commercial Mortgage-Backed Securities:
Municipal Bonds ......................... $ — $ 231,800,862 $ — $ 231,800,862
Residential Mortgage-Backed Securities ...... — 429,759,725 — 429,759,725
Escrows and Litigation Trusts ............... — 30,000 —
b
30,000
Options purchased ....................... — 2,565,779 — 2,565,779
Short Term Investments ................... 217,289,613 — — 217,289,613
Total Investments in Securities ........... $896,853,940 $5,084,550,248 $10,690,361 $5,992,094,549
Other Financial Instruments:
Forward exchange contracts ............... — 2,067,435 — 2,067,435
Futures contracts ........................ 5,307,308 — — 5,307,308
Swap contracts ......................... — 11,597,874 — 11,597,874
Unfunded Loan Commitments .............. — 33,111 — 33,111
Total Other Financial Instruments ......... $5,307,308 $13,698,420 $— $19,005,728
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 6,425,981 — 6,425,981
Futures contracts ........................ 11,208,288 — — 11,208,288
Swap contracts .......................... — 26,478,425 — 26,478,425
Total Other Financial Instruments ......... $11,208,288 $32,904,406 $— $44,112,694
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at January 31, 2021.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
b
Cost Basis
Adjust-
ments
c
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Oil, Gas & Consumable
Fuels .......... 1,460,626 — — — (1,460,626) — — — — —
Paper & Forest Products 18,106,975 — — — — — — 2,352,285 20,459,260 2,352,285
Road & Rail ....... —
d
— — — — — — 230,308 230,308 230,308
Warrants :
Machinery ......... — —
d
— — — — — 1,133 1,133 1,133
Corporate Bonds :
Road & Rail ....... 18,585,180 — — — — 476,327 — 307,911 19,369,418 307,911
Senior Floating Rate
Interests :
Household Products .. 45,517,441 127,315 (13,405,115) — — 8,862 58,049 (6,212,778) 26,093,774 (6,212,778)
Road & Rail ....... 14,180,644 — — — — (83,692) — 275,147 14,372,099 275,147
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2021, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
b
Cost Basis
Adjust-
ments
c
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund (continued)
Assets:
Investments in Securities:
Escrows and Litigation
Trusts ........... $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Total Investments in Securities . $97,850,866 $127,315 $(13,405,115) $— $(1,460,626) $401,497 $58,049 $(3,045,994) $80,525,992 $(3,045,994)
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . —
d
— — — — — — — —
d
—
Multiline Retail ...... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... — — (3,827) 863 — — — 3,696 732 3,696
Paper & Forest Products 367,190 — — — — — — 47,702 414,892 47,702
Road & Rail ....... —
d
— — — — — — 3,798 3,798 3,798
Warrants :
Machinery ......... — —
d
— — — — — 318 318 318
Oil, Gas & Consumable
Fuels .......... 15 — — — — — — 9 24 9
Corporate Bonds :
Multiline Retail ...... 1,469 184 — — — (27,016) — 27,015 1,652 27,015
Road & Rail ....... 306,219 — — — — 9,704 — 3,218 319,141 3,218
Senior Floating Rate
Interests :
Household Products .. 2,874,048 2,910 (2,140,156) — — 475 4,161 (145,092) 596,345 (140,457)
Road & Rail ....... 233,647 — — — — 232 — 2,922 236,802 2,922
Marketplace Loans :
Diversified Financial
Services ........ 27,612,358 7,995,306 (4,824,052) — — — (1,092,882) 1,559,146 31,249,876 1,559,146
Escrows and Litigation
Trusts ........... —
d
— — — — — — — —
d
—
Total Investments in Securities . $31,394,946 $7,998,400 $(6,968,035) $863 $— $(16,605) $(1,088,721) $1,502,732 $32,823,580 $1,507,367
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs.
b
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs.
c
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
d
Includes securities determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products
....
$20,459,260 Discounted cash flow Weighted average
cost of capital
19.3% Decrease
c
Free cash flows $107.5 mil Increase
c
Discount for lack of
marketability
8.9% Decrease
d
Long term growth 2.5% Increase
Corporate Bonds:
Road & Rail
..............
19,369,418 Discounted cash flow Discount rate 15.6% Decrease
c
Free cash flow $22.4 mil Increase
Senior Floating Rate Interests:
Household
...............
26,093,774 Recovery value Asset value estimate $58.5 mil Increase
c
Road & Rail
..............
14,372,099 Discounted cash flow Discount rate 10.2% Decrease
d
Free cash flow $16.9 mil Increase
All other Investments
(
d
)
..........
231,441
e,f
Total
.......................
$80,525,992
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Lending Club
.............
$13,784,324 Discounted cash flow Loss-Adjusted
Discount rate
7.4% Decrease
c
Projected Loss rate 29.2% Decrease
c
Lending Club LCX
.........
4,048,183 Discounted cash flow Loss-Adjusted
Discount rate
9.0% Decrease
c
Projected Loss rate 22.1% Decrease
c
Square Capital
............
11,514,672 Discounted cash flow Loss-Adjusted
Discount rate
4.3% Decrease
c
Projected Loss rate 6.0% Decrease
c
All other investments
..........
3,476,401
e,f
Total
.......................
$32,823,580
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at January 31, 2021.
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

Quarterly Statement of Investments
Abbreviations
Counterparty
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
FBCO
Credit Suisse Group AG
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
DOP
Dominican Peso
EUR
Euro
JPY
Japanese Yen
USD
United States Dollar
UYU
Uruguayan Peso
Selected Portfolio
ADR
American Depositary Receipt
AGMC Assured Guaranty Municipal Corp.
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
TBD
To Be Determined
T-Note
Treasury Note
VRI
Value Recovery Instrument
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.